Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.0%)
Communication Services (4.1%)
*	Trade Desk Inc. Class A	6,188,962	376,970
*	ROBLOX Corp. Class A	5,045,676	226,955
*	Pinterest Inc. Class A	8,246,205	224,874
*	Liberty Media Corp.-Liberty Formula One Class C	2,888,916	216,178
*	Snap Inc. Class A	13,680,619	153,360
*	Liberty Broadband Corp. Class C	1,693,421	138,353
*	Roku Inc. Class A	1,694,178	111,511
	Iridium Communications Inc.	1,721,288	106,599
*	ZoomInfo Technologies Inc. Class A	3,753,107	92,739
*	Liberty Global plc Class C	4,452,210	90,736
	Nexstar Media Group Inc. Class A	521,222	89,994
	New York Times Co. Class A	2,278,839	88,601
*	Frontier Communications Parent Inc.	3,077,503	70,075
*	Endeavor Group Holdings Inc. Class A	2,408,748	57,641
*	Liberty Media Corp.-Liberty SiriusXM Class C	2,049,826	57,375
*	IAC Inc.	1,098,936	56,705
	World Wrestling Entertainment Inc. Class A	598,232	54,595
	Warner Music Group Corp. Class A	1,632,925	54,491
	TEGNA Inc.	3,063,573	51,805
*	Ziff Davis Inc.	643,263	50,207
	Madison Square Garden Sports Corp.	246,144	47,961
	Cable One Inc.	66,891	46,957
	Cogent Communications Holdings Inc.	585,049	37,279
*,1	AMC Entertainment Holdings Inc. Class A	7,193,186	36,038
	Lumen Technologies Inc.	12,470,004	33,046
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,093,014	30,703
*	Yelp Inc. Class A	948,606	29,122
*	Liberty Global plc Class A	1,475,558	28,773
*	TripAdvisor Inc.	1,446,562	28,729
*	Bumble Inc. Class A	1,283,544	25,093
	Shutterstock Inc.	330,803	24,016
*	Cargurus Inc. Class A	1,259,590	23,529
	John Wiley & Sons Inc. Class A	597,072	23,148
*	Cinemark Holdings Inc.	1,495,875	22,124
[1]	Sirius XM Holdings Inc.	5,495,501	21,817
*	Liberty Media Corp.-Liberty Formula One Class A	321,941	21,731
*	Madison Square Garden Entertainment Corp.	367,812	21,727
*	Lions Gate Entertainment Corp. Class B	1,629,117	16,910
*	Liberty Latin America Ltd. Class C	2,016,811	16,659
*	Cars.com Inc.	862,921	16,654
*	Liberty Broadband Corp. Class A	194,261	15,953

		Shares	Market Value ($000)
*	Radius Global Infrastructure Inc.	1,033,551	15,162
*	Magnite Inc.	1,605,590	14,868
	Telephone & Data Systems Inc.	1,385,527	14,562
*	Liberty Media Corp.-Liberty Braves Class C	426,994	14,385
	Scholastic Corp.	413,774	14,159
*	Playtika Holding Corp.	1,251,496	14,092
*	TechTarget Inc.	376,469	13,598
	Shenandoah Telecommunications Co.	704,008	13,390
*	Gogo Inc.	878,772	12,742
	Gray Television Inc.	1,355,422	11,819
*	QuinStreet Inc.	714,962	11,346
*,1	Rumble Inc.	1,113,100	11,131
*	Globalstar Inc.	9,562,072	11,092
*	ZipRecruiter Inc. Class A	683,390	10,893
*	Stagwell Inc. Class A	1,452,073	10,774
*	Lions Gate Entertainment Corp. Class A	971,110	10,750
*	Altice USA Inc. Class A	3,013,016	10,305
	Sinclair Broadcast Group Inc. Class A	588,186	10,093
*	Eventbrite Inc. Class A	1,143,818	9,814
*	Thryv Holdings Inc.	421,311	9,715
*	IDT Corp. Class B	284,010	9,679
*	Anterix Inc.	268,743	8,879
*	Vimeo Inc.	2,267,085	8,683
*	EchoStar Corp. Class A	468,468	8,568
*	PubMatic Inc. Class A	608,560	8,410
*	Clear Channel Outdoor Holdings Inc.	6,703,842	8,045
*	WideOpenWest Inc.	745,295	7,923
*	EW Scripps Co. Class A	821,023	7,726
*	Integral Ad Science Holding Corp.	524,105	7,479
*,1	Liberty Media Corp.-Liberty Braves Class A	198,753	6,873
*	AMC Networks Inc. Class A	373,277	6,562
*	Liberty Latin America Ltd. Class A	782,978	6,507
*	Boston Omaha Corp. Class A	265,616	6,287
	ATN International Inc.	143,260	5,862
[1]	Marcus Corp.	355,173	5,683
*	iHeartMedia Inc. Class A	1,444,283	5,633
	Entravision Communications Corp. Class A	843,263	5,102
*	Sciplay Corp. Class A	298,542	5,063
*	MediaAlpha Inc. Class A	310,583	4,653
*	Bandwidth Inc. Class A	305,566	4,645
*	United States Cellular Corp.	217,091	4,500
*,1	AST SpaceMobile Inc. Class A	857,083	4,354
*	Playstudios Inc.	1,155,348	4,263
*	Nextdoor Holdings Inc.	1,931,386	4,152
*	Quotient Technology Inc.	1,246,180	4,087
*	Gannett Co. Inc.	2,137,573	3,997
*	Ooma Inc.	313,364	3,920
*	EverQuote Inc. Class A	263,204	3,659
*,1	fuboTV Inc.	2,660,707	3,219
*	Daily Journal Corp.	11,129	3,171
	Spok Holdings Inc.	312,285	3,163
*	Consolidated Communications Holdings Inc.	1,105,789	2,853
*	Reservoir Media Inc.	421,767	2,750
*	TrueCar Inc.	1,104,922	2,541
*,1	Vivid Seats Inc. Class A	307,910	2,349
*,1	Angi Inc. Class A	1,033,556	2,346
*	Skillz Inc. Class A	3,805,210	2,257
*	DHI Group Inc.	579,021	2,247

		Shares	Market Value ($000)
*	Advantage Solutions Inc.	1,380,488	2,181
*,1	Grindr Inc.	327,446	2,037
*	Outbrain Inc.	481,483	1,989
*,1	Loop Media Inc.	302,285	1,738
*	Urban One Inc. Class A	224,266	1,693
*,1	Cardlytics Inc.	473,640	1,608
*	Innovid Corp.	1,096,327	1,546
*	Charge Enterprises Inc.	1,314,624	1,446
	Saga Communications Inc. Class A	63,085	1,402
*	Emerald Holding Inc.	361,008	1,343
*,1	Genius Brands International Inc.	445,653	1,217
*	comScore Inc.	942,364	1,159
	Townsquare Media Inc. Class A	136,531	1,092
*,1	System1 Inc.	241,575	1,039
*,1	AdTheorent Holding Co. Inc.	569,797	963
*	LiveOne Inc.	821,704	937
*	Golden Matrix Group Inc.	331,376	878
*	Liberty TripAdvisor Holdings Inc. Class A	1,019,344	876
*	Lee Enterprises Inc.	68,489	853
*,1	Vinco Ventures Inc.	2,638,466	848
*	Cumulus Media Inc. Class A	227,161	838
*,1	Cinedigm Corp. Class A	1,885,033	792
*	Marchex Inc. Class B	400,779	729
*	Arena Group Holdings Inc.	166,131	706
*	Reading International Inc. Class A	212,246	690
*,1,2	NII Holdings Inc.	1,297,367	649
*	Travelzoo	102,473	619
*	Harte Hanks Inc.	61,522	579
*	Gaia Inc. Class A	194,494	539
*	BuzzFeed Inc.	471,268	533
*	CuriosityStream Inc.	392,619	530
*,1	KORE Group Holdings Inc.	433,857	529
*	Fluent Inc.	639,548	524
*	IZEA Worldwide Inc.	785,862	512
*	FG Group Holdings Inc.	249,852	502
*,1	SurgePays Inc.	78,212	351
*	Zedge Inc. Class B	160,996	314
*,1	Wejo Group Ltd.	528,551	261
*,1	Super League Gaming Inc.	415,710	231
*,1	Professional Diversity Network Inc.	49,286	219
*	Audacy Inc. Class A	1,581,121	213
*,1	Paltalk Inc.	99,785	213
*,1	Chicken Soup For The Soul Entertainment Inc. Class A	102,544	205
*,1	Stran & Co. Inc.	103,837	181
*	SPAR Group Inc.	120,508	157
*	Dolphin Entertainment Inc.	86,620	157
*,1	FaZe Holdings Inc.	342,307	157
*,1	Leafly Holdings Inc.	365,726	146
*	Salem Media Group Inc. Class A	122,967	134
*,1	Insignia Systems Inc.	17,941	130
	DallasNews Corp.	29,018	128
[1]	National CineMedia Inc.	868,959	115
*	Liberty Global plc Class B	5,315	106
*	Direct Digital Holdings Inc. Class A	32,227	104
*,1	Society Pass Inc.	96,225	98
*	Kubient Inc.	116,009	80
*	Urban One Inc.	11,744	65
*,1	Motorsport Games Inc. Class A	10,638	61

		Shares	Market Value ($000)
*,1	Creative Realities Inc.	25,323	56
*	Beasley Broadcast Group Inc. Class A	66,912	55
*,1	Digital Media Solutions Inc.	30,868	35
*,1	NextPlay Technologies Inc.	28,329	29
*,1	Troika Media Group Inc.	80,805	20
*,1	Treasure Global Inc.	10,664	18
*,1	Cuentas Inc.	3,165	17
*,1	Mobiquity Technologies Inc.	79,002	14
*,1	Grom Social Enterprises Inc.	3,532	2
*	NextPlat Corp.	300	—
			3,420,701
Consumer Discretionary (11.9%)
*	Airbnb Inc. Class A	5,308,925	660,430
*	Lululemon Athletica Inc.	1,612,797	587,365
*	DoorDash Inc. Class A	3,651,933	232,117
*	Burlington Stores Inc.	906,762	183,257
*	Deckers Outdoor Corp.	365,447	164,287
*	Five Below Inc.	770,152	158,628
	Service Corp. International	2,128,124	146,372
*	Floor & Decor Holdings Inc. Class A	1,474,368	144,812
	Vail Resorts Inc.	558,361	130,478
	Aramark	3,606,502	129,113
*	DraftKings Inc. Class A	6,247,414	120,950
	Dick's Sporting Goods Inc.	829,604	117,713
*	Rivian Automotive Inc. Class A	7,603,445	117,701
	Churchill Downs Inc.	456,716	117,399
	Lear Corp.	818,440	114,164
	Williams-Sonoma Inc.	922,477	112,229
*	Crocs Inc.	843,651	106,671
	Autoliv Inc.	1,074,814	100,345
	Texas Roadhouse Inc. Class A	912,080	98,559
	Tempur Sealy International Inc.	2,363,451	93,333
*	TopBuild Corp.	442,348	92,070
	Gentex Corp.	3,244,988	90,957
*	Mattel Inc.	4,919,674	90,571
*	Planet Fitness Inc. Class A	1,160,421	90,130
*	Skechers USA Inc. Class A	1,855,813	88,188
	Lithia Motors Inc. Class A	379,557	86,892
	Toll Brothers Inc.	1,414,001	84,882
	Polaris Inc.	752,612	83,261
	Wyndham Hotels & Resorts Inc.	1,220,832	82,833
	Brunswick Corp.	1,002,830	82,232
*	Capri Holdings Ltd.	1,745,946	82,059
*,1	GameStop Corp. Class A	3,513,684	80,885
	PVH Corp.	877,351	78,225
*	Light & Wonder Inc.	1,296,976	77,883
	Wingstop Inc.	408,681	75,026
	H&R Block Inc.	2,109,013	74,343
*	Hyatt Hotels Corp. Class A	664,942	74,334
	Marriott Vacations Worldwide Corp.	530,510	71,545
	Murphy USA Inc.	276,257	71,288
	Boyd Gaming Corp.	1,096,717	70,322
*	Fox Factory Holding Corp.	578,326	70,191
	Harley-Davidson Inc.	1,839,187	69,834
	Academy Sports & Outdoors Inc.	1,069,286	69,771
	Macy's Inc.	3,746,529	65,527
*	Penn Entertainment Inc.	2,155,708	63,938
*	AutoNation Inc.	473,543	63,625

		Shares	Market Value ($000)
*	RH	259,620	63,230
*	Asbury Automotive Group Inc.	300,955	63,201
*	Bright Horizons Family Solutions Inc.	801,494	61,707
*	Visteon Corp.	382,318	59,959
	Meritage Homes Corp.	505,882	59,067
[1]	Thor Industries Inc.	739,852	58,922
	Leggett & Platt Inc.	1,825,418	58,194
*	Taylor Morrison Home Corp. Class A	1,493,807	57,153
*,1	Lucid Group Inc.	7,033,284	56,548
*	Skyline Champion Corp.	737,929	55,514
*	Adient plc	1,291,040	52,881
*	Peloton Interactive Inc. Class A	4,554,753	51,651
	Wendy's Co.	2,359,431	51,388
*	Duolingo Inc. Class A	351,160	50,072
	Signet Jewelers Ltd.	628,035	48,849
	Penske Automotive Group Inc.	343,207	48,670
*	Hilton Grand Vacations Inc.	1,092,966	48,560
*	Grand Canyon Education Inc.	423,400	48,225
*	YETI Holdings Inc.	1,186,382	47,455
*	Ollie's Bargain Outlet Holdings Inc.	794,426	46,029
	KB Home	1,118,714	44,950
	Choice Hotels International Inc.	382,417	44,815
	Group 1 Automotive Inc.	197,125	44,633
	Columbia Sportswear Co.	487,380	43,981
	Travel + Leisure Co.	1,109,188	43,480
	Foot Locker Inc.	1,083,927	43,021
*	Goodyear Tire & Rubber Co.	3,809,940	41,986
*	Topgolf Callaway Brands Corp.	1,894,435	40,958
*	Victoria's Secret & Co.	1,119,921	38,245
	LCI Industries	347,136	38,140
	Carter's Inc.	519,691	37,376
	Steven Madden Ltd.	1,019,806	36,713
	Installed Building Products Inc.	321,856	36,701
*,1	Chewy Inc. Class A	975,163	36,452
*	Cavco Industries Inc.	112,510	35,749
	Kohl's Corp.	1,512,589	35,606
[1]	Cracker Barrel Old Country Store Inc.	309,577	35,168
*	Tri Pointe Homes Inc.	1,360,693	34,453
*	Sonos Inc.	1,729,236	33,928
*	Dorman Products Inc.	391,308	33,754
*	Under Armour Inc. Class C	3,903,032	33,293
*	SeaWorld Entertainment Inc.	541,967	33,228
	Papa John's International Inc.	439,242	32,912
*,1	Wayfair Inc. Class A	945,644	32,473
	Kontoor Brands Inc.	669,787	32,411
*	LGI Homes Inc.	279,196	31,837
	American Eagle Outfitters Inc.	2,356,092	31,666
*,1	QuantumScape Corp. Class A	3,867,397	31,635
	Graham Holdings Co. Class B	52,793	31,456
*	Boot Barn Holdings Inc.	407,119	31,202
*	Helen of Troy Ltd.	327,382	31,157
*	Frontdoor Inc.	1,105,574	30,823
[1]	Bloomin' Brands Inc.	1,189,665	30,515
	MDC Holdings Inc.	780,172	30,325
	Red Rock Resorts Inc. Class A	670,978	29,906
[1]	Gap Inc.	2,910,796	29,224
*	Shake Shack Inc. Class A	513,542	28,496
*	Chegg Inc.	1,721,954	28,068

		Shares	Market Value ($000)
*,1	Mobileye Global Inc. Class A	647,376	28,012
*	Six Flags Entertainment Corp.	1,025,386	27,388
*	Gentherm Inc.	452,683	27,351
	Strategic Education Inc.	303,643	27,276
	Dana Inc.	1,753,119	26,384
	Hanesbrands Inc.	4,850,997	25,516
	Jack in the Box Inc.	286,713	25,113
*	ODP Corp.	551,906	24,825
[1]	Nordstrom Inc.	1,521,541	24,755
	Century Communities Inc.	383,266	24,498
	Levi Strauss & Co. Class A	1,330,673	24,258
*	Adtalem Global Education Inc.	620,111	23,949
	Winnebago Industries Inc.	410,729	23,699
*	M/I Homes Inc.	367,726	23,200
	Cheesecake Factory Inc.	657,920	23,060
*	Brinker International Inc.	603,054	22,916
*	Urban Outfitters Inc.	825,689	22,888
	Acushnet Holdings Corp.	449,064	22,875
*	Leslie's Inc.	2,071,347	22,806
*	Sally Beauty Holdings Inc.	1,445,367	22,519
*	Stride Inc.	560,064	21,983
	Laureate Education Inc. Class A	1,868,198	21,970
	ADT Inc.	2,991,609	21,629
	Oxford Industries Inc.	203,783	21,517
*	Vista Outdoor Inc.	773,104	21,423
*	Dave & Buster's Entertainment Inc.	573,965	21,116
*	Everi Holdings Inc.	1,222,761	20,970
*,1	Luminar Technologies Inc. Class A	3,207,174	20,815
	Monro Inc.	420,234	20,772
*	National Vision Holdings Inc.	1,076,629	20,284
	Patrick Industries Inc.	294,245	20,247
*	Sabre Corp.	4,487,977	19,253
*	Abercrombie & Fitch Co. Class A	680,538	18,885
	Wolverine World Wide Inc.	1,093,488	18,644
*	XPEL Inc.	269,239	18,295
	La-Z-Boy Inc.	600,772	17,470
*	Under Armour Inc. Class A	1,827,381	17,342
*	Playa Hotels & Resorts NV	1,793,591	17,218
*	Modine Manufacturing Co.	710,967	16,388
	Upbound Group Inc.	668,010	16,373
*	iRobot Corp.	372,596	16,260
*	Revolve Group Inc. Class A	617,521	16,241
*	Malibu Boats Inc. Class A	284,415	16,055
	Dine Brands Global Inc.	218,014	14,746
*	TravelCenters of America Inc.	169,918	14,698
[1]	Krispy Kreme Inc.	930,574	14,470
	Buckle Inc.	401,664	14,335
	Sturm Ruger & Co. Inc.	246,661	14,168
[1]	Dillard's Inc. Class A	45,831	14,101
	Monarch Casino & Resort Inc.	185,891	13,784
*,1	Fisker Inc. Class A	2,241,124	13,761
*	Coursera Inc.	1,190,792	13,718
*,1	Carvana Co. Class A	1,389,303	13,601
*	Green Brick Partners Inc.	370,086	12,975
*,1	Dutch Bros Inc. Class A	408,516	12,921
*	Golden Entertainment Inc.	294,351	12,807
*	Portillo's Inc. Class A	594,663	12,708
*	Overstock.com Inc.	621,875	12,605

		Shares	Market Value ($000)
*	Life Time Group Holdings Inc.	784,764	12,525
	Sonic Automotive Inc. Class A	230,451	12,523
*	American Axle & Manufacturing Holdings Inc.	1,594,878	12,456
*	Perdoceo Education Corp.	892,104	11,981
	Winmark Corp.	36,584	11,723
	Camping World Holdings Inc. Class A	543,189	11,336
	Caleres Inc.	495,489	10,717
	Hibbett Inc.	175,306	10,340
	Standard Motor Products Inc.	278,387	10,275
[1]	Franchise Group Inc.	374,568	10,207
*	OneSpaWorld Holdings Ltd.	836,493	10,030
*	Petco Health & Wellness Co. Inc. Class A	1,092,870	9,836
*	BJ's Restaurants Inc.	336,434	9,804
*,1	Mister Car Wash Inc.	1,114,991	9,611
*	Chico's FAS Inc.	1,742,764	9,585
*	Xponential Fitness Inc. Class A	310,103	9,424
*	G-III Apparel Group Ltd.	604,692	9,403
*	Warby Parker Inc. Class A	857,152	9,077
*	Sleep Number Corp.	298,191	9,068
	RCI Hospitality Holdings Inc.	115,982	9,066
*	GoPro Inc. Class A	1,766,363	8,885
	Arko Corp.	1,031,096	8,754
*	Chuy's Holdings Inc.	243,158	8,717
	Ethan Allen Interiors Inc.	316,407	8,689
*	Denny's Corp.	777,754	8,680
*	MarineMax Inc.	298,372	8,578
	Guess? Inc.	423,881	8,249
*	Sweetgreen Inc. Class A	1,035,184	8,116
*	Udemy Inc.	906,277	8,002
*,1	Bowlero Corp.	470,682	7,978
	Smith & Wesson Brands Inc.	646,828	7,962
*	MasterCraft Boat Holdings Inc.	254,529	7,745
*,1	EVgo Inc. Class A	982,093	7,651
*	2U Inc.	1,100,304	7,537
	European Wax Center Inc. Class A	396,264	7,529
*	Accel Entertainment Inc. Class A	812,250	7,400
*	Stoneridge Inc.	394,022	7,368
*,1	Bally's Corp.	376,550	7,350
	Ruth's Hospitality Group Inc.	446,079	7,325
*	Vizio Holding Corp. Class A	784,184	7,199
	Movado Group Inc.	232,531	6,690
*	America's Car-Mart Inc.	84,020	6,655
*	Children's Place Inc.	164,374	6,616
	Shoe Carnival Inc.	247,954	6,360
*,1	Garrett Motion Inc.	828,479	6,346
*	Rover Group Inc. Class A	1,387,796	6,287
[1]	Designer Brands Inc. Class A	715,376	6,252
	Haverty Furniture Cos. Inc.	192,903	6,156
*	Genesco Inc.	166,555	6,143
*	Beazer Homes USA Inc.	378,613	6,012
*	Lovesac Co.	207,135	5,986
	Carriage Services Inc. Class A	195,549	5,968
[1]	Cricut Inc. Class A	573,526	5,850
	Johnson Outdoors Inc. Class A	81,548	5,138
*	Stitch Fix Inc. Class A	992,504	5,072
	PetMed Express Inc.	301,105	4,890
*	Qurate Retail Inc. Class A	4,821,924	4,763
*,1	Solid Power Inc.	1,518,404	4,570

		Shares	Market Value ($000)
*	Hovnanian Enterprises Inc. Class A	67,123	4,554
[1]	Big Lots Inc.	414,679	4,545
*	Inspired Entertainment Inc.	349,777	4,474
	Aaron's Co. Inc.	461,660	4,460
*	Lindblad Expeditions Holdings Inc.	463,757	4,434
*,1	OneWater Marine Inc. Class A	157,507	4,405
*,1	Target Hospitality Corp.	331,309	4,353
*	Zumiez Inc.	236,002	4,352
*	1-800-Flowers.com Inc. Class A	375,856	4,322
*	Funko Inc. Class A	455,981	4,300
*	Sportsman's Warehouse Holdings Inc.	502,889	4,265
	Build-A-Bear Workshop Inc.	179,845	4,180
*,1	Soho House & Co. Inc. Class A	636,439	4,162
*	Destination XL Group Inc.	737,663	4,065
	Clarus Corp.	405,935	3,836
*,1	Dream Finders Homes Inc. Class A	275,111	3,645
*	Nerdy Inc.	863,470	3,609
*,1	Vuzix Corp.	867,974	3,593
*,1	Traeger Inc.	872,134	3,584
*	Universal Technical Institute Inc.	477,942	3,527
*	CarParts.com Inc.	660,485	3,527
*	Kura Sushi USA Inc. Class A	52,703	3,470
*	Cooper-Standard Holdings Inc.	241,481	3,439
*	Full House Resorts Inc.	461,984	3,340
*,1	ContextLogic Inc. Class A	7,421,241	3,308
*	Red Robin Gourmet Burgers Inc.	224,451	3,214
*	WW International Inc.	776,605	3,200
*,1	Workhorse Group Inc.	2,333,823	3,104
	Nathan's Famous Inc.	40,687	3,076
	Bluegreen Vacations Holding Corp. Class A	112,101	3,069
*	Legacy Housing Corp.	132,787	3,022
*	PlayAGS Inc.	417,302	2,984
	Hooker Furnishings Corp.	163,872	2,981
*	GrowGeneration Corp.	831,148	2,843
*	Potbelly Corp.	339,664	2,829
*	Century Casinos Inc.	379,410	2,781
*,1	Mullen Automotive Inc.	21,015,957	2,759
*	VOXX International Corp. Class A	217,794	2,685
*	ONE Group Hospitality Inc.	327,587	2,653
*	Tilly's Inc. Class A	335,590	2,587
*	Noodles & Co. Class A	532,921	2,585
	El Pollo Loco Holdings Inc.	268,473	2,575
*	Rush Street Interactive Inc.	811,176	2,523
*,1	Arhaus Inc. Class A	296,417	2,457
*,1	AMMO Inc.	1,240,817	2,444
*	ThredUp Inc. Class A	954,337	2,414
*	First Watch Restaurant Group Inc.	149,954	2,408
*,1	Faraday Future Intelligent Electric Inc.	6,701,488	2,373
	Cato Corp. Class A	258,740	2,287
*	Purple Innovation Inc. Class A	851,041	2,247
	Bassett Furniture Industries Inc.	125,565	2,235
*	Citi Trends Inc.	117,393	2,233
[1]	Big 5 Sporting Goods Corp.	287,569	2,211
*	Vera Bradley Inc.	368,074	2,205
*,1	Solo Brands Inc. Class A	305,690	2,195
	Weyco Group Inc.	86,636	2,192
	Rocky Brands Inc.	91,586	2,113
*	Fiesta Restaurant Group Inc.	256,301	2,107

		Shares	Market Value ($000)
*	Fossil Group Inc.	655,417	2,097
*,1	Canoo Inc.	3,169,450	2,068
*	Motorcar Parts of America Inc.	276,893	2,060
*	Tile Shop Holdings Inc.	435,655	2,043
*,1	Holley Inc.	739,231	2,026
*	American Outdoor Brands Inc.	200,117	1,969
*	Lincoln Educational Services Corp.	346,738	1,963
*,1	BARK Inc.	1,318,970	1,913
	Escalade Inc.	128,578	1,877
*	Snap One Holdings Corp.	199,838	1,869
*	Universal Electronics Inc.	183,118	1,857
	Marine Products Corp.	138,354	1,825
*,1	Rent the Runway Inc. Class A	632,559	1,803
	Flexsteel Industries Inc.	91,978	1,772
*	JAKKS Pacific Inc.	101,742	1,760
	Lakeland Industries Inc.	119,183	1,740
*	Lands' End Inc.	177,155	1,722
*,1	RealReal Inc.	1,315,687	1,658
*	LL Flooring Holdings Inc.	431,445	1,640
*	Latham Group Inc.	572,125	1,636
*	J. Jill Inc.	62,475	1,627
*	Unifi Inc.	198,289	1,620
*	Superior Industries International Inc.	325,372	1,611
*	Allbirds Inc. Class A	1,342,425	1,611
*,1	Lordstown Motors Corp. Class A	2,407,776	1,597
*	American Public Education Inc.	288,575	1,564
*	Container Store Group Inc.	455,850	1,564
*,1	Vroom Inc.	1,734,495	1,559
*	Global Business Travel Group I	231,672	1,536
*,1	Lazydays Holdings Inc.	119,840	1,399
*	Tupperware Brands Corp.	557,250	1,393
*	Sonder Holdings Inc.	1,827,128	1,383
*	Strattec Security Corp.	55,293	1,258
*	Spruce Power Holding Corp.	1,488,147	1,220
*	Conn's Inc.	197,229	1,195
*,1	Groupon Inc. Class A	279,072	1,175
*	Carrols Restaurant Group Inc.	520,619	1,161
*	1stdibs.com Inc.	291,754	1,158
*	Duluth Holdings Inc. Class B	181,218	1,156
*,1	PLBY Group Inc.	578,426	1,145
*	Biglari Holdings Inc. Class A	1,331	1,119
*	Biglari Holdings Inc. Class B	6,550	1,108
*	Landsea Homes Corp.	179,360	1,087
	Superior Group of Cos. Inc.	132,717	1,044
	Hamilton Beach Brands Holding Co. Class A	99,979	1,024
*,1	Vacasa Inc. Class A	1,043,170	1,004
*	Delta Apparel Inc.	85,609	942
	Lifetime Brands Inc.	159,241	936
*,1	Aterian Inc.	996,489	857
*,1	RumbleON Inc. Class B	139,209	844
*	Barnes & Noble Education Inc.	513,514	781
	Culp Inc.	147,833	769
*,1	Polished.com Inc.	1,466,710	763
*,1	Express Inc.	916,718	723
*	GAN Ltd.	552,394	713
	Ark Restaurants Corp.	38,656	669
*,1	Beachbody Co. Inc.	1,378,384	665
*,1	Torrid Holdings Inc.	149,601	652

		Shares	Market Value ($000)
*	Live Ventures Inc.	20,027	634
*	Brilliant Earth Group Inc. Class A	149,812	586
*,1	Bed Bath & Beyond Inc.	1,367,986	585
*	Nautilus Inc.	434,844	583
*,1	XWELL Inc.	1,493,810	539
*,1	F45 Training Holdings Inc.	453,331	526
*,1	Kirkland's Inc.	180,002	513
*,1	Regis Corp.	456,411	507
	Crown Crafts Inc.	82,272	476
*,1	Envirotech Vehicles Inc.	144,960	448
*,1	Koss Corp.	94,470	436
*	Charles & Colvard Ltd.	444,108	413
*,1	Hall of Fame Resort & Entertainment Co.	43,733	400
	Canterbury Park Holding Corp.	16,086	394
*,1	Inspirato Inc.	392,156	376
*	Sypris Solutions Inc.	190,358	373
*	Rave Restaurant Group Inc.	246,505	360
	AMCON Distributing Co.	2,117	354
*	Envela Corp.	52,537	342
*	Vince Holding Corp.	40,186	279
[1]	JOANN Inc.	158,520	252
	Flanigan's Enterprises Inc.	8,548	242
*,1	Grove Collaborative Holdings	524,339	230
*	Lulu's Fashion Lounge Holdings Inc.	92,833	221
*,1	Toughbuilt Industries Inc.	183,720	219
*	Volcon Inc.	140,268	210
*	BurgerFi International Inc.	167,859	198
*,1	AYRO Inc.	352,055	194
*	Educational Development Corp.	64,779	190
*,1	Shift Technologies Inc. Class A	160,587	180
*,1	Wag! Group Co.	64,384	144
*	Dixie Group Inc.	188,725	143
*,1	Lottery.com Inc.	458,347	128
*	Yunhong CTI Ltd.	78,482	125
*,1	Muscle Maker Inc.	114,972	123
[1]	FAT Brands Inc. Class A	17,024	120
*	Good Times Restaurants Inc.	44,375	118
*	Kaival Brands Innovations Group Inc.	155,259	112
*	Forward Industries Inc.	93,434	105
*,1	iMedia Brands Inc.	187,686	96
*,1	Allied Gaming & Entertainment Inc.	61,060	74
*	Xcel Brands Inc.	113,190	69
*,1	Worksport Ltd.	44,981	66
*	Twin Vee PowerCats Co.	39,000	66
*	Nephros Inc.	44,580	49
*,1	Amesite Inc.	17,562	46
*,1	Esports Entertainment Group Inc.	21,756	45
*,1	Digital Brands Group Inc.	24,438	32
	Jerash Holdings US Inc.	6,274	30
*,1	Greenlane Holdings Inc. Class A	79,967	29
*	aka Brands Holding Corp.	50,960	28
*,1	Arcimoto Inc.	19,661	28
*	Emerson Radio Corp.	47,382	26
*,1	Nova Lifestyle Inc.	40,180	24
*	EBET Inc.	27,607	11
*	Harbor Custom Development Inc.	2,250	10
*,1	MGO Global Inc.	3,490	5
*	Amergent Hospitality Group Inc.	19,975	3

		Shares	Market Value ($000)
*,1	Elys Game Technology Corp.	5,285	3
	FAT Brands Inc. Class B	436	2
*	BT Brands Inc.	655	2
*	PARTS iD Inc.	1,100	—
*	Qurate Retail Inc. Class B	43	—
*	Singing Machine Co. Inc.	100	—
			9,988,429
Consumer Staples (2.8%)
*	BJ's Wholesale Club Holdings Inc.	1,859,015	141,415
*	Performance Food Group Co.	2,159,136	130,282
*	Darling Ingredients Inc.	2,220,872	129,699
	Casey's General Stores Inc.	514,505	111,370
*	US Foods Holding Corp.	2,828,781	104,495
	Ingredion Inc.	897,485	91,301
	Flowers Foods Inc.	2,616,453	71,717
*	Post Holdings Inc.	743,772	66,843
*	BellRing Brands Inc.	1,848,290	62,842
*	Coty Inc. Class A	5,063,726	61,069
*	elf Beauty Inc.	689,531	56,783
	Lancaster Colony Corp.	272,736	55,333
*	Celsius Holdings Inc.	546,080	50,753
*	Sprouts Farmers Market Inc.	1,445,503	50,636
*	Simply Good Foods Co.	1,175,514	46,750
	Albertsons Cos. Inc. Class A	2,211,737	45,960
*	Hostess Brands Inc. Class A	1,823,902	45,379
*	Freshpet Inc.	664,877	44,008
*	Boston Beer Co. Inc. Class A	129,704	42,634
	Spectrum Brands Holdings Inc.	564,050	37,351
*	TreeHouse Foods Inc.	696,594	35,129
	Inter Parfums Inc.	245,818	34,965
*	Grocery Outlet Holding Corp.	1,230,231	34,766
	Coca-Cola Consolidated Inc.	62,458	33,420
	WD-40 Co.	185,985	33,115
	Cal-Maine Foods Inc.	518,713	31,584
	Energizer Holdings Inc.	886,813	30,772
	J & J Snack Foods Corp.	206,507	30,608
	Edgewell Personal Care Co.	710,894	30,156
	Nu Skin Enterprises Inc. Class A	667,521	26,240
	PriceSmart Inc.	345,551	24,700
*	Herbalife Nutrition Ltd.	1,338,404	21,548
	Vector Group Ltd.	1,780,812	21,388
*	United Natural Foods Inc.	803,852	21,182
*	Hain Celestial Group Inc.	1,220,642	20,934
	Reynolds Consumer Products Inc.	756,005	20,790
	MGP Ingredients Inc.	210,535	20,363
	Weis Markets Inc.	224,534	19,011
*	Central Garden & Pet Co. Class A	468,040	18,286
	Universal Corp.	342,638	18,122
	Andersons Inc.	432,330	17,864
	Ingles Markets Inc. Class A	197,533	17,521
*	National Beverage Corp.	318,227	16,777
*	Beauty Health Co.	1,266,557	15,997
*	Chefs' Warehouse Inc.	466,188	15,874
	Medifast Inc.	149,187	15,466
[1]	B&G Foods Inc.	993,405	15,428
	Utz Brands Inc.	921,836	15,183
*	Pilgrim's Pride Corp.	623,436	14,451
	Fresh Del Monte Produce Inc.	473,875	14,268

		Shares	Market Value ($000)
*,1	Beyond Meat Inc.	841,467	13,657
	Seaboard Corp.	3,585	13,515
	SpartanNash Co.	497,217	12,331
	John B Sanfilippo & Son Inc.	125,863	12,199
	Tootsie Roll Industries Inc.	246,666	11,078
*	Central Garden & Pet Co.	231,850	9,520
*	Duckhorn Portfolio Inc.	593,920	9,443
*	USANA Health Sciences Inc.	146,563	9,219
*	Sovos Brands Inc.	533,589	8,900
	Calavo Growers Inc.	254,826	7,331
*	Vita Coco Co. Inc.	326,953	6,415
*	Mission Produce Inc.	558,081	6,200
*	Vital Farms Inc.	353,498	5,409
*	Olaplex Holdings Inc.	1,181,854	5,047
	Turning Point Brands Inc.	223,595	4,696
*	Seneca Foods Corp. Class A	75,346	3,938
	Limoneira Co.	200,123	3,334
	Oil-Dri Corp. of America	65,760	2,736
*,1	BRC Inc. Class A	514,782	2,646
*,1	22nd Century Group Inc.	3,172,272	2,439
	Village Super Market Inc. Class A	98,680	2,258
*	Zevia PBC Class A	581,143	2,237
*	HF Foods Group Inc.	530,520	2,080
*	Benson Hill Inc.	1,803,065	2,074
*,1	Westrock Coffee Co.	165,102	2,021
*,1	Rite Aid Corp.	812,932	1,821
*	Nature's Sunshine Products Inc.	173,811	1,775
	Natural Grocers by Vitamin Cottage Inc.	147,495	1,733
[1]	Alico Inc.	60,201	1,457
*	Honest Co. Inc.	809,114	1,456
*	Lifecore Biomedical Inc.	368,464	1,391
*	Whole Earth Brands Inc.	538,584	1,379
*	Thorne HealthTech Inc.	237,244	1,096
*,1	Tattooed Chef Inc.	669,353	950
*	Farmer Bros Co.	228,647	883
*,1	Veru Inc.	745,233	864
*	Seneca Foods Corp. Class B	13,939	750
	Lifevantage Corp.	195,613	702
*	Natural Alternatives International Inc.	75,454	696
*,1	AppHarvest Inc.	997,425	611
	Natural Health Trends Corp.	109,082	539
*	Lifeway Foods Inc.	85,576	517
*	Rocky Mountain Chocolate Factory Inc.	96,109	514
*	Splash Beverage Group Inc.	301,169	494
	United-Guardian Inc.	52,417	487
*,1	Vintage Wine Estates Inc.	431,243	461
*	LifeMD Inc.	269,585	458
*	Willamette Valley Vineyards Inc.	71,862	443
*,1	Local Bounti Corp.	423,617	338
*,1	Alkaline Water Co. Inc.	1,235,847	198
*,1	Blue Apron Holdings Inc. Class A	291,029	197
*	S&W Seed Co.	127,046	184
*	MamaMancini's Holdings Inc.	90,320	172
*,1	Boxed Inc.	654,658	124
	Mannatech Inc.	7,366	123
*,1	Real Good Food Co. Inc. Class A	26,222	111
*,1	Upexi Inc.	26,206	106
*	Better Choice Co. Inc.	261,756	97

		Shares	Market Value ($000)
*	Coffee Holding Co. Inc.	44,321	82
*,1	Barfresh Food Group Inc.	58,821	81
*,1	Edible Garden AG Inc.	35,337	81
*,1	Arcadia Biosciences Inc.	9,749	73
*,1	Zivo Bioscience Inc.	22,860	70
*,1	RiceBran Technologies	65,025	60
*,1	Eastside Distilling Inc.	132,920	47
*	Cyanotech Corp.	52,089	47
*,1	Kalera plc	9,472	32
*	Stryve Foods Inc. Class A	58,942	29
*,1	Guardion Health Sciences Inc.	3,048	19
*	MedAvail Holdings Inc.	63,468	18
	Bunge Ltd.	172	16
*,1	Jupiter Wellness Inc.	10,439	5
*	Bridgford Foods Corp.	136	2
			2,317,040
Energy (4.3%)
	Cheniere Energy Inc.	3,445,115	542,950
	Texas Pacific Land Corp.	85,021	144,622
	Ovintiv Inc.	3,400,853	122,703
	Chesapeake Energy Corp.	1,477,128	112,321
	NOV Inc.	5,374,612	99,484
	HF Sinclair Corp.	1,850,776	89,541
	Range Resources Corp.	3,343,683	88,507
*	Antero Resources Corp.	3,817,327	88,142
*	TechnipFMC plc	6,121,104	83,553
	PDC Energy Inc.	1,268,739	81,428
*	Southwestern Energy Co.	15,291,917	76,460
	Chord Energy Corp.	565,780	76,154
	Murphy Oil Corp.	1,984,411	73,384
	ChampionX Corp.	2,704,619	73,376
	Matador Resources Co.	1,522,681	72,556
	PBF Energy Inc. Class A	1,558,653	67,583
	DT Midstream Inc.	1,331,522	65,737
*	Denbury Inc.	684,780	60,007
*	Transocean Ltd.	9,172,374	58,336
*	Weatherford International plc	919,328	54,562
*,1	Valaris Ltd.	818,846	53,274
*	Noble Corp. plc	1,334,919	52,689
	Helmerich & Payne Inc.	1,434,961	51,300
	Magnolia Oil & Gas Corp. Class A	2,274,504	49,766
	Civitas Resources Inc.	705,549	48,217
	Antero Midstream Corp.	4,587,777	48,126
	SM Energy Co.	1,662,743	46,823
*	Kosmos Energy Ltd.	6,228,791	46,342
*	Peabody Energy Corp.	1,592,723	40,774
	California Resources Corp.	1,024,192	39,431
*	CNX Resources Corp.	2,351,261	37,667
	Cactus Inc. Class A	886,140	36,536
	Equitrans Midstream Corp.	5,986,998	34,605
	Patterson-UTI Energy Inc.	2,949,595	34,510
	Permian Resources Corp. Class A	3,214,230	33,749
[1]	Arch Resources Inc.	246,085	32,350
	Northern Oil & Gas Inc.	1,058,710	32,132
*	Tidewater Inc.	690,098	30,420
	Liberty Energy Inc. Class A	2,073,112	26,557
	CONSOL Energy Inc.	448,548	26,137
*	Green Plains Inc.	810,405	25,114

		Shares	Market Value ($000)
*	Oceaneering International Inc.	1,368,983	24,135
	International Seaways Inc.	570,143	23,764
*	Callon Petroleum Co.	689,593	23,060
[1]	Sitio Royalties Corp.	1,013,806	22,912
*	Par Pacific Holdings Inc.	756,696	22,096
	Delek US Holdings Inc.	957,828	21,982
	World Fuel Services Corp.	854,893	21,843
	New Fortress Energy Inc.	666,341	19,610
	Archrock Inc.	1,944,054	18,993
*	Expro Group Holdings NV	946,908	17,385
*	NexTier Oilfield Solutions Inc.	2,149,476	17,088
*	Diamond Offshore Drilling Inc.	1,381,864	16,638
*	Helix Energy Solutions Group Inc.	1,962,359	15,189
*	Nabors Industries Ltd.	123,522	15,059
	Core Laboratories NV	657,165	14,491
*,1	Uranium Energy Corp.	5,006,191	14,418
*	Dril-Quip Inc.	481,304	13,809
	Comstock Resources Inc.	1,229,999	13,272
*	Talos Energy Inc.	886,085	13,150
	CVR Energy Inc.	396,976	13,013
*	Gulfport Energy Corp.	159,606	12,768
*	US Silica Holdings Inc.	1,040,657	12,425
	Enviva Inc.	427,704	12,352
	Ranger Oil Corp.	262,429	10,718
*	Clean Energy Fuels Corp.	2,396,607	10,449
*	Vital Energy Inc.	225,988	10,292
*	ProPetro Holding Corp.	1,341,941	9,649
	Dorian LPG Ltd.	473,315	9,438
[1]	Kinetik Holdings Inc. Class A	288,583	9,033
*,1	Tellurian Inc.	7,071,135	8,698
*,1	Vertex Energy Inc.	859,008	8,487
	RPC Inc.	1,101,074	8,467
	Select Energy Services Inc. Class A	1,173,861	8,170
*	Bristow Group Inc. Class A	332,916	7,457
*	Oil States International Inc.	879,605	7,327
	Berry Corp.	911,451	7,155
*	Earthstone Energy Inc. Class A	511,033	6,649
	VAALCO Energy Inc.	1,464,005	6,632
*	W&T Offshore Inc.	1,299,808	6,603
*	REX American Resources Corp.	222,880	6,372
[1]	Crescent Energy Co. Class A	545,269	6,167
*,1	ProFrac Holding Corp. Class A	483,262	6,123
*	SandRidge Energy Inc.	422,310	6,086
*	DMC Global Inc.	259,217	5,695
	Vitesse Energy Inc.	298,858	5,687
	Excelerate Energy Inc. Class A	255,390	5,654
*,1	Gevo Inc.	3,360,568	5,175
*,1	Centrus Energy Corp. Class A	160,126	5,156
*	Newpark Resources Inc.	1,214,846	4,677
[1]	HighPeak Energy Inc.	183,945	4,231
*,1	NextDecade Corp.	832,455	4,137
*	SilverBow Resources Inc.	179,870	4,110
	Solaris Oilfield Infrastructure Inc. Class A	470,411	4,017
*	TETRA Technologies Inc.	1,509,219	3,999
*	Overseas Shipholding Group Inc. Class A	972,370	3,792
*	Amplify Energy Corp.	485,741	3,337
*	Hallador Energy Co.	362,087	3,328
	Evolution Petroleum Corp.	448,973	2,833

		Shares	Market Value ($000)
*	SEACOR Marine Holdings Inc.	320,551	2,439
*,1	Ring Energy Inc.	1,221,442	2,321
	NACCO Industries Inc. Class A	56,552	2,040
	Riley Exploration Permian Inc.	52,637	2,003
*	Forum Energy Technologies Inc.	75,395	1,917
*,1	KLX Energy Services Holdings Inc.	153,610	1,790
*	Ranger Energy Services Inc. Class A	170,306	1,735
*	Empire Petroleum Corp.	129,591	1,608
*	Natural Gas Services Group Inc.	152,393	1,571
*	Alto Ingredients Inc.	967,095	1,451
	Epsilon Energy Ltd.	266,517	1,423
*	Geospace Technologies Corp.	180,911	1,275
*	Smart Sand Inc.	685,510	1,207
*,1	American Resources Corp.	734,307	1,101
*,1	Aemetis Inc.	470,160	1,091
*	Mammoth Energy Services Inc.	248,644	1,049
	PHX Minerals Inc.	392,299	1,028
[1]	Granite Ridge Resources Inc.	171,100	1,004
*,1	Nine Energy Service Inc.	172,226	958
	Adams Resources & Energy Inc.	22,932	881
*,1	Atlas Energy Solutions Inc. Class A	45,177	769
*	Gulf Island Fabrication Inc.	205,792	761
*	Profire Energy Inc.	414,587	514
*	Lightbridge Corp.	116,345	475
*	PrimeEnergy Resources Corp.	5,149	433
*,1	Houston American Energy Corp.	137,786	357
*	Battalion Oil Corp.	53,142	349
*	Independence Contract Drilling Inc.	88,370	288
*	OPAL Fuels Inc. Class A	39,304	274
*,1	Camber Energy Inc.	161,044	254
*	NCS Multistage Holdings Inc.	10,064	239
*	Comstock Inc.	599,939	202
*	Mexco Energy Corp.	16,537	188
*	PEDEVCO Corp.	173,749	184
*	Superior Drilling Products Inc.	198,912	177
	Barnwell Industries Inc.	68,994	152
*	ENGlobal Corp.	300,740	144
*	Stabilis Solutions Inc.	25,689	95
	Energy Services of America Corp.	33,150	76
*	MIND Technology Inc.	100,023	51
*	New Concept Energy Inc.	44,822	48
	US Energy Corp.	27,006	48
*	Enservco Corp.	73,250	35
*	BitNile Metaverse Inc.	222,734	26
*,1,2	Next Bridge Hydrocarbons Inc.	902,467	—
			3,619,208
Financials (16.0%)
	Blackstone Inc.	9,854,394	865,610
*	Block Inc. Class A	7,477,699	513,344
	KKR & Co. Inc.	7,991,301	419,703
	Apollo Global Management Inc.	6,031,035	380,920
*	Markel Corp.	184,623	235,839
	LPL Financial Holdings Inc.	1,099,520	222,543
	Ares Management Corp. Class A	2,158,599	180,113
	First Citizens BancShares Inc. Class A	165,323	160,876
*,1	Coinbase Global Inc. Class A	2,216,562	149,773
	First Horizon Corp.	7,509,957	133,527
	Fidelity National Financial Inc.	3,783,858	132,170

		Shares	Market Value ($000)
	Annaly Capital Management Inc.	6,500,597	124,226
	Reinsurance Group of America Inc.	923,959	122,665
	RenaissanceRe Holdings Ltd.	608,725	121,952
	Tradeweb Markets Inc. Class A	1,538,429	121,567
	Equitable Holdings Inc.	4,777,627	121,304
	Interactive Brokers Group Inc. Class A	1,426,130	117,741
	American Financial Group Inc.	967,656	117,570
*	WEX Inc.	604,983	111,250
	East West Bancorp Inc.	1,952,091	108,341
	Ally Financial Inc.	4,156,986	105,962
	Unum Group	2,589,676	102,448
	Voya Financial Inc.	1,341,994	95,899
	Old Republic International Corp.	3,817,132	95,314
	Webster Financial Corp.	2,408,407	94,939
	Carlyle Group Inc.	3,039,369	94,403
	Cullen/Frost Bankers Inc.	892,126	93,977
	Commerce Bancshares Inc.	1,579,157	92,144
	Kinsale Capital Group Inc.	297,092	89,172
	Primerica Inc.	513,477	88,441
	Stifel Financial Corp.	1,457,975	86,152
	New York Community Bancorp Inc.	9,451,148	85,438
	SEI Investments Co.	1,407,130	80,980
	First American Financial Corp.	1,438,813	80,084
	Erie Indemnity Co. Class A	345,599	80,061
[1]	AGNC Investment Corp.	7,940,972	80,045
	Jefferies Financial Group Inc.	2,500,764	79,374
	Selective Insurance Group Inc.	830,105	79,134
	Prosperity Bancshares Inc.	1,260,016	77,516
*	Toast Inc. Class A	4,327,035	76,805
[1]	Starwood Property Trust Inc.	4,289,778	75,886
	Affiliated Managers Group Inc.	524,186	74,655
	SouthState Corp.	1,041,752	74,235
	RLI Corp.	556,147	73,917
*	Euronet Worldwide Inc.	653,636	73,142
	Morningstar Inc.	346,791	70,409
*,1	SoFi Technologies Inc.	11,434,047	69,405
*	Robinhood Markets Inc. Class A	7,124,722	69,181
	United Bankshares Inc.	1,847,580	65,035
	Glacier Bancorp Inc.	1,522,113	63,944
	Hanover Insurance Group Inc.	495,924	63,726
	OneMain Holdings Inc.	1,677,255	62,193
	Synovus Financial Corp.	2,017,101	62,187
	Columbia Banking System Inc.	2,853,537	61,123
	Wintrust Financial Corp.	837,421	61,090
	Houlihan Lokey Inc. Class A	685,621	59,985
	Essent Group Ltd.	1,475,836	59,107
	Axis Capital Holdings Ltd.	1,071,488	58,418
	Pinnacle Financial Partners Inc.	1,057,267	58,319
	Old National Bancorp	4,034,940	58,184
	Western Union Co.	5,192,117	57,892
	FNB Corp.	4,971,472	57,669
	First Financial Bankshares Inc.	1,796,495	57,308
	Popular Inc.	994,400	57,088
	Evercore Inc. Class A	494,270	57,029
	Home BancShares Inc.	2,619,124	56,861
*	Shift4 Payments Inc. Class A	735,044	55,716
	Blue Owl Capital Inc. Class A	4,951,314	54,861
	MGIC Investment Corp.	4,069,422	54,612

		Shares	Market Value ($000)
	Western Alliance Bancorp	1,516,666	53,902
	Valley National Bancorp	5,792,506	53,523
	Rithm Capital Corp.	6,554,304	52,434
	Bank OZK	1,529,183	52,298
	Cadence Bank	2,502,269	51,947
	Lazard Ltd. Class A	1,559,628	51,639
	FirstCash Holdings Inc.	515,551	49,168
	Janus Henderson Group plc	1,839,373	49,001
	Kemper Corp.	884,429	48,343
	White Mountains Insurance Group Ltd.	34,778	47,906
*	Ryan Specialty Holdings Inc. Class A	1,162,866	46,794
	Radian Group Inc.	2,117,133	46,789
	Federated Hermes Inc. Class B	1,151,073	46,204
	United Community Banks Inc.	1,553,013	43,671
	Hancock Whitney Corp.	1,171,549	42,644
*	Enstar Group Ltd.	183,535	42,542
	Assured Guaranty Ltd.	831,026	41,776
*	Brighthouse Financial Inc.	942,761	41,585
[1]	Blackstone Mortgage Trust Inc. Class A	2,326,905	41,535
	SLM Corp.	3,305,468	40,955
*	Focus Financial Partners Inc. Class A	785,365	40,737
	Independent Bank Corp. (Massachusetts)	620,113	40,692
*	Mr Cooper Group Inc.	952,448	39,022
	Community Bank System Inc.	731,725	38,408
	ServisFirst Bancshares Inc.	671,924	36,707
*,1	Credit Acceptance Corp.	83,975	36,616
	Associated Banc-Corp	2,029,307	36,487
	First Interstate BancSystem Inc. Class A	1,218,209	36,376
	Hamilton Lane Inc. Class A	489,518	36,215
	First Hawaiian Inc.	1,749,036	36,083
	Atlantic Union Bankshares Corp.	1,018,862	35,711
[1]	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,211,423	34,647
	CNO Financial Group Inc.	1,554,651	34,498
	UMB Financial Corp.	596,298	34,418
	Cathay General Bancorp	996,381	34,395
	American Equity Investment Life Holding Co.	940,108	34,305
*	Genworth Financial Inc. Class A	6,802,602	34,149
	BOK Financial Corp.	401,258	33,870
	Moelis & Co. Class A	866,715	33,317
*,1	Affirm Holdings Inc. Class A	2,953,360	33,284
	Ameris Bancorp	908,669	33,239
*	Texas Capital Bancshares Inc.	670,806	32,843
	Walker & Dunlop Inc.	421,450	32,102
	WSFS Financial Corp.	834,200	31,374
	Fulton Financial Corp.	2,263,738	31,285
	CVB Financial Corp.	1,865,169	31,111
	Pacific Premier Bancorp Inc.	1,289,380	30,971
	Simmons First National Corp. Class A	1,758,677	30,759
	International Bancshares Corp.	711,911	30,484
	EVERTEC Inc.	882,317	29,778
	Jackson Financial Inc. Class A	791,756	29,620
	Artisan Partners Asset Management Inc. Class A	919,430	29,403
	Bank of Hawaii Corp.	548,242	28,552
	First Bancorp (XNYS)	2,474,533	28,259
	First Financial Bancorp	1,280,496	27,876
	Eastern Bankshares Inc.	2,180,871	27,523
*	Marqeta Inc. Class A	5,997,023	27,406
*	Axos Financial Inc.	730,108	26,956

		Shares	Market Value ($000)
[1]	Arbor Realty Trust Inc.	2,335,785	26,838
	First Merchants Corp.	813,560	26,807
	Seacoast Banking Corp. of Florida	1,129,516	26,770
	Washington Federal Inc.	885,905	26,683
	Piper Sandler Cos.	191,780	26,583
	Towne Bank	960,318	25,592
*	NMI Holdings Inc. Class A	1,130,428	25,242
	Banner Corp.	462,099	25,124
	WesBanco Inc.	815,047	25,022
*	Flywire Corp.	850,060	24,958
	PennyMac Financial Services Inc.	411,932	24,555
*	StoneX Group Inc.	235,904	24,423
	Virtu Financial Inc. Class A	1,268,017	23,966
	PJT Partners Inc. Class A	329,120	23,759
	BankUnited Inc.	1,041,108	23,508
	Park National Corp.	197,749	23,447
	BGC Partners Inc. Class A	4,470,083	23,379
	Renasant Corp.	757,199	23,155
	Nelnet Inc. Class A	251,191	23,082
	Navient Corp.	1,421,629	22,732
*	Remitly Global Inc.	1,332,472	22,585
	Independent Bank Group Inc.	485,946	22,524
	Enterprise Financial Services Corp.	502,224	22,394
	Stock Yards Bancorp Inc.	406,045	22,389
	Lakeland Financial Corp.	348,880	21,854
	Cohen & Steers Inc.	335,861	21,482
*	BRP Group Inc. Class A	842,636	21,454
	Northwest Bancshares Inc.	1,761,006	21,185
*	Bancorp Inc.	759,690	21,157
	TPG Inc. Class A	711,722	20,875
	Bread Financial Holdings Inc.	681,081	20,650
*	Cannae Holdings Inc.	1,021,985	20,624
*	PRA Group Inc.	527,045	20,534
*	Trupanion Inc.	478,306	20,515
	Trustmark Corp.	822,910	20,326
	NBT Bancorp Inc.	596,695	20,115
	BancFirst Corp.	239,691	19,918
	Heartland Financial USA Inc.	516,093	19,797
	Provident Financial Services Inc.	1,026,068	19,680
	Claros Mortgage Trust Inc.	1,677,696	19,545
	First Bancorp (XNGS)	548,078	19,468
	TriCo Bancshares	466,878	19,417
	Two Harbors Investment Corp.	1,304,926	19,195
*	Palomar Holdings Inc.	347,152	19,163
*	Enova International Inc.	430,949	19,147
	City Holding Co.	207,896	18,894
	Horace Mann Educators Corp.	559,496	18,732
	Hilltop Holdings Inc.	628,393	18,644
*	Triumph Financial Inc.	309,981	17,997
	Chimera Investment Corp.	3,187,984	17,980
	Virtus Investment Partners Inc.	92,614	17,633
	Apollo Commercial Real Estate Finance Inc.	1,880,529	17,508
	First Commonwealth Financial Corp.	1,383,681	17,199
*	Payoneer Global Inc.	2,734,737	17,174
	Sandy Spring Bancorp Inc.	659,136	17,124
	Corebridge Financial Inc.	1,064,991	17,061
	S&T Bancorp Inc.	541,775	17,039
	National Bank Holdings Corp. Class A	504,636	16,885

		Shares	Market Value ($000)
*	PROG Holdings Inc.	687,328	16,352
*	Encore Capital Group Inc.	323,460	16,319
	Pathward Financial Inc.	388,194	16,106
	Westamerica Bancorp	362,252	16,048
	Hope Bancorp Inc.	1,631,282	16,019
	Employers Holdings Inc.	381,103	15,888
	PacWest Bancorp	1,618,048	15,744
	OFG Bancorp	631,272	15,744
	StepStone Group Inc. Class A	645,238	15,660
*,1	Upstart Holdings Inc.	980,851	15,586
	Federal Agricultural Mortgage Corp. Class C	115,668	15,406
	Berkshire Hills Bancorp Inc.	614,595	15,402
	Stellar Bancorp Inc.	624,677	15,373
*,1	Rocket Cos. Inc. Class A	1,686,050	15,276
	Stewart Information Services Corp.	374,058	15,093
	OceanFirst Financial Corp.	816,139	15,082
*	Goosehead Insurance Inc. Class A	288,572	15,063
	PennyMac Mortgage Investment Trust	1,216,822	15,003
	First Busey Corp.	726,245	14,772
	FB Financial Corp.	474,860	14,759
	CNA Financial Corp.	377,078	14,717
	Argo Group International Holdings Ltd.	501,190	14,680
	Safety Insurance Group Inc.	195,894	14,598
	Lakeland Bancorp Inc.	928,613	14,523
	Southside Bancshares Inc.	432,967	14,374
	Ladder Capital Corp. Class A	1,519,974	14,364
*,1	Avantax Inc.	542,822	14,287
*	AvidXchange Holdings Inc.	1,822,419	14,215
	Eagle Bancorp Inc.	419,413	14,038
*	MoneyGram International Inc.	1,337,642	13,938
[1]	Ready Capital Corp.	1,360,886	13,840
*	Donnelley Financial Solutions Inc.	338,287	13,822
	Franklin BSP Realty Trust Inc.	1,139,615	13,596
	Veritex Holdings Inc.	733,970	13,402
	ProAssurance Corp.	722,877	13,359
	AMERISAFE Inc.	268,683	13,152
	Origin Bancorp Inc.	408,813	13,143
	MFA Financial Inc.	1,304,705	12,943
	German American Bancorp Inc.	387,571	12,933
	Brookline Bancorp Inc.	1,197,255	12,571
	New York Mortgage Trust Inc.	1,233,778	12,288
	Tompkins Financial Corp.	179,734	11,900
	Capitol Federal Financial Inc.	1,749,770	11,776
*	Nicolet Bankshares Inc.	186,590	11,764
*	International Money Express Inc.	452,478	11,665
[1]	ARMOUR Residential REIT Inc.	2,185,061	11,472
	Premier Financial Corp.	549,317	11,387
	Mercury General Corp.	357,111	11,335
*	Green Dot Corp. Class A	659,182	11,325
	Victory Capital Holdings Inc. Class A	380,771	11,145
	James River Group Holdings Ltd.	539,144	11,133
	Live Oak Bancshares Inc.	454,505	11,076
	Heritage Financial Corp.	513,295	10,985
	Brightsphere Investment Group Inc.	458,521	10,812
	BrightSpire Capital Inc. Class A	1,774,754	10,471
	1st Source Corp.	241,739	10,431
	Redwood Trust Inc.	1,542,178	10,394
*	Oscar Health Inc. Class A	1,579,887	10,332

		Shares	Market Value ($000)
*	LendingClub Corp.	1,429,544	10,307
	Univest Financial Corp.	429,473	10,196
	QCR Holdings Inc.	231,885	10,182
*	Open Lending Corp. Class A	1,442,000	10,152
	Dime Community Bancshares Inc.	443,588	10,078
	Peoples Bancorp Inc.	391,160	10,072
	Ellington Financial Inc.	814,625	9,947
*	Ambac Financial Group Inc.	637,190	9,864
	First Bancshares Inc.	377,173	9,742
	Banc of California Inc.	762,851	9,559
	Preferred Bank	172,846	9,474
*	SiriusPoint Ltd.	1,146,338	9,320
	WisdomTree Inc.	1,571,514	9,209
[1]	Enact Holdings Inc.	402,196	9,194
	KKR Real Estate Finance Trust Inc.	797,484	9,083
	Broadmark Realty Capital Inc.	1,924,482	9,045
	TrustCo Bank Corp.	280,403	8,956
	Merchants Bancorp	341,875	8,902
*,1	Lemonade Inc.	619,691	8,837
*	AssetMark Financial Holdings Inc.	279,858	8,802
	Dynex Capital Inc.	723,961	8,774
	A-Mark Precious Metals Inc.	244,151	8,460
	ConnectOne Bancorp Inc.	464,856	8,219
	National Western Life Group Inc. Class A	33,876	8,219
	United Fire Group Inc.	309,363	8,214
*	Columbia Financial Inc.	448,931	8,206
	TFS Financial Corp.	638,540	8,065
	Washington Trust Bancorp Inc.	231,386	8,020
	Community Trust Bancorp Inc.	207,345	7,869
*	I3 Verticals Inc. Class A	318,149	7,804
	Hanmi Financial Corp.	418,664	7,775
	Bank First Corp.	105,393	7,755
	Kearny Financial Corp.	943,450	7,661
	Amerant Bancorp Inc. Class A	349,750	7,611
	Camden National Corp.	209,890	7,596
	HarborOne Bancorp Inc.	622,376	7,593
*	Customers Bancorp Inc.	406,621	7,531
	Old Second Bancorp Inc.	532,806	7,491
	Universal Insurance Holdings Inc.	399,457	7,278
	Cass Information Systems Inc.	167,732	7,264
*	NerdWallet Inc. Class A	442,696	7,163
	Ares Commercial Real Estate Corp.	787,937	7,162
*	CrossFirst Bankshares Inc.	678,546	7,111
	Heritage Commerce Corp.	836,227	6,966
	Cambridge Bancorp	106,914	6,929
*	Repay Holdings Corp. Class A	1,047,741	6,884
	Northfield Bancorp Inc.	581,594	6,851
	Byline Bancorp Inc.	311,116	6,726
	First Mid Bancshares Inc.	244,825	6,664
*	EZCORP Inc. Class A	774,715	6,663
	Diamond Hill Investment Group Inc.	40,266	6,627
	Central Pacific Financial Corp.	368,691	6,600
[1]	UWM Holdings Corp. Class A	1,329,565	6,528
	Mercantile Bank Corp.	213,124	6,517
*	MBIA Inc.	698,078	6,464
	Midland States Bancorp Inc.	300,794	6,443
	TPG RE Finance Trust Inc.	886,730	6,438
	Flushing Financial Corp.	424,728	6,324

		Shares	Market Value ($000)
[1]	B. Riley Financial Inc.	222,681	6,322
	Peapack-Gladstone Financial Corp.	209,505	6,206
	Great Southern Bancorp Inc.	121,394	6,152
	Arrow Financial Corp.	240,964	6,002
	Horizon Bancorp Inc.	535,879	5,927
[1]	Orchid Island Capital Inc.	548,052	5,881
	Farmers National Banc Corp.	462,035	5,840
	Capital City Bank Group Inc.	196,957	5,773
	First Financial Corp.	151,229	5,668
	Business First Bancshares Inc.	328,667	5,630
	Bar Harbor Bankshares	208,473	5,514
*	Coastal Financial Corp.	151,498	5,455
	CNB Financial Corp.	283,245	5,438
	Invesco Mortgage Capital Inc.	484,547	5,374
	First Foundation Inc.	720,879	5,371
	Republic Bancorp Inc. Class A	125,588	5,329
	Independent Bank Corp. (Michigan)	298,673	5,307
	First Community Bankshares Inc.	211,548	5,299
*	Metropolitan Bank Holding Corp.	153,457	5,201
[1]	HCI Group Inc.	96,679	5,182
	Hingham Institution For Savings	21,722	5,071
	Perella Weinberg Partners Class A	556,016	5,060
	P10 Inc. Class A	500,193	5,057
	SmartFinancial Inc.	213,733	4,946
	Equity Bancshares Inc. Class A	201,051	4,900
	Bank of Marin Bancorp	218,368	4,780
	Mid Penn Bancorp Inc.	186,090	4,766
	GCM Grosvenor Inc. Class A	609,000	4,756
	F&G Annuities & Life Inc.	258,645	4,687
	Amalgamated Financial Corp.	263,943	4,669
*	Cantaloupe Inc.	814,442	4,642
	HomeTrust Bancshares Inc.	188,619	4,638
*	Carter Bankshares Inc.	329,720	4,616
	Metrocity Bankshares Inc.	266,657	4,557
	Citizens & Northern Corp.	208,665	4,461
	Southern Missouri Bancorp Inc.	118,772	4,443
	American National Bankshares Inc.	139,690	4,428
	HBT Financial Inc.	224,548	4,428
	MidWestOne Financial Group Inc.	178,509	4,359
	Citizens Financial Services Inc.	51,220	4,279
	HomeStreet Inc.	237,104	4,265
*	LendingTree Inc.	159,661	4,257
	Bridge Investment Group Holdings Inc. Class A	372,468	4,220
	First of Long Island Corp.	312,450	4,218
	Financial Institutions Inc.	218,291	4,209
	Tiptree Inc. Class A	281,000	4,094
	Capstar Financial Holdings Inc.	268,776	4,072
	Peoples Financial Services Corp.	93,416	4,050
*	World Acceptance Corp.	48,528	4,042
	ACNB Corp.	120,704	3,929
	Esquire Financial Holdings Inc.	100,319	3,922
	Waterstone Financial Inc.	258,215	3,907
	Farmers & Merchants Bancorp Inc.	159,619	3,882
	South Plains Financial Inc.	179,028	3,833
*	Selectquote Inc.	1,713,866	3,719
	Home Bancorp Inc.	111,351	3,678
	Shore Bancshares Inc.	256,354	3,661
	Donegal Group Inc. Class A	238,573	3,645

		Shares	Market Value ($000)
	West Bancorp Inc.	199,470	3,644
	Oppenheimer Holdings Inc. Class A	92,926	3,638
*,1	Alvarium Tiedmann Holdings Inc.	287,926	3,611
	Regional Management Corp.	138,262	3,607
	Granite Point Mortgage Trust Inc.	723,535	3,589
*	Southern First Bancshares Inc.	116,775	3,585
*,1	Hagerty Inc. Class A	407,472	3,561
*	Bridgewater Bancshares Inc.	325,761	3,531
*	Greenlight Capital Re Ltd. Class A	375,003	3,521
	Northrim Bancorp Inc.	74,339	3,507
*	eHealth Inc.	373,515	3,496
	Enterprise Bancorp Inc.	110,491	3,476
	FS Bancorp Inc.	115,122	3,455
	Civista Bancshares Inc.	204,221	3,447
*,1	Hippo Holdings Inc.	212,135	3,443
*	Blue Foundry Bancorp	361,059	3,437
	Alerus Financial Corp.	210,749	3,383
	Federal Agricultural Mortgage Corp. Class A	29,518	3,376
	John Marshall Bancorp Inc.	156,067	3,371
	Northeast Bank	99,405	3,346
	Five Star Bancorp	155,333	3,315
	Sierra Bancorp	191,721	3,301
	MVB Financial Corp.	157,647	3,254
	Macatawa Bank Corp.	315,396	3,223
	Investors Title Co.	20,997	3,171
	Red River Bancshares Inc.	65,827	3,167
	Northeast Community Bancorp Inc.	241,197	3,164
	Orrstown Financial Services Inc.	155,163	3,082
	BayCom Corp.	177,788	3,037
	Guaranty Bancshares Inc.	108,526	3,025
	First Business Financial Services Inc.	97,299	2,969
	First Bancorp Inc.	113,459	2,937
	Norwood Financial Corp.	99,694	2,933
*	Third Coast Bancshares Inc.	183,334	2,880
	Central Valley Community Bancorp	137,745	2,835
	Timberland Bancorp Inc.	101,069	2,731
	BCB Bancorp Inc.	207,655	2,726
	AFC Gamma Inc.	223,483	2,718
	Evans Bancorp Inc.	79,749	2,677
	National Bankshares Inc.	84,224	2,650
	RBB Bancorp	170,667	2,645
*	Skyward Specialty Insurance Group Inc.	120,377	2,633
	PCB Bancorp	179,167	2,596
	Fidelity D&D Bancorp Inc.	56,809	2,594
*	Ponce Financial Group Inc.	327,287	2,569
	Summit Financial Group Inc.	122,723	2,546
	Codorus Valley Bancorp Inc.	121,863	2,529
	Plumas Bancorp	74,214	2,528
	Territorial Bancorp Inc.	129,961	2,510
	Ames National Corp.	119,369	2,483
*	Velocity Financial Inc.	272,614	2,462
*,1	Forge Global Holdings Inc.	1,403,479	2,456
	Community Financial Corp.	73,981	2,451
	Sculptor Capital Management Inc. Class A	282,187	2,430
	Princeton Bancorp Inc.	76,597	2,430
*	Ocwen Financial Corp.	88,672	2,405
	Middlefield Banc Corp.	85,747	2,402
*,1	Citizens Inc. Class A	633,769	2,351

		Shares	Market Value ($000)
	C&F Financial Corp.	45,158	2,335
	Virginia National Bankshares Corp.	64,495	2,319
	Parke Bancorp Inc.	129,661	2,305
	Colony Bankcorp Inc.	224,813	2,293
	Primis Financial Corp.	235,485	2,268
	First Bank	223,982	2,262
	Great Ajax Corp.	343,453	2,260
	Orange County Bancorp Inc.	51,038	2,246
*	Guild Holdings Co. Class A	211,403	2,199
	ChoiceOne Financial Services Inc.	86,340	2,179
	Blue Ridge Bankshares Inc.	212,340	2,166
[1]	Greene County Bancorp Inc.	95,402	2,164
*	Acacia Research Corp.	556,894	2,150
	Penns Woods Bancorp Inc.	92,543	2,138
	Oak Valley Bancorp	89,455	2,116
*	Maiden Holdings Ltd.	1,011,752	2,115
[1]	Angel Oak Mortgage REIT Inc.	287,495	2,099
	Peoples Bancorp of North Carolina Inc.	66,036	2,098
	Bankwell Financial Group Inc.	84,151	2,092
	First Internet Bancorp	123,849	2,062
	Capital Bancorp Inc.	122,784	2,043
	Crawford & Co. Class B	266,125	2,041
[1]	Silvercrest Asset Management Group Inc. Class A	111,044	2,019
	LCNB Corp.	123,173	2,013
	ESSA Bancorp Inc.	126,907	1,995
	MainStreet Bancshares Inc.	84,926	1,995
	Hawthorn Bancshares Inc.	85,168	1,991
	Nexpoint Real Estate Finance Inc.	126,305	1,979
*	FVCBankcorp Inc.	183,808	1,958
	Medallion Financial Corp.	254,067	1,949
*	Atlanticus Holdings Corp.	70,884	1,923
	Associated Capital Group Inc. Class A	51,666	1,909
*	California Bancorp	97,749	1,907
	Chemung Financial Corp.	45,377	1,883
[1]	AG Mortgage Investment Trust Inc.	326,848	1,879
	Southern States Bancshares Inc.	83,189	1,876
	Western New England Bancorp Inc.	227,217	1,865
	Unity Bancorp Inc.	81,582	1,861
*	ECB Bancorp Inc.	133,988	1,860
	William Penn Bancorp	163,745	1,855
[1]	Cherry Hill Mortgage Investment Corp.	334,023	1,844
	Meridian Corp.	145,470	1,833
*	Paymentus Holdings Inc. Class A	205,449	1,820
	First Community Corp.	90,552	1,811
*	Paysign Inc.	496,392	1,802
	Seven Hills Realty Trust	179,691	1,795
[1]	Sachem Capital Corp.	471,970	1,756
	Greenhill & Co. Inc.	196,676	1,745
	Investar Holding Corp.	122,979	1,717
*,1	Bakkt Holdings Inc.	985,681	1,695
	First Northwest Bancorp	145,611	1,675
	First United Corp.	99,141	1,672
*	First Western Financial Inc.	84,367	1,670
	Provident Bancorp Inc.	241,502	1,652
*	Kingsway Financial Services Inc.	187,231	1,649
	OP Bancorp	184,528	1,644
	Franklin Financial Services Corp.	55,406	1,642
	Richmond Mutual Bancorp Inc.	157,267	1,631

		Shares	Market Value ($000)
	Salisbury Bancorp Inc.	67,477	1,626
	Luther Burbank Corp.	170,450	1,616
	BankFinancial Corp.	183,451	1,605
	Riverview Bancorp Inc.	296,341	1,582
	Citizens Community Bancorp Inc.	145,525	1,544
[1]	Ellington Residential Mortgage REIT	209,381	1,528
*	Sterling Bancorp Inc.	269,676	1,526
*	NI Holdings Inc.	117,077	1,522
*	Malvern Bancorp Inc.	98,048	1,490
*,1	Consumer Portfolio Services Inc.	137,102	1,466
*	Trean Insurance Group Inc.	239,454	1,465
	FNCB Bancorp Inc.	235,806	1,462
*	Oportun Financial Corp.	371,337	1,433
	SB Financial Group Inc.	99,776	1,410
[1]	First Guaranty Bancshares Inc.	89,595	1,404
*	Arlington Asset Investment Corp. Class A	470,453	1,345
*	Security National Financial Corp. Class A	209,891	1,303
	Westwood Holdings Group Inc.	114,554	1,284
	First Financial Northwest Inc.	98,975	1,264
*	Finwise Bancorp	142,628	1,257
	Provident Financial Holdings Inc.	91,950	1,253
	Finward Bancorp	42,082	1,225
	First Savings Financial Group Inc.	76,028	1,223
	CF Bankshares Inc.	62,612	1,221
	Eagle Bancorp Montana Inc.	85,568	1,207
	Ohio Valley Banc Corp.	51,180	1,198
	Summit State Bank	84,229	1,168
*	SWK Holdings Corp.	65,383	1,168
	Bank of South Carolina Corp.	72,460	1,146
	Heritage Insurance Holdings Inc.	371,200	1,143
[1]	Lument Finance Trust Inc.	561,340	1,134
	Old Point Financial Corp.	47,285	1,126
	loanDepot Inc. Class A	696,589	1,121
	United Security Bancshares	174,635	1,114
*	Catalyst Bancorp Inc.	96,277	1,107
*	USCB Financial Holdings Inc.	111,275	1,100
	LINKBANCORP Inc.	165,700	1,087
*,1	GoHealth Inc. Class A	66,636	1,085
	First Capital Inc.	42,269	1,084
*	Pioneer Bancorp Inc.	108,847	1,073
	Magyar Bancorp Inc.	97,323	1,032
	Bank7 Corp.	41,938	1,030
	First National Corp.	64,501	1,020
[1]	Chicago Atlantic Real Estate Finance Inc.	73,248	990
	United Bancorp Inc.	67,080	973
*	Republic First Bancorp Inc.	701,949	955
*	Priority Technology Holdings Inc.	258,431	928
[1]	Landmark Bancorp Inc.	44,450	918
*	ACRES Commercial Realty Corp.	94,088	915
	CB Financial Services Inc.	42,100	914
*	1895 Bancorp of Wisconsin Inc.	112,911	908
*	Heritage Global Inc.	315,032	904
	Western Asset Mortgage Capital Corp.	98,287	897
	Limestone Bancorp Inc.	39,747	887
	Union Bankshares Inc.	39,483	873
	Bayfirst Financial Corp.	55,268	858
	HMN Financial Inc.	44,398	856
	Crawford & Co. Class A	100,725	842

		Shares	Market Value ($000)
	Sound Financial Bancorp Inc.	22,638	838
	Bank of the James Financial Group Inc.	76,007	799
*,1	Bright Health Group Inc.	3,550,558	782
	Community West Bancshares	60,525	766
	Partners Bancorp	97,068	760
*	Moneylion Inc.	1,324,096	752
	AmeriServ Financial Inc.	234,196	714
*	Affinity Bancshares Inc.	47,021	673
	Citizens Holding Co.	54,265	656
	TC Bancshares Inc.	44,260	644
*	Nicholas Financial Inc.	107,044	636
*	MarketWise Inc.	339,965	629
*,1	United Insurance Holdings Corp.	212,725	600
	First US Bancshares Inc.	76,705	574
	Pathfinder Bancorp Inc.	32,919	569
	IF Bancorp Inc.	35,981	559
	US Global Investors Inc. Class A	200,865	530
*,1	BM Technologies Inc.	144,374	508
	Curo Group Holdings Corp.	286,087	495
	Auburn National Bancorp Inc.	19,679	446
	Value Line Inc.	9,206	445
[1]	Hennessy Advisors Inc.	56,949	441
*	Midwest Holding Inc.	26,059	430
*	Finance of America Cos. Inc. Class A	330,710	410
*	Safeguard Scientifics Inc.	237,965	409
*	Usio Inc.	234,439	408
*,1	Root Inc. Class A	89,895	405
	Manhattan Bridge Capital Inc.	77,748	403
	Cullman Bancorp Inc.	36,829	396
*,1	OppFi Inc.	192,600	395
*,1	Katapult Holdings Inc.	819,749	365
*	Broadway Financial Corp.	323,676	340
*	Bogota Financial Corp.	30,040	305
*	Ashford Inc.	21,398	272
*,1	Siebert Financial Corp.	131,004	251
	Oconee Federal Financial Corp.	13,359	247
	Atlantic American Corp.	88,541	217
*	Vericity Inc.	26,227	208
*	HV Bancorp Inc.	6,762	203
*,1	AppTech Payments Corp.	121,714	183
*	Hallmark Financial Services Inc.	26,939	175
	Kingstone Cos. Inc.	123,172	169
*	Rhinebeck Bancorp Inc.	21,536	165
*	FlexShopper Inc.	192,597	164
*,1	Sunlight Financial Holdings Inc.	518,421	162
*	Oxbridge Re Holdings Ltd.	85,031	150
[1]	First Seacoast Bancorp	16,544	143
*	OLB Group Inc.	112,818	118
	Mid-Southern Bancorp Inc.	10,295	117
	Home Federal Bancorp Inc. of Louisiana	6,665	114
*	Carver Bancorp Inc.	27,704	111
*	Income Opportunity Realty Investors Inc.	8,889	103
*,1	Ryvyl Inc.	242,066	99
*	NSTS Bancorp Inc.	10,764	98
	Village Bank & Trust Financial Corp.	1,516	86
*,1	LM Funding America Inc.	99,032	77
*,1	Marpai Inc. Class A	71,834	68
	Glen Burnie Bancorp	9,312	67

		Shares	Market Value ($000)
*,1	Netcapital Inc.	45,304	47
	Hanover Bancorp Inc.	2,357	42
*	Patriot National Bancorp Inc.	4,426	39
*	Conifer Holdings Inc.	24,973	38
	Texas Community Bancshares Inc.	2,692	37
	Cohen & Co. Inc.	4,588	31
*	Impac Mortgage Holdings Inc.	67,510	24
*	ICC Holdings Inc.	1,500	24
*	PB Bankshares Inc.	1,751	23
	Kentucky First Federal Bancorp	2,147	13
*	OptimumBank Holdings Inc.	1,363	5
*	FG Financial Group Inc.	703	2
	Lake Shore Bancorp Inc.	138	1
*	CFSB Bancorp Inc.	100	1
*,2	Cogent Biosciences Inc. CVR	101,693	—
			13,403,955
Health Care (12.9%)
*	Seagen Inc.	1,833,866	371,303
*	Veeva Systems Inc. Class A	1,956,454	359,577
*	Horizon Therapeutics plc	3,148,170	343,591
*	Alnylam Pharmaceuticals Inc.	1,709,114	342,370
*	BioMarin Pharmaceutical Inc.	2,566,425	249,559
*	Avantor Inc.	9,379,980	198,293
	Royalty Pharma plc Class A	5,110,114	184,117
*	Sarepta Therapeutics Inc.	1,220,175	168,177
*	Exact Sciences Corp.	2,469,770	167,475
*	Penumbra Inc.	528,304	147,233
*	United Therapeutics Corp.	630,395	141,183
*	Neurocrine Biosciences Inc.	1,336,619	135,293
*	Jazz Pharmaceuticals plc	870,723	127,413
*	Masimo Corp.	671,273	123,877
*	Repligen Corp.	717,905	120,866
	Chemed Corp.	205,466	110,489
	Bruker Corp.	1,386,422	109,306
*	Shockwave Medical Inc.	495,299	107,396
*	Inspire Medical Systems Inc.	399,511	93,514
*	Envista Holdings Corp.	2,262,683	92,498
*	Acadia Healthcare Co. Inc.	1,261,055	91,111
*	Tenet Healthcare Corp.	1,503,692	89,349
*	Exelixis Inc.	4,470,025	86,763
*	Apellis Pharmaceuticals Inc.	1,293,106	85,293
*	Natera Inc.	1,511,778	83,934
*	Lantheus Holdings Inc.	941,580	77,737
*	Novocure Ltd.	1,255,937	75,532
	Encompass Health Corp.	1,380,020	74,659
*	Karuna Therapeutics Inc.	410,672	74,594
*	10X Genomics Inc. Class A	1,329,944	74,198
*	Option Care Health Inc.	2,300,918	73,100
	Ensign Group Inc.	764,566	73,047
*	Halozyme Therapeutics Inc.	1,846,145	70,504
*	Ionis Pharmaceuticals Inc.	1,964,999	70,229
*	HealthEquity Inc.	1,168,996	68,632
	Perrigo Co. plc	1,858,532	66,666
*	QuidelOrtho Corp.	742,535	66,152
*	Intra-Cellular Therapies Inc.	1,212,233	65,642
*,1	agilon health Inc.	2,750,428	65,323
*	Medpace Holdings Inc.	343,218	64,542
*	Alkermes plc	2,262,048	63,767

		Shares	Market Value ($000)
*	Oak Street Health Inc.	1,623,248	62,787
*	Globus Medical Inc. Class A	1,081,232	61,241
*	Teladoc Health Inc.	2,267,175	58,720
*	Elanco Animal Health Inc.	6,174,021	58,036
*	Integra LifeSciences Holdings Corp.	1,010,213	57,996
*	Merit Medical Systems Inc.	773,941	57,233
*	Haemonetics Corp.	691,404	57,214
*	Neogen Corp.	2,951,064	54,654
*	Doximity Inc. Class A	1,660,128	53,755
	Premier Inc. Class A	1,618,116	52,378
*	iRhythm Technologies Inc.	411,337	51,018
*	Syneos Health Inc.	1,418,771	50,537
*	Prometheus Biosciences Inc.	469,669	50,405
*,1	CRISPR Therapeutics AG	1,085,152	49,081
*	AMN Healthcare Services Inc.	589,993	48,946
*	PTC Therapeutics Inc.	988,064	47,862
*	ICU Medical Inc.	279,633	46,128
*	Cytokinetics Inc.	1,302,001	45,817
*	IVERIC bio Inc.	1,797,479	43,733
	CONMED Corp.	418,236	43,438
*	Prestige Consumer Healthcare Inc.	691,490	43,308
*	Azenta Inc.	953,750	42,556
*	Intellia Therapeutics Inc.	1,138,050	42,415
*	STAAR Surgical Co.	654,875	41,879
*	Evolent Health Inc. Class A	1,251,472	40,610
*	Inari Medical Inc.	656,509	40,533
*	Madrigal Pharmaceuticals Inc.	166,818	40,413
*	Ultragenyx Pharmaceutical Inc.	972,824	39,010
*	Arrowhead Pharmaceuticals Inc.	1,502,435	38,162
*	Amicus Therapeutics Inc.	3,436,576	38,112
*	Blueprint Medicines Corp.	825,523	37,140
*	Axonics Inc.	674,641	36,808
	Select Medical Holdings Corp.	1,414,305	36,560
*	Tandem Diabetes Care Inc.	895,278	36,357
*	Revance Therapeutics Inc.	1,125,945	36,267
*	Pacific Biosciences of California Inc.	3,112,215	36,039
*	Omnicell Inc.	613,450	35,991
*	Certara Inc.	1,461,284	35,232
*	Integer Holdings Corp.	451,484	34,990
*	Enovis Corp.	654,136	34,990
*	Reata Pharmaceuticals Inc. Class A	384,473	34,956
*	Denali Therapeutics Inc.	1,507,849	34,741
*	Guardant Health Inc.	1,426,030	33,426
*	Amedisys Inc.	450,604	33,142
*	TransMedics Group Inc.	435,834	33,006
*	Progyny Inc.	1,021,874	32,823
*	Vaxcyte Inc.	874,429	32,774
*	Glaukos Corp.	652,051	32,668
*	LivaNova plc	732,146	31,907
*	Insmed Inc.	1,862,113	31,749
*	Surgery Partners Inc.	915,274	31,550
	Patterson Cos. Inc.	1,176,561	31,497
*	ACADIA Pharmaceuticals Inc.	1,653,715	31,123
*	NeoGenomics Inc.	1,725,484	30,041
*	Sage Therapeutics Inc.	713,055	29,920
*	NuVasive Inc.	709,787	29,321
*	Axsome Therapeutics Inc.	470,640	29,029
*,1	Corcept Therapeutics Inc.	1,316,664	28,519

		Shares	Market Value ($000)
*	TG Therapeutics Inc.	1,888,349	28,401
*	R1 RCM Inc.	1,873,960	28,109
*	AtriCure Inc.	675,236	27,989
*	Supernus Pharmaceuticals Inc.	740,779	26,838
*	Mirati Therapeutics Inc.	720,683	26,795
*	Bridgebio Pharma Inc.	1,611,550	26,720
*	Provention Bio Inc.	1,103,665	26,598
*	REVOLUTION Medicines Inc.	1,225,744	26,550
*	Prothena Corp. plc	544,226	26,379
*	Myriad Genetics Inc.	1,113,627	25,870
*	Pacira BioSciences Inc.	629,875	25,705
*	Beam Therapeutics Inc.	811,763	24,856
*	Sotera Health Co.	1,372,916	24,589
*	Vir Biotechnology Inc.	1,032,318	24,022
*	Krystal Biotech Inc.	297,971	23,856
*	Addus HomeCare Corp.	221,359	23,632
*	CorVel Corp.	123,901	23,576
*	Phreesia Inc.	723,047	23,347
*	Celldex Therapeutics Inc.	648,141	23,320
*	Xencor Inc.	833,919	23,258
*	FibroGen Inc.	1,205,310	22,491
	Embecta Corp.	789,882	22,211
*	Veracyte Inc.	978,836	21,828
*	Catalyst Pharmaceuticals Inc.	1,298,335	21,526
*	Cerevel Therapeutics Holdings Inc.	881,975	21,511
*	BioCryst Pharmaceuticals Inc.	2,554,605	21,305
*	Maravai LifeSciences Holdings Inc. Class A	1,516,953	21,253
*	Silk Road Medical Inc.	519,459	20,326
*	Relay Therapeutics Inc.	1,229,278	20,246
*	Travere Therapeutics Inc.	884,823	19,900
*	Viking Therapeutics Inc.	1,189,631	19,807
*	Apollo Medical Holdings Inc.	543,080	19,806
*	Amphastar Pharmaceuticals Inc.	526,801	19,755
*	Veradigm Inc.	1,507,970	19,679
*	Ironwood Pharmaceuticals Inc. Class A	1,859,500	19,562
*	Schrodinger Inc.	737,542	19,419
*	Vericel Corp.	648,243	19,006
*	Avanos Medical Inc.	633,471	18,839
*	Privia Health Group Inc.	680,156	18,779
*	Syndax Pharmaceuticals Inc.	881,188	18,611
*	Arvinas Inc.	671,364	18,342
	US Physical Therapy Inc.	181,236	17,745
*	Nevro Corp.	489,280	17,687
*	Agios Pharmaceuticals Inc.	746,029	17,136
*	Pediatrix Medical Group Inc.	1,123,786	16,756
*	RadNet Inc.	662,567	16,584
*	Ligand Pharmaceuticals Inc.	224,051	16,481
*	Hims & Hers Health Inc.	1,651,096	16,379
*	Akero Therapeutics Inc.	423,586	16,206
*	Avid Bioservices Inc.	858,970	16,114
*	CryoPort Inc.	669,041	16,057
*	Amylyx Pharmaceuticals Inc.	543,659	15,951
*	Kymera Therapeutics Inc.	533,324	15,802
*	Dynavax Technologies Corp.	1,598,764	15,684
*	Pliant Therapeutics Inc.	589,351	15,677
*	SpringWorks Therapeutics Inc.	604,023	15,548
*	Alphatec Holdings Inc.	996,141	15,540
*	Morphic Holding Inc.	402,376	15,145

		Shares	Market Value ($000)
*	Owens & Minor Inc.	1,039,554	15,126
*	MannKind Corp.	3,614,204	14,818
*	ModivCare Inc.	175,385	14,746
*	Protagonist Therapeutics Inc.	628,592	14,458
*	Chinook Therapeutics Inc.	618,705	14,323
*	Viridian Therapeutics Inc.	553,961	14,093
*	Avidity Biosciences Inc.	910,488	13,976
*	Heska Corp.	139,165	13,585
*	Rocket Pharmaceuticals Inc.	791,674	13,561
*	Adaptive Biotechnologies Corp.	1,523,262	13,450
	LeMaitre Vascular Inc.	259,893	13,377
*	DICE Therapeutics Inc.	466,431	13,363
*	Harmony Biosciences Holdings Inc.	408,607	13,341
*	Ardelyx Inc.	2,762,268	13,231
*	Arcus Biosciences Inc.	721,829	13,166
*	AdaptHealth Corp. Class A	1,050,250	13,055
*,1	Cassava Sciences Inc.	537,851	12,973
*	NextGen Healthcare Inc.	738,075	12,850
*	PROCEPT BioRobotics Corp.	451,717	12,829
*	UFP Technologies Inc.	98,329	12,767
*	Ventyx Biosciences Inc.	379,654	12,718
*	Accolade Inc.	863,569	12,418
*	Deciphera Pharmaceuticals Inc.	796,853	12,311
*	Outset Medical Inc.	664,417	12,225
*	Recursion Pharmaceuticals Inc. Class A	1,812,043	12,086
	Atrion Corp.	19,185	12,046
*,1	Biohaven Ltd.	876,683	11,975
	Mesa Laboratories Inc.	68,469	11,964
*	Treace Medical Concepts Inc.	471,926	11,888
*	Geron Corp.	5,466,856	11,863
*	Immunovant Inc.	764,401	11,856
*	Cardiovascular Systems Inc.	594,850	11,814
*	uniQure NV	586,017	11,802
*	Twist Bioscience Corp.	774,821	11,684
*,1	Arcellx Inc.	374,873	11,550
*	Iovance Biotherapeutics Inc.	1,885,044	11,518
	National HealthCare Corp.	198,224	11,511
*	Roivant Sciences Ltd.	1,522,699	11,238
*	Rhythm Pharmaceuticals Inc.	622,987	11,114
*	Collegium Pharmaceutical Inc.	459,592	11,026
*	Figs Inc. Class A	1,746,036	10,808
*	ImmunoGen Inc.	2,813,434	10,804
*	Cross Country Healthcare Inc.	483,776	10,798
*	Enanta Pharmaceuticals Inc.	266,280	10,768
*	Cymabay Therapeutics Inc.	1,228,050	10,709
*	Kura Oncology Inc.	865,277	10,582
*	Zentalis Pharmaceuticals Inc.	611,643	10,520
*	89bio Inc.	687,453	10,470
*	Varex Imaging Corp.	574,323	10,447
*	Cogent Biosciences Inc.	960,435	10,363
*	BioLife Solutions Inc.	471,745	10,260
*	ADMA Biologics Inc.	3,062,273	10,136
*	Innoviva Inc.	891,198	10,026
*	Keros Therapeutics Inc.	234,497	10,013
*	Cytek Biosciences Inc.	1,085,890	9,979
	Simulations Plus Inc.	224,994	9,886
*	REGENXBIO Inc.	521,906	9,869
*,1	LifeStance Health Group Inc.	1,317,270	9,787

		Shares	Market Value ($000)
*	Crinetics Pharmaceuticals Inc.	609,011	9,781
*	Enhabit Inc.	702,583	9,773
*	DocGo Inc.	1,119,438	9,683
*	OrthoPediatrics Corp.	218,020	9,656
*	Replimune Group Inc.	536,944	9,482
*,1	Biomea Fusion Inc.	304,155	9,432
*,1	23andMe Holding Co. Class A	4,105,849	9,361
*,1	Anavex Life Sciences Corp.	1,088,992	9,333
*	Nuvalent Inc. Class A	356,757	9,308
*	Health Catalyst Inc.	774,425	9,038
*	Theravance Biopharma Inc.	832,713	9,035
*	HealthStream Inc.	326,500	8,848
	National Research Corp.	200,339	8,717
*	Community Health Systems Inc.	1,748,387	8,567
*	OPKO Health Inc.	5,819,470	8,496
*	Fulgent Genetics Inc.	267,279	8,344
*,1	Novavax Inc.	1,198,404	8,305
*	Mirum Pharmaceuticals Inc.	343,941	8,261
*	SI-BONE Inc.	417,297	8,208
*	Verve Therapeutics Inc.	566,917	8,175
*	American Well Corp. Class A	3,455,241	8,154
*	Orthofix Medical Inc.	484,360	8,113
*	Harrow Health Inc.	382,816	8,100
*	Arcturus Therapeutics Holdings Inc.	334,842	8,026
*	Ideaya Biosciences Inc.	582,030	7,991
*	Brookdale Senior Living Inc.	2,681,055	7,909
*	Inhibrx Inc.	415,868	7,847
*	Castle Biosciences Inc.	344,441	7,826
*,1	Point Biopharma Global Inc.	1,068,210	7,766
*	Artivion Inc.	588,561	7,710
*	Cerus Corp.	2,556,845	7,594
*	Agiliti Inc.	463,732	7,410
*	Seres Therapeutics Inc.	1,305,467	7,402
*	Alignment Healthcare Inc.	1,142,225	7,265
*	Editas Medicine Inc. Class A	996,457	7,224
*,3	Scilex Holding Co. (Acquired 1/23/23, Cost $10,167)	970,179	7,160
*	Aldeyra Therapeutics Inc.	719,888	7,148
*	ViewRay Inc.	2,025,617	7,009
*	CareDx Inc.	750,252	6,857
*	4D Molecular Therapeutics Inc.	396,045	6,808
*	Intercept Pharmaceuticals Inc.	497,979	6,688
*	ANI Pharmaceuticals Inc.	167,923	6,670
*	GoodRx Holdings Inc. Class A	1,060,398	6,627
*	Emergent BioSolutions Inc.	625,320	6,478
*	RAPT Therapeutics Inc.	351,853	6,457
*	Fate Therapeutics Inc.	1,130,127	6,442
*	Allogene Therapeutics Inc.	1,287,002	6,358
*	AnaptysBio Inc.	292,084	6,356
*	Coherus Biosciences Inc.	927,119	6,341
*	Anika Therapeutics Inc.	220,694	6,338
*	CTI BioPharma Corp.	1,489,335	6,255
*,1	Sharecare Inc.	4,393,691	6,239
*	MaxCyte Inc.	1,259,222	6,233
*	Arcutis Biotherapeutics Inc.	565,602	6,222
*,1	EQRx Inc.	3,200,791	6,210
*	Ocular Therapeutix Inc.	1,166,813	6,149
*	OraSure Technologies Inc.	1,011,585	6,120
*	Computer Programs & Systems Inc.	201,822	6,095

		Shares	Market Value ($000)
*	Paragon 28 Inc.	354,646	6,054
*	Cutera Inc.	251,696	5,945
*	Karyopharm Therapeutics Inc.	1,523,297	5,926
*	NanoString Technologies Inc.	597,732	5,918
*	Aclaris Therapeutics Inc.	723,323	5,852
*	Pulmonx Corp.	519,868	5,812
*	AngioDynamics Inc.	560,002	5,790
*	Agenus Inc.	3,789,769	5,760
*	2seventy bio Inc.	562,144	5,734
*	Axogen Inc.	605,263	5,720
*	Pennant Group Inc.	397,153	5,671
*	Vanda Pharmaceuticals Inc.	830,295	5,638
*	MiMedx Group Inc.	1,639,335	5,590
*	Definitive Healthcare Corp. Class A	535,392	5,531
*	MacroGenics Inc.	754,500	5,410
*	OmniAb Inc.	1,461,583	5,379
*	Quanterix Corp.	476,184	5,367
*	Alector Inc.	865,708	5,359
*	Nurix Therapeutics Inc.	603,539	5,359
*	SomaLogic Inc.	2,090,176	5,330
*	Terns Pharmaceuticals Inc.	440,759	5,219
*	Day One Biopharmaceuticals Inc.	384,922	5,146
*,1	Bioxcel Therapeutics Inc.	271,964	5,075
*	Mersana Therapeutics Inc.	1,226,347	5,040
*	Tactile Systems Technology Inc.	296,516	4,869
*	Surmodics Inc.	212,422	4,839
*,1	Lyell Immunopharma Inc.	2,043,557	4,823
*	Avita Medical Inc.	344,171	4,808
*	Apollo Endosurgery Inc.	484,157	4,803
*,1	Liquidia Corp.	693,491	4,792
*	Arbutus Biopharma Corp.	1,558,965	4,724
*	iTeos Therapeutics Inc.	340,991	4,641
*	Bluebird Bio Inc.	1,458,439	4,638
*	Astria Therapeutics Inc.	345,580	4,596
*,1	Bionano Genomics Inc.	4,119,842	4,573
	Utah Medical Products Inc.	48,198	4,568
*	Evolus Inc.	534,599	4,523
*,1	Senseonics Holdings Inc.	6,344,837	4,505
*	Marinus Pharmaceuticals Inc.	644,587	4,448
*	Allakos Inc.	988,052	4,397
*	Eagle Pharmaceuticals Inc.	152,826	4,336
*	Compass Therapeutics Inc.	1,319,031	4,313
*	Assertio Holdings Inc.	673,734	4,292
*,1	Invitae Corp.	3,165,924	4,274
*	PetIQ Inc. Class A	362,089	4,142
*	Dyne Therapeutics Inc.	358,007	4,124
*,1	Omeros Corp.	885,917	4,120
*	Caribou Biosciences Inc.	774,393	4,112
*	Scholar Rock Holding Corp.	513,788	4,110
*	Kiniksa Pharmaceuticals Ltd. Class A	381,906	4,109
*	Inogen Inc.	322,212	4,021
*,1	Sana Biotechnology Inc.	1,217,567	3,981
*,1	Clover Health Investments Corp. Class A	4,671,529	3,948
*	Atara Biotherapeutics Inc.	1,357,911	3,938
*	Accuray Inc.	1,309,650	3,890
*,1	WaVe Life Sciences Ltd.	895,904	3,879
*	Edgewise Therapeutics Inc.	576,945	3,848
	iRadimed Corp.	97,466	3,835

		Shares	Market Value ($000)
*,1	Butterfly Network Inc.	2,031,705	3,820
*	RxSight Inc.	229,014	3,820
*	Atea Pharmaceuticals Inc.	1,134,973	3,802
*	Codexis Inc.	911,868	3,775
*	Cullinan Oncology Inc.	367,718	3,762
*	OptimizeRx Corp.	250,272	3,661
*	Zynex Inc.	301,355	3,616
	Phibro Animal Health Corp. Class A	235,536	3,608
*	Lexicon Pharmaceuticals Inc.	1,464,903	3,560
*,1	Entrada Therapeutics Inc.	243,301	3,528
*	Tarsus Pharmaceuticals Inc.	279,975	3,519
*	Multiplan Corp.	3,282,945	3,480
*	Sutro Biopharma Inc.	742,223	3,429
*	Actinium Pharmaceuticals Inc.	361,471	3,416
*	Joint Corp.	202,639	3,410
*	Sangamo Therapeutics Inc.	1,886,529	3,320
*	Aura Biosciences Inc.	353,422	3,280
*	ARS Pharmaceuticals Inc.	500,475	3,258
*	Monte Rosa Therapeutics Inc.	413,062	3,218
*	Cara Therapeutics Inc.	653,914	3,211
*	Rigel Pharmaceuticals Inc.	2,427,258	3,204
*	Sight Sciences Inc.	364,639	3,187
*	Vera Therapeutics Inc. Class A	404,709	3,141
	SIGA Technologies Inc.	537,920	3,093
*,1	Janux Therapeutics Inc.	250,248	3,028
*	Xeris Biopharma Holdings Inc.	1,851,607	3,018
*	Nuvation Bio Inc.	1,808,020	3,001
*	Erasca Inc.	983,210	2,959
*	GeneDx Holdings Corp. Class A	8,071,896	2,946
*	Kodiak Sciences Inc.	463,976	2,877
*	Voyager Therapeutics Inc.	372,113	2,869
*	Gritstone bio Inc.	1,027,630	2,857
*,1	Zomedica Corp.	13,497,669	2,857
*,1	Tyra Biosciences Inc.	174,328	2,801
*,1	Inovio Pharmaceuticals Inc.	3,400,092	2,788
*,1	ImmunityBio Inc.	1,518,278	2,763
*,1	Vor BioPharma Inc.	510,560	2,747
*,1	HilleVax Inc.	164,186	2,714
*	Alpine Immune Sciences Inc.	350,072	2,703
*	Stoke Therapeutics Inc.	323,400	2,694
*,1	Aerovate Therapeutics Inc.	133,164	2,686
*,1	CareMax Inc.	1,002,521	2,677
*	Altimmune Inc.	629,823	2,658
*,1	Ocugen Inc.	3,104,681	2,649
*	Generation Bio Co.	615,012	2,645
*,1	Cabaletta Bio Inc.	319,078	2,639
*,1	Rain Oncology Inc.	294,874	2,577
*	Allovir Inc.	652,253	2,570
*,1	Mineralys Therapeutics Inc.	163,886	2,566
*	Lineage Cell Therapeutics Inc.	1,707,356	2,561
*	Adicet Bio Inc.	439,636	2,532
*,1	Beyond Air Inc.	374,425	2,527
*	Savara Inc.	1,285,719	2,507
*	Inozyme Pharma Inc.	436,328	2,500
*	PDS Biotechnology Corp.	403,780	2,483
*,1	Zevra Therapeutics Inc.	451,332	2,482
*	Y-mAbs Therapeutics Inc.	492,656	2,468
*,1	Merrimack Pharmaceuticals Inc.	200,656	2,466

		Shares	Market Value ($000)
*	ORIC Pharmaceuticals Inc.	432,035	2,463
*	Kezar Life Sciences Inc.	774,253	2,423
*	ClearPoint Neuro Inc.	283,652	2,394
*	Selecta Biosciences Inc.	1,717,073	2,387
*,1	Humacyte Inc.	770,077	2,380
*	Heron Therapeutics Inc.	1,552,993	2,345
*,1	Phathom Pharmaceuticals Inc.	328,040	2,342
*,1	Design Therapeutics Inc.	404,935	2,336
*	NGM Biopharmaceuticals Inc.	567,126	2,314
*,1	Cano Health Inc.	2,526,430	2,299
*	Poseida Therapeutics Inc. Class A	736,828	2,269
*,1	CorMedix Inc.	538,329	2,229
*	Cue Health Inc.	1,223,161	2,226
*,2	PDL BioPharma Inc.	1,757,467	2,214
*	Annexon Inc.	574,722	2,213
*	KalVista Pharmaceuticals Inc.	279,557	2,197
*,1	Immuneering Corp. Class A	225,865	2,193
*	PMV Pharmaceuticals Inc.	454,311	2,167
*	Harvard Bioscience Inc.	512,450	2,152
*,1	Quantum-Si Inc.	1,218,118	2,144
*,1	Asensus Surgical Inc. Class A	3,248,502	2,138
*	Jasper Therapeutics Inc.	1,175,507	2,128
*,1	Citius Pharmaceuticals Inc.	1,818,366	2,127
*,1	Tango Therapeutics Inc.	538,443	2,127
*	Zimvie Inc.	291,347	2,106
*	XOMA Corp.	97,004	2,048
*	Organogenesis Holdings Inc. Class A	959,863	2,045
*	Akoya Biosciences Inc.	247,410	2,024
*	Fulcrum Therapeutics Inc.	701,271	1,999
*,1	Orchestra BioMed Holdings Inc.	101,180	1,980
*,1	Innovage Holding Corp.	247,177	1,972
*	InfuSystem Holdings Inc.	254,385	1,971
*	KORU Medical Systems Inc.	464,328	1,959
*	Seer Inc. Class A	506,939	1,957
*	Amneal Pharmaceuticals Inc.	1,404,468	1,952
*	CytoSorbents Corp.	575,510	1,939
*,1	scPharmaceuticals Inc.	213,451	1,936
*,1	Alaunos Therapeutics Inc.	3,031,717	1,910
*	Semler Scientific Inc.	71,212	1,908
*	Nektar Therapeutics Class A	2,711,301	1,906
*,1	Standard BioTools Inc.	962,596	1,877
*	Cue Biopharma Inc.	523,408	1,869
*	C4 Therapeutics Inc.	587,870	1,846
*	Tabula Rasa HealthCare Inc.	330,022	1,845
*,1	Genelux Corp.	66,375	1,841
*	Nautilus Biotechnology Inc. Class A	663,291	1,837
*	Larimar Therapeutics Inc.	397,927	1,803
*,1	Paratek Pharmaceuticals Inc.	704,989	1,791
*	Spectrum Pharmaceuticals Inc.	2,362,069	1,772
*,1	Mind Medicine MindMed Inc.	557,745	1,768
*	Omega Therapeutics Inc.	293,095	1,767
*,1	Theseus Pharmaceuticals Inc.	196,496	1,745
*	Verrica Pharmaceuticals Inc.	266,711	1,734
*,1	ProKidney Corp. Class A	152,313	1,724
*	PepGen Inc.	138,827	1,698
*	Vigil Neuroscience Inc.	172,520	1,689
*,1	IGM Biosciences Inc.	122,673	1,686
*	Ovid therapeutics Inc.	651,565	1,681

		Shares	Market Value ($000)
*	Puma Biotechnology Inc.	539,962	1,668
*,1	Foghorn Therapeutics Inc.	267,245	1,657
*	Precigen Inc.	1,528,061	1,620
*	Esperion Therapeutics Inc.	1,015,096	1,614
*	G1 Therapeutics Inc.	591,046	1,584
*	Anixa Biosciences Inc.	365,929	1,574
*	Aadi Bioscience Inc.	212,802	1,541
*	Tela Bio Inc.	144,279	1,535
*,1	Prime Medicine Inc.	124,819	1,535
*	Olema Pharmaceuticals Inc.	441,732	1,533
*	Nkarta Inc.	429,352	1,524
*	Enzo Biochem Inc.	625,128	1,519
*	Icosavax Inc.	257,660	1,494
*,1	Celcuity Inc.	145,603	1,492
*	BioAtla Inc.	552,544	1,481
*	FONAR Corp.	91,273	1,479
*	Personalis Inc.	534,786	1,476
*	CVRx Inc.	157,506	1,468
*,1	Outlook Therapeutics Inc.	1,333,130	1,453
*	CytomX Therapeutics Inc.	958,673	1,448
*	Durect Corp.	319,553	1,448
*	Capricor Therapeutics Inc.	340,382	1,436
*,1	Gossamer Bio Inc.	1,138,583	1,435
*,1	Perspective Therapeutics Inc.	2,235,035	1,426
*	Chimerix Inc.	1,119,294	1,410
*,1	Galectin Therapeutics Inc.	670,160	1,407
*,1	Optinose Inc.	723,905	1,397
*,1	CEL - SCI Corp.	599,637	1,391
*,1	DermTech Inc.	369,368	1,359
*,1	Vaxart Inc.	1,792,995	1,357
*	Acrivon Therapeutics Inc.	106,914	1,357
*,1	Akebia Therapeutics Inc.	2,412,371	1,352
*	Kinnate Biopharma Inc.	215,647	1,348
[1]	ProPhase Labs Inc.	176,300	1,343
*,1	BrainStorm Cell Therapeutics Inc.	406,237	1,341
*	MediciNova Inc.	610,232	1,318
*,1	Rallybio Corp.	230,721	1,317
*	ALX Oncology Holdings Inc.	289,006	1,306
*	Stereotaxis Inc.	639,523	1,305
*,1	Vaxxinity Inc. Class A	562,125	1,276
*	Sanara Medtech Inc.	30,010	1,238
*,1	Vicarious Surgical Inc. Class A	539,936	1,226
*	Atossa Therapeutics Inc.	1,686,157	1,222
*,1	Apyx Medical Corp.	419,208	1,207
*,1	Eton Pharmaceuticals Inc.	311,427	1,199
*,1	BioVie Inc. Class A	147,637	1,193
*,1	Pyxis Oncology Inc.	296,279	1,188
*	Neuronetics Inc.	403,878	1,175
*	Mallinckrodt plc	160,900	1,173
*	Absci Corp.	667,634	1,168
*,1	DarioHealth Corp.	280,481	1,156
*,1	Cidara Therapeutics Inc.	908,104	1,153
*	Eyenovia Inc.	325,675	1,150
*,1	Achieve Life Sciences Inc.	168,622	1,147
*	Athira Pharma Inc.	457,702	1,144
*	Shattuck Labs Inc.	388,008	1,141
*	ChromaDex Corp.	743,337	1,137
*,1	Bellerophon Therapeutics Inc.	142,168	1,122

		Shares	Market Value ($000)
*	SCYNEXIS Inc.	371,531	1,115
*	Matinas BioPharma Holdings Inc.	2,361,667	1,110
*,1	Annovis Bio Inc.	71,015	1,094
*,1	Enliven Therapeutics Inc.	49,931	1,093
*,1	Inmune Bio Inc.	168,011	1,085
*	Sensus Healthcare Inc.	207,423	1,081
*,1	Inotiv Inc.	248,107	1,074
*,1	Ikena Oncology Inc.	308,736	1,065
*	Jounce Therapeutics Inc.	572,330	1,059
*	Streamline Health Solutions Inc.	583,666	1,051
*,1	Verastem Inc.	2,509,284	1,042
*	Century Therapeutics Inc.	299,597	1,040
*	PhenomeX Inc.	885,758	1,027
*,1	Seelos Therapeutics Inc.	1,478,231	1,022
*	Electromed Inc.	98,146	1,021
*,1	EyePoint Pharmaceuticals Inc.	342,542	1,007
*	Dare Bioscience Inc.	957,694	996
*	Rezolute Inc.	512,314	984
*	Cardiff Oncology Inc.	590,707	975
*	Tenaya Therapeutics Inc.	339,945	969
*	Prelude Therapeutics Inc.	169,409	966
*,1	Hyperfine Inc. Class A	661,431	952
*,1	VolitionRX Ltd.	492,280	940
*	aTyr Pharma Inc.	436,992	918
*,1	Invivyd Inc.	747,479	897
*,1	Adverum Biotechnologies Inc.	1,242,292	891
*	Talkspace Inc.	1,259,130	875
*,1	Forian Inc.	229,226	873
*	X4 Pharmaceuticals Inc.	992,017	863
*	Pieris Pharmaceuticals Inc.	872,701	852
*	Hepion Pharmaceuticals Inc.	1,090,743	847
*,1	Bright Green Corp.	899,476	847
*	Ocuphire Pharma Inc.	224,507	842
*,1	Summit Therapeutics Inc.	481,241	842
*	Acumen Pharmaceuticals Inc.	202,857	824
*,1	Sonendo Inc.	407,005	814
*	Fortress Biotech Inc.	985,656	808
*	Kronos Bio Inc.	553,029	807
*	Relmada Therapeutics Inc.	352,855	797
*,1	Reviva Pharmaceuticals Holdings Inc.	188,705	791
*	Disc Medicine Inc.	37,246	789
*	GlycoMimetics Inc.	624,423	787
*	Singular Genomics Systems Inc.	649,099	785
*,1	Galera Therapeutics Inc.	305,858	783
*,1	Greenwich Lifesciences Inc.	54,752	755
*	Immunic Inc.	502,478	749
*	Societal CDMO Inc.	627,573	747
*	Clearside Biomedical Inc.	697,789	726
*	TCR2 Therapeutics Inc.	476,934	715
*,1	MyMD Pharmaceuticals Inc.	410,666	706
*	XBiotech Inc.	204,329	705
*,1	Spero Therapeutics Inc.	482,187	699
*	Trevi Therapeutics Inc.	375,494	695
[1]	AirSculpt Technologies Inc.	132,658	669
*	Augmedix Inc.	383,326	667
*	Co-Diagnostics Inc.	444,776	658
*,1	SmileDirectClub Inc. Class A	1,523,499	655
*	Precision BioSciences Inc.	851,383	642

		Shares	Market Value ($000)
*,1	Pulse Biosciences Inc.	191,051	642
*	Great Elm Group Inc.	280,834	637
*,1	Aravive Inc.	315,214	630
*	Curis Inc.	1,054,023	628
*,1	Immunome Inc.	125,570	627
*	Lyra Therapeutics Inc.	301,686	624
*	Delcath Systems Inc.	104,834	603
*	Reneo Pharmaceuticals Inc.	99,626	596
*	AN2 Therapeutics Inc.	60,179	594
*,1	Third Harmonic Bio Inc.	143,047	589
*,1	Milestone Scientific Inc.	644,153	580
*	Instil Bio Inc.	874,673	578
*,1	Rani Therapeutics Holdings Inc. Class A	110,975	573
*,1	BioSig Technologies Inc.	497,969	568
*,1	Aveanna Healthcare Holdings Inc.	538,008	560
*	Graphite Bio Inc.	227,811	558
*	Homology Medicines Inc.	535,943	552
*,1	Genprex Inc.	598,971	545
*,1	VBI Vaccines Inc.	1,791,245	543
*,1	Clene Inc.	477,286	539
*,1	Avrobio Inc.	537,481	537
*,1	Celularity Inc. Class A	843,244	523
*,1	Bioventus Inc. Class A	483,525	517
*	NeuroPace Inc.	108,151	502
*	Alzamend Neuro Inc.	1,178,178	501
*	Tracon Pharmaceuticals Inc.	262,772	497
*,1	Aquestive Therapeutics Inc.	433,504	494
*	enVVeno Medical Corp.	104,365	494
*	Oncternal Therapeutics Inc.	621,232	488
*	Eiger BioPharmaceuticals Inc.	540,723	485
*	Lantern Pharma Inc.	99,265	479
*,1	Black Diamond Therapeutics Inc.	252,352	477
*	Cosmos Health Inc.	134,834	477
*	Eledon Pharmaceuticals Inc.	201,259	475
*,1	Akumin Inc.	695,610	473
*	Xilio Therapeutics Inc.	147,846	470
*	Praxis Precision Medicines Inc.	576,833	467
*	Pardes Biosciences Inc. Class A	349,795	462
*,1	Sera Prognostics Inc. Class A	120,477	461
*,1	Corbus Pharmaceuticals Holdings Inc.	62,059	451
*,1	TherapeuticsMD Inc.	119,900	450
*,1	Atreca Inc. Class A	393,228	448
*	Assembly Biosciences Inc.	520,411	437
*	Moleculin Biotech Inc.	454,705	437
*	Protara Therapeutics Inc.	140,668	436
*	Retractable Technologies Inc.	246,784	432
*	Viracta Therapeutics Inc.	269,120	428
*,1	GreenLight Biosciences Holdings PBC	982,201	425
*	Passage Bio Inc.	439,575	421
*,1	Talaris Therapeutics Inc.	220,965	415
*,1	Quince Therapeutics Inc.	265,538	414
	Carisma Therapeutics Inc.	133,568	414
	Psychemedics Corp.	78,306	411
*,1	Miromatrix Medical Inc.	241,350	405
*,1	Abeona Therapeutics Inc.	143,281	404
*	Lipocine Inc.	1,262,810	402
*	CareCloud Inc.	119,857	402
*,1	PAVmed Inc.	1,071,449	400

		Shares	Market Value ($000)
*,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	87,894	398
*,1	iCAD Inc.	319,228	396
*	Synlogic Inc.	624,203	395
*	Mustang Bio Inc.	1,071,517	393
*	Decibel Therapeutics Inc.	129,540	391
*	Oncocyte Corp.	1,101,689	390
*,1	Kala Pharmaceuticals Inc.	25,696	387
*,1	Accelerate Diagnostics Inc.	550,579	385
*,1	SELLAS Life Sciences Group Inc.	268,445	384
*	Surface Oncology Inc.	536,790	375
*,1	Syros Pharmaceuticals Inc.	140,119	374
*	BioCardia Inc.	189,240	371
*,1	Magenta Therapeutics Inc.	464,208	369
*	Longboard Pharmaceuticals Inc.	92,584	364
*	Werewolf Therapeutics Inc.	138,536	360
*,1	Biodesix Inc.	193,239	359
*	Orgenesis Inc.	300,650	355
*	DiaMedica Therapeutics Inc.	228,620	350
*	CASI Pharmaceuticals Holdings Inc.	150,870	347
*	AquaBounty Technologies Inc.	580,668	345
*	Exagen Inc.	141,951	345
*,1	iBio Inc.	165,747	345
*,1	Telesis Bio Inc.	110,770	343
*	IRIDEX Corp.	164,113	341
*	Kewaunee Scientific Corp.	21,503	338
*,1	MEI Pharma Inc.	1,465,882	336
*	ImmuCell Corp.	65,129	335
*,1	Neoleukin Therapeutics Inc.	478,838	335
*	P3 Health Partners Inc.	316,194	335
*,1	Tonix Pharmaceuticals Holding Corp.	565,846	334
*,1	Aspira Women's Health Inc.	903,574	331
*,1	Sonida Senior Living Inc.	48,661	330
*	LENSAR Inc.	133,235	328
*,1	Novan Inc.	251,875	327
*	Corvus Pharmaceuticals Inc.	356,806	325
*	Palatin Technologies Inc.	115,668	318
*	Biomerica Inc.	168,196	315
*	Cognition Therapeutics Inc.	158,207	313
*	Elevation Oncology Inc.	163,738	311
*,1	NightHawk Biosciences Inc.	352,600	308
*,1	Biote Corp. Class A	49,417	306
*,1	VistaGen Therapeutics Inc.	2,422,862	302
*	Taysha Gene Therapies Inc.	378,732	302
*,1	Owlet Inc.	923,752	300
*	NextCure Inc.	201,781	299
*	Ekso Bionics Holdings Inc.	179,455	296
*,1	NRX Pharmaceuticals Inc.	448,671	296
*,1	Leap Therapeutics Inc.	851,630	290
*,1	Oncology Institute Inc.	416,082	282
*	Solid Biosciences Inc.	58,895	279
*	PharmaCyte Biotech Inc.	94,819	276
*	ARCA biopharma Inc.	138,329	275
*,1	Senti Biosciences Inc. Class A	232,999	275
*,1	NeuroOne Medical Technologies Corp.	168,499	271
*,1	AIM ImmunoTech Inc.	620,229	267
*	Champions Oncology Inc.	65,914	265
*	ElectroCore Inc.	48,008	264
*,1	Checkpoint Therapeutics Inc.	116,259	262

		Shares	Market Value ($000)
*	Pro-Dex Inc.	15,741	261
*,1	Zynerba Pharmaceuticals Inc.	604,155	260
*	Strata Skin Sciences Inc.	235,454	259
*,1	RVL Pharmaceuticals plc	224,896	256
*	Biotricity Inc.	551,341	256
*	Gain Therapeutics Inc.	52,605	254
*,1	UNITY Biotechnology Inc.	155,751	254
*	Applied Therapeutics Inc.	312,458	253
*	Dominari Holdings Inc.	77,687	250
*,1	Cardio Diagnostics Holdings Inc.	64,022	250
*,1	vTv Therapeutics Inc. Class A	305,107	246
*,1	Adamis Pharmaceuticals Corp.	2,106,353	244
*,1	Nuvectis Pharma Inc.	18,537	243
*	Unicycive Therapeutics Inc.	115,057	242
*	Satsuma Pharmaceuticals Inc.	337,139	235
*	Eliem Therapeutics Inc.	80,918	235
*	Precipio Inc.	352,910	234
*	Predictive Oncology Inc.	713,603	233
*	Hookipa Pharma Inc.	315,524	232
*	Harpoon Therapeutics Inc.	308,935	230
*,1	Spruce Biosciences Inc.	104,176	230
*,1	Organovo Holdings Inc.	104,510	229
*,1,2	Palisade Bio Inc. CVR	238,902	229
*,1	Frequency Therapeutics Inc.	448,505	226
*,1	9 Meters Biopharma Inc.	161,178	224
*	Aligos Therapeutics Inc.	250,431	219
*	Bolt Biotherapeutics Inc.	157,452	219
*,1	Biora Therapeutics Inc.	78,929	219
*	Alpha Teknova Inc.	73,641	218
*	Tempest Therapeutics Inc.	93,802	218
*,1	Microbot Medical Inc.	104,308	217
*	Rockwell Medical Inc.	120,130	217
*,1	Molecular Templates Inc.	566,562	215
*,1	Lannett Co. Inc.	123,172	214
*,1	Vapotherm Inc.	318,785	210
*	Acutus Medical Inc.	278,220	210
*	Cyclerion Therapeutics Inc.	469,816	204
*,1	Enochian Biosciences Inc.	222,701	204
*,1	Chembio Diagnostics Inc.	457,104	202
*	Infinity Pharmaceuticals Inc.	1,260,434	202
*	Science 37 Holdings Inc.	710,569	200
*,1	ATI Physical Therapy Inc.	783,081	199
*,1	Eargo Inc.	42,585	199
*	Dyadic International Inc.	110,758	197
*,1	GeoVax Labs Inc.	288,573	192
*,1	Lisata Therapeutics Inc.	56,770	185
*	TFF Pharmaceuticals Inc.	268,770	184
*	Candel Therapeutics Inc.	134,169	184
*	Aeglea BioTherapeutics Inc.	632,341	183
*,2	Imara Inc. CVR	145,382	182
*,1	NanoViricides Inc.	154,515	181
*	Vincerx Pharma Inc.	173,353	180
*	American Shared Hospital Services	63,508	178
*,1	Applied DNA Sciences Inc.	156,293	177
*	Equillium Inc.	242,412	177
*,1	Evelo Biosciences Inc.	971,999	176
*,1	Longeveron Inc.	65,090	174
*	Onconova Therapeutics Inc.	236,656	173

		Shares	Market Value ($000)
*	AgeX Therapeutics Inc.	259,263	172
*,1	UpHealth Inc.	115,174	172
*,1	Know Labs Inc.	192,581	171
*,1	Clever Leaves Holdings Inc.	441,494	169
*	Conformis Inc.	104,898	168
*,1	PetVivo Holdings Inc.	59,855	167
*,1	Surrozen Inc.	271,911	164
*	Cumberland Pharmaceuticals Inc.	83,119	162
*	TScan Therapeutics Inc.	74,956	157
*	GT Biopharma Inc.	276,175	152
*,1	Vivani Medical Inc.	151,737	152
*,1	Axcella Health Inc.	315,295	151
*	Bio-Path Holdings Inc.	108,929	151
*	Forte Biosciences Inc.	149,084	151
*,1	SAB Biotherapeutics Inc.	340,547	150
*	Rapid Micro Biosystems Inc. Class A	113,865	149
*	Cyteir Therapeutics Inc.	81,271	148
*	Sensei Biotherapeutics Inc.	97,704	147
*,1	OncoSec Medical Inc.	57,066	147
*,1	Athersys Inc.	118,213	145
*	Lumos Pharma Inc.	42,183	143
*,1	Aptevo Therapeutics Inc.	69,172	141
*,1	Sientra Inc.	91,727	141
*	NeuroMetrix Inc.	95,051	139
*	Cocrystal Pharma Inc.	70,301	139
*,1	Theriva Biologics Inc.	194,494	136
*,1	SQZ Biotechnologies Co.	241,040	135
*,1	Impel Pharmaceuticals Inc.	96,137	135
*,1	Apexigen Inc.	253,880	127
*	Avalo Therapeutics Inc.	72,041	126
*,2	Strongbridge Biopharma plc CVR	687,671	125
*,1	Pear Therapeutics Inc. Class A	476,136	121
*	Diffusion Pharmaceuticals Inc.	28,978	121
*,1	Cingulate Inc.	123,016	121
*	RenovoRx Inc.	34,378	120
*,1	Coeptis Therapeutics Holdings	81,672	118
*	Nutriband Inc.	35,226	117
*	Galecto Inc.	57,643	115
*,1	Yield10 Bioscience Inc.	40,451	112
*	Acurx Pharmaceuticals Inc.	32,470	112
*	Alimera Sciences Inc.	53,735	111
*,1	Nemaura Medical Inc.	126,682	111
*	cbdMD Inc.	564,363	110
*	Soleno Therapeutics Inc.	49,939	107
*	HeartBeam Inc.	46,739	106
*,1	PaxMedica Inc.	54,959	105
*,1	Regulus Therapeutics Inc.	120,151	102
*,1	IN8bio Inc.	77,993	101
*	Surgalign Holdings Inc.	63,170	101
*	Minerva Neurosciences Inc.	63,041	101
*,1	Humanigen Inc.	683,489	98
*,1	Edesa Biotech Inc.	106,260	97
*	Immix Biopharma Inc.	52,378	95
*,1	Acorda Therapeutics Inc.	159,778	94
*	Cellectar Biosciences Inc.	65,482	94
*	SunLink Health Systems Inc.	83,942	92
*	Talis Biomedical Corp.	186,773	92
*	ThermoGenesis Holdings Inc.	35,200	92

		Shares	Market Value ($000)
*,1	Lexaria Bioscience Corp.	33,329	91
*,1	Acer Therapeutics Inc.	118,495	90
*	Aceragen Inc.	39,478	90
*	Armata Pharmaceuticals Inc.	53,218	89
*	Sigilon Therapeutics Inc.	95,157	89
*	Vivos Therapeutics Inc.	261,932	89
*,1	VYNE Therapeutics Inc.	27,264	84
*	Better Therapeutics Inc.	112,436	82
	Kineta Inc.	24,699	82
*,1	SiNtx Technologies Inc.	37,766	77
*	Vaccinex Inc.	188,819	75
*,1	Biofrontera Inc.	120,938	74
*	Aethlon Medical Inc.	190,657	73
*,1	Histogen Inc.	60,166	73
*,1	Navidea Biopharmaceuticals Inc.	276,491	72
*,1	Adial Pharmaceuticals Inc.	203,358	71
*	Applied Molecular Transport Inc.	222,651	71
*,1	Lipella Pharmaceuticals Inc.	37,074	71
*	Athenex Inc.	53,258	71
*,1	Aziyo Biologics Inc. Class A	46,243	70
*	Oncorus Inc.	204,692	70
*	Titan Pharmaceuticals Inc.	82,051	68
*	Aptinyx Inc. Class A	536,898	67
*,1	Calyxt Inc.	192,274	67
*	NeuBase Therapeutics Inc.	362,828	67
*	INVO BioScience Inc.	105,539	67
*,1	MSP Recovery Inc.	78,947	67
*,1	Akili Inc. Class A	42,105	67
*,1	Timber Pharmaceuticals Inc.	38,687	66
*,1	Eterna Therapeutics Inc.	18,551	65
*,1	Ontrak Inc.	121,862	64
*,1	Monopar Therapeutics Inc.	45,167	64
*	Gelesis Holdings Inc.	394,032	64
*,2	Adamas Pharmaceuticals Inc. CVR	1,055,708	64
*	Pulmatrix Inc.	21,390	63
*,1	Marker Therapeutics Inc.	87,137	62
*,1	Phio Pharmaceuticals Corp.	10,277	61
*,1	Cyclo Therapeutics Inc.	71,160	60
*,1	MiNK Therapeutics Inc.	30,617	59
*	Imunon Inc.	46,782	58
*	ENDRA Life Sciences Inc.	25,739	58
*,1	Plus Therapeutics Inc.	195,469	57
*	Evoke Pharma Inc.	29,851	57
*	NanoVibronix Inc.	16,201	55
*	Protagenic Therapeutics Inc.	31,781	55
*,1	Blue Water Vaccines Inc.	49,309	53
*,1	ReShape Lifesciences Inc.	20,591	53
*,1	Soligenix Inc. (XNCM)	26,765	53
*	Virpax Pharmaceuticals Inc.	65,145	51
*	Cyclacel Pharmaceuticals Inc.	86,949	50
*	Angion Biomedica Corp.	85,551	50
*	Aileron Therapeutics Inc.	39,934	50
*,1	Eloxx Pharmaceuticals Inc.	19,893	50
*,1	Jaguar Health Inc.	79,361	50
*	iSpecimen Inc.	35,987	49
*,1	OpGen Inc.	36,701	49
*	Finch Therapeutics Group Inc.	120,966	48
*	Trevena Inc.	69,236	48

		Shares	Market Value ($000)
*,2	Catalyst Biosciences Inc. CVR	475,977	48
*	Pasithea Therapeutics Corp.	121,007	47
*,1	Venus Concept Inc.	211,571	46
*,1	Lucid Diagnostics Inc.	33,167	46
*	Avinger Inc.	55,516	44
*,1	Baudax Bio Inc.	24,900	42
*	Aprea Therapeutics Inc.	9,375	42
*,1	Aridis Pharmaceuticals Inc.	129,880	41
*	Xenetic Biosciences Inc.	96,982	40
*,1	Comera Life Sciences Holdings Inc.	44,098	40
*,1	HTG Molecular Diagnostics Inc.	14,692	40
*	Indaptus Therapeutics Inc.	21,151	39
*	HCW Biologics Inc.	28,400	39
*,1	NexImmune Inc.	97,320	37
*,1	PLx Pharma Inc.	280,496	36
*	Regional Health Properties Inc.	10,499	36
*,1	SCWorx Corp.	103,826	36
*,1	Kiora Pharmaceuticals Inc.	10,503	35
*	eFFECTOR Therapeutics Inc.	94,449	34
*,1	Nuwellis Inc.	7,097	34
*	ZyVersa Therapeutics Inc.	16,894	33
*	Cohbar Inc.	17,665	32
*,1	Creative Medical Technology Holdings Inc.	61,050	31
*	ProSomnus Inc.	5,886	31
*	Exicure Inc.	34,318	30
*,1	ContraFect Corp.	16,304	30
*,2	Aduro Biotech Inc. CVR	150,581	28
*,1	InVivo Therapeutics Holdings Corp.	26,246	28
*,1	Kintara Therapeutics Inc.	7,563	28
*,1	180 Life Sciences Corp.	15,379	28
*	CalciMedica Inc.	5,518	28
*,1	Salarius Pharmaceuticals Inc.	14,263	27
*	Insulet Corp.	80	26
*,1	Biolase Inc.	92,558	26
*,1	Vyant Bio Inc.	44,740	26
*,1	Windtree Therapeutics Inc.	5,198	26
*	Anebulo Pharmaceuticals Inc.	8,656	26
*	Processa Pharmaceuticals Inc.	46,013	24
*	Dynatronics Corp.	16,074	24
*,1	Inhibikase Therapeutics Inc.	34,539	23
*,1	Hoth Therapeutics Inc.	10,437	22
*,1	AcelRx Pharmaceuticals Inc.	32,999	22
*,2	Aevi Genomic Medicine Inc. CVR	631,947	21
*,1,2	Oncternal Therapeutics Inc. CVR	19,268	20
*,1	Bellicum Pharmaceuticals Inc.	59,361	20
*,1	Enveric Biosciences Inc.	12,125	20
*,1	Aytu BioPharma Inc.	8,665	20
*,1	SeaStar Medical Holding Corp.	9,979	19
*	BioRestorative Therapies Inc.	4,910	17
*,1	Agile Therapeutics Inc.	76,860	17
*,1	NovaBay Pharmaceuticals Inc.	9,912	17
*	Benitec Biopharma Inc.	74,773	16
*	Ensysce Biosciences Inc.	3,267	16
*,1	PolarityTE Inc.	31,876	15
*,1	Fresh Tracks Therapeutics Inc.	23,060	15
*	Petros Pharmaceuticals Inc.	10,889	15
*	Synaptogenix Inc.	17,391	14
*,2	Ocera Therapeutics Inc. CVR	48,417	13

		Shares	Market Value ($000)
*	TRxADE HEALTH Inc.	39,629	12
*,1	Intelligent Bio Solutions Inc.	3,779	11
*	Femasys Inc.	8,823	10
*,1	Avenue Therapeutics Inc.	8,960	10
*	Imac Holdings Inc.	62,631	9
*	bioAffinity Technologies Inc.	4,628	9
*	Ainos Inc.	9,831	9
*	ABVC BioPharma Inc.	12,371	8
*,1	Journey Medical Corp.	5,309	8
*,1,2	Miragen Therapeutics Inc. CVR	330,960	7
*,1	Landos Biopharma Inc.	23,995	7
*,1	Virios Therapeutics Inc.	18,685	7
*,1	Bluejay Diagnostics Inc.	15,899	7
*,1	Sonnet BioTherapeutics Holdings Inc.	18,057	7
*,1,2	Qualigen Therapeutics Inc. CVR	91,096	6
*,1	Tenon Medical Inc.	3,534	6
*,2	F-star Therapeutics Inc. CVR	81,676	6
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	5
*,1	Star Equity Holdings Inc.	3,908	4
*	Minerva Surgical Inc.	19,180	4
*	Hillstream Biopharma Inc.	4,719	4
*,1	Tenax Therapeutics Inc.	8,691	4
*	Precision Optics Corp. Inc.	582	4
*,1,2	Seelos Therapeutics Inc. CVR	5,736	3
*,1	Aditxt Inc.	3,385	3
*,1,2	CinCor Pharma Inc. CVR	832	3
*,1	First Wave BioPharma Inc.	977	3
*	Ligand Pharmaceuticals Inc. Glucagon CVR	395,811	2
*	Ligand Pharmaceuticals Inc. General CVR	395,811	2
*	Ligand Pharmaceuticals Inc. Roche CVR	395,811	2
*,2	Ocuphire Pharma Inc. CVR	13,673	2
*,1	NantHealth Inc.	915	2
*,1	NeuroBo Pharmaceuticals Inc.	1,984	1
*,2	Ambit Biosciences Corp. CVR	22,388	—
*,2	Biosante Pharmaceuticals Inc. CVR	44,795	—
*	Xtant Medical Holdings Inc.	100	—
*,2	NeuroBo Pharmaceuticals Inc. CVR	5,194	—
*	Advaxis Inc. Warrants Exp. 9/11/24	47,130	—
*,2	Lantheus Holdings Inc. CVR	1,316,898	—
*,2	Achillion Pharmaceuticals Inc. CVR	374	—
*,2	Salarius Pharmaceuticals Inc. Warrants Exp. 1/20/25	119,407	—
	Cryo-Cell International Inc.	77	—
*	Modular Medical Inc.	306	—
*,1,2	Disc Medicine Inc. CVR	238,398	—
*,2	OmniAb Inc. 12.5 Earnout	83,004	—
*,2	OmniAb Inc. 15 Earnout	83,004	—
*,1	Panbela Therapeutics Inc.	514	—
*,2	Sesen Bio Inc. CVR	2,671,362	—
*,2	Soligenix Inc.	401	—
*,2	Regional Healthcare Inc.	10	—
			10,775,701
Industrials (16.9%)
*	Uber Technologies Inc.	27,719,907	878,721
	Ferguson plc	2,864,997	383,193
*	Axon Enterprise Inc.	939,395	211,223
*	Builders FirstSource Inc.	2,046,680	181,704
	Hubbell Inc. Class B	741,846	180,499
	SS&C Technologies Holdings Inc.	3,033,099	171,279

		Shares	Market Value ($000)
	Booz Allen Hamilton Holding Corp. Class A	1,828,515	169,485
	Graco Inc.	2,318,151	169,248
	TransUnion	2,678,009	166,411
	Carlisle Cos. Inc.	718,558	162,444
	AECOM	1,916,648	161,612
	Toro Co.	1,445,103	160,638
	Watsco Inc.	461,948	146,973
*	WillScot Mobile Mini Holdings Corp.	2,897,619	135,840
	Lincoln Electric Holdings Inc.	796,023	134,607
	Regal Rexnord Corp.	917,758	129,156
	Knight-Swift Transportation Holdings Inc. Class A	2,230,370	126,194
	Owens Corning	1,298,366	124,383
	HEICO Corp. Class A	911,862	123,922
	AGCO Corp.	858,236	116,034
	Lennox International Inc.	448,974	112,818
*	Middleby Corp.	746,072	109,382
	Donaldson Co. Inc.	1,671,456	109,213
	Tetra Tech Inc.	737,723	108,379
	Genpact Ltd.	2,323,030	107,370
	EMCOR Group Inc.	659,039	107,153
	Sensata Technologies Holding plc	2,121,746	106,130
	Fortune Brands Innovations Inc.	1,782,709	104,699
	KBR Inc.	1,898,090	104,490
	HEICO Corp.	581,545	99,467
*	Clean Harbors Inc.	697,136	99,384
	nVent Electric plc	2,302,472	98,868
*	Saia Inc.	361,487	98,353
	ITT Inc.	1,138,844	98,282
	WESCO International Inc.	623,459	96,349
*	CACI International Inc. Class A	324,686	96,198
*	FTI Consulting Inc.	477,217	94,179
	Valmont Industries Inc.	294,225	93,940
	Curtiss-Wright Corp.	527,986	93,063
*	RBC Bearings Inc.	396,713	92,327
	Landstar System Inc.	496,916	89,077
	MDU Resources Group Inc.	2,825,400	86,118
*	SiteOne Landscape Supply Inc.	629,113	86,107
*,1	Plug Power Inc.	7,305,230	85,617
*	GXO Logistics Inc.	1,647,373	83,126
*	Evoqua Water Technologies Corp.	1,667,862	82,926
	Acuity Brands Inc.	443,722	81,081
	Science Applications International Corp.	751,513	80,758
	Woodward Inc.	825,947	80,422
*	Univar Solutions Inc.	2,274,873	79,689
	BWX Technologies Inc.	1,259,779	79,416
	Hexcel Corp.	1,162,751	79,358
*	MasTec Inc.	820,545	77,492
*	Atkore Inc.	544,882	76,545
	Applied Industrial Technologies Inc.	529,312	75,231
	Oshkosh Corp.	899,464	74,817
	Crane Holdings Co.	658,482	74,738
	Timken Co.	913,440	74,646
*	Trex Co. Inc.	1,527,236	74,331
	Advanced Drainage Systems Inc.	871,219	73,365
*	Chart Industries Inc.	583,010	73,109
*	ExlService Holdings Inc.	450,513	72,907
	Concentrix Corp.	591,553	71,903
	Comfort Systems USA Inc.	489,849	71,498

		Shares	Market Value ($000)
	Exponent Inc.	689,048	68,691
	MSA Safety Inc.	510,473	68,148
*	Avis Budget Group Inc.	347,348	67,663
	UFP Industries Inc.	843,024	66,995
	Maximus Inc.	827,609	65,133
	Simpson Manufacturing Co. Inc.	585,607	64,206
	Watts Water Technologies Inc. Class A	376,055	63,298
	U-Haul Holding Co. (XNYS)	1,215,206	63,008
	Ryder System Inc.	699,412	62,416
*	API Group Corp.	2,759,282	62,029
	Flowserve Corp.	1,811,708	61,598
	Vertiv Holdings Co. Class A	4,204,078	60,160
*	Fluor Corp.	1,938,588	59,922
*	Sunrun Inc.	2,963,879	59,722
	Allison Transmission Holdings Inc.	1,298,191	58,730
	Insperity Inc.	483,036	58,713
*	Aerojet Rocketdyne Holdings Inc.	1,031,793	57,956
	Mueller Industries Inc.	785,895	57,748
*	Casella Waste Systems Inc. Class A	697,978	57,695
*	Kirby Corp.	827,560	57,681
	ManpowerGroup Inc.	696,030	57,443
	Air Lease Corp. Class A	1,434,442	56,474
*	ASGN Inc.	682,487	56,421
*	Clarivate plc	5,999,318	56,334
	AAON Inc.	576,863	55,777
*	Stericycle Inc.	1,276,953	55,688
	MSC Industrial Direct Co. Inc. Class A	657,326	55,215
	GATX Corp.	483,977	53,247
	Maxar Technologies Inc.	1,013,926	51,771
*	XPO Inc.	1,596,867	50,940
	Triton International Ltd.	798,377	50,473
	Spirit AeroSystems Holdings Inc. Class A	1,458,880	50,375
*	Shoals Technologies Group Inc. Class A	2,207,027	50,298
	Franklin Electric Co. Inc.	531,258	49,991
*	Bloom Energy Corp. Class A	2,466,200	49,151
	EnerSys	559,424	48,603
	John Bean Technologies Corp.	434,998	47,541
	Encore Wire Corp.	249,141	46,173
	Federal Signal Corp.	833,666	45,193
	Hillenbrand Inc.	948,309	45,073
	Armstrong World Industries Inc.	622,932	44,378
	Terex Corp.	911,894	44,117
*	SPX Technologies Inc.	620,107	43,767
	Zurn Elkay Water Solutions Corp.	2,010,799	42,951
	Esab Corp.	715,417	42,260
	Brink's Co.	629,819	42,072
	Arcosa Inc.	664,118	41,912
*	Array Technologies Inc.	1,908,186	41,751
*	Lyft Inc. Class A	4,489,938	41,622
*	Mercury Systems Inc.	803,326	41,066
*	TriNet Group Inc.	506,834	40,856
*	Beacon Roofing Supply Inc.	690,263	40,622
	ABM Industries Inc.	895,488	40,243
*	Alight Inc. Class A	4,326,973	39,851
	Moog Inc. Class A	392,814	39,576
	Forward Air Corp.	365,253	39,360
	FTAI Aviation Ltd.	1,385,838	38,748
	Herc Holdings Inc.	339,992	38,725

		Shares	Market Value ($000)
	Albany International Corp. Class A	428,215	38,265
*,1	ChargePoint Holdings Inc.	3,648,484	38,200
	Werner Enterprises Inc.	835,850	38,023
*	Dycom Industries Inc.	402,789	37,721
*	Hub Group Inc. Class A	446,300	37,462
	Korn Ferry	711,545	36,815
*	Hertz Global Holdings Inc.	2,258,526	36,791
*	Resideo Technologies Inc.	1,988,064	36,342
	UniFirst Corp.	205,465	36,209
*	AZEK Co. Inc. Class A	1,518,908	35,755
	Dun & Bradstreet Holdings Inc.	3,038,183	35,668
*	CBIZ Inc.	689,735	34,135
	ESCO Technologies Inc.	355,921	33,973
	Brady Corp. Class A	631,026	33,905
	Boise Cascade Co.	531,088	33,591
	Kadant Inc.	160,959	33,563
*	GMS Inc.	577,355	33,423
*	JetBlue Airways Corp.	4,434,610	32,284
*	Verra Mobility Corp. Class A	1,900,599	32,158
*	RXO Inc.	1,614,112	31,701
	McGrath RentCorp	337,327	31,476
*	AeroVironment Inc.	341,389	31,292
	Rush Enterprises Inc. Class A	572,185	31,241
	ArcBest Corp.	332,738	30,752
	Kennametal Inc.	1,106,344	30,513
	Matson Inc.	510,786	30,479
	CSW Industrials Inc.	214,425	29,790
	Mueller Water Products Inc. Class A	2,122,889	29,593
	EnPro Industries Inc.	284,105	29,516
	Helios Technologies Inc.	448,560	29,336
*	MYR Group Inc.	230,362	29,028
	Barnes Group Inc.	704,807	28,390
*	Masonite International Corp.	304,068	27,600
	Trinity Industries Inc.	1,119,670	27,275
	Alamo Group Inc.	142,134	26,175
	ICF International Inc.	234,235	25,696
	Spirit Airlines Inc.	1,488,458	25,557
	Granite Construction Inc.	609,266	25,029
*	Core & Main Inc. Class A	1,082,938	25,016
	Veritiv Corp.	183,761	24,833
*	AAR Corp.	439,984	24,001
*	Driven Brands Holdings Inc.	771,792	23,393
*	Ameresco Inc. Class A	463,745	22,826
*	Kratos Defense & Security Solutions Inc.	1,692,638	22,817
	Lindsay Corp.	149,685	22,622
*,1	Enovix Corp.	1,507,918	22,483
	CSG Systems International Inc.	417,300	22,409
*	Huron Consulting Group Inc.	274,944	22,097
*	Parsons Corp.	489,313	21,892
*	PGT Innovations Inc.	842,212	21,148
	MillerKnoll Inc.	1,031,583	21,096
*	Gibraltar Industries Inc.	430,749	20,891
*	ACV Auctions Inc. Class A	1,606,626	20,742
	Griffon Corp.	647,265	20,719
	Standex International Corp.	166,196	20,349
	H&E Equipment Services Inc.	457,890	20,252
	Enerpac Tool Group Corp. Class A	785,641	20,034
*	Allegiant Travel Co.	216,367	19,901

		Shares	Market Value ($000)
*	KAR Auction Services Inc.	1,453,739	19,887
*	3D Systems Corp.	1,823,667	19,550
*	Gates Industrial Corp. plc	1,388,190	19,282
*	Hayward Holdings Inc.	1,605,234	18,813
*	Upwork Inc.	1,639,315	18,557
*	Energy Recovery Inc.	769,166	17,729
*	NV5 Global Inc.	169,839	17,658
	Primoris Services Corp.	712,301	17,565
	Tennant Co.	253,544	17,375
*,1	Joby Aviation Inc.	3,995,484	17,340
*	NOW Inc.	1,523,475	16,987
*	Hillman Solutions Corp.	2,008,576	16,912
	Kforce Inc.	265,969	16,820
	Marten Transport Ltd.	788,009	16,509
	Wabash National Corp.	657,949	16,179
*,1	SunPower Corp.	1,167,320	16,156
*	Sterling Infrastructure Inc.	424,614	16,084
*,1	FuelCell Energy Inc.	5,612,341	15,995
	HNI Corp.	570,176	15,874
*	Air Transport Services Group Inc.	756,369	15,755
*	SkyWest Inc.	709,718	15,734
*	Construction Partners Inc. Class A	570,633	15,373
	Matthews International Corp. Class A	415,596	14,986
	Columbus McKinnon Corp.	401,462	14,918
	Greenbrier Cos. Inc.	461,313	14,840
	AZZ Inc.	357,093	14,727
*	JELD-WEN Holding Inc.	1,146,734	14,518
*	CoreCivic Inc.	1,572,589	14,468
	Healthcare Services Group Inc.	1,042,876	14,465
*	Vicor Corp.	307,541	14,436
*	Masterbrand Inc.	1,787,971	14,375
	Schneider National Inc. Class B	507,318	13,571
*	GEO Group Inc.	1,699,809	13,412
*	Montrose Environmental Group Inc.	375,194	13,383
*,1	NEXTracker Inc. Class A	365,122	13,239
*,1	Virgin Galactic Holdings Inc.	3,259,566	13,201
	Astec Industries Inc.	319,111	13,163
	Apogee Enterprises Inc.	302,161	13,068
*	Proto Labs Inc.	386,766	12,821
	GrafTech International Ltd.	2,607,060	12,670
*	American Woodmark Corp.	236,629	12,321
*	Legalzoom.com Inc.	1,312,127	12,308
*,1	Rocket Lab USA Inc.	3,017,794	12,192
*	Cimpress plc	277,661	12,167
[1]	Tecnoglass Inc.	280,609	11,774
*	Thermon Group Holdings Inc.	455,767	11,358
*,1	Stem Inc.	1,988,893	11,277
*	MRC Global Inc.	1,155,078	11,227
*	First Advantage Corp.	798,393	11,146
*	Janus International Group Inc.	1,094,992	10,797
	Steelcase Inc. Class A	1,271,777	10,708
	Douglas Dynamics Inc.	330,396	10,536
	CRA International Inc.	96,889	10,447
*	Triumph Group Inc.	900,218	10,434
*	Planet Labs PBC	2,651,399	10,420
*,1	Fluence Energy Inc. Class A	507,178	10,270
	Shyft Group Inc.	446,715	10,163
	Heartland Express Inc.	626,246	9,970

		Shares	Market Value ($000)
	Deluxe Corp.	611,907	9,791
	TTEC Holdings Inc.	262,863	9,786
	Quanex Building Products Corp.	450,355	9,696
*	SP Plus Corp.	276,383	9,477
*	Sun Country Airlines Holdings Inc.	456,525	9,359
	Kaman Corp.	407,183	9,308
*	Transcat Inc.	102,986	9,206
*	CIRCOR International Inc.	289,538	9,010
	Barrett Business Services Inc.	99,628	8,831
	Rush Enterprises Inc. Class B	147,424	8,829
	Pitney Bowes Inc.	2,239,614	8,712
*	Titan Machinery Inc.	274,975	8,373
*	BlueLinx Holdings Inc.	122,071	8,296
*	Manitowoc Co. Inc.	481,606	8,231
	Heidrick & Struggles International Inc.	270,125	8,201
*	TrueBlue Inc.	457,949	8,152
[1]	U-Haul Holding Co.	136,251	8,127
	Kelly Services Inc. Class A	489,075	8,114
	Ennis Inc.	383,869	8,096
	Genco Shipping & Trading Ltd.	510,633	7,997
*	Conduent Inc.	2,314,244	7,938
*	Ducommun Inc.	143,854	7,870
*	Heritage-Crystal Clean Inc.	220,474	7,851
*	Harsco Corp.	1,140,389	7,789
*,1	Desktop Metal Inc. Class A	3,342,937	7,689
	Argan Inc.	187,723	7,597
	Resources Connection Inc.	441,154	7,526
	Insteel Industries Inc.	270,086	7,514
*	TPI Composites Inc.	573,028	7,478
	ACCO Brands Corp.	1,390,242	7,396
	Allied Motion Technologies Inc.	191,039	7,384
	Gorman-Rupp Co.	294,636	7,366
*	Titan International Inc.	691,556	7,248
*	Aurora Innovation Inc.	5,187,779	7,211
	Hyster-Yale Materials Handling Inc.	138,740	6,922
	VSE Corp.	148,525	6,669
*	Daseke Inc.	858,337	6,635
	Interface Inc. Class A	806,374	6,548
*	Hawaiian Holdings Inc.	712,913	6,530
	Luxfer Holdings plc	386,385	6,530
*	Franklin Covey Co.	168,430	6,480
	Kimball International Inc. Class B	520,826	6,458
	Global Industrial Co.	238,206	6,393
[1]	Eagle Bulk Shipping Inc.	140,109	6,375
*	Babcock & Wilcox Enterprises Inc.	1,049,548	6,360
*,1	Custom Truck One Source Inc.	907,105	6,159
*,1	Xometry Inc. Class A	411,337	6,158
*,1	Nikola Corp.	5,055,762	6,117
*	Viad Corp.	292,135	6,088
*	DXP Enterprises Inc.	221,712	5,968
*,1	SES AI Corp.	2,017,502	5,952
	LSI Industries Inc.	419,464	5,843
*	V2X Inc.	145,024	5,760
*,1	Blink Charging Co.	665,353	5,755
*	CECO Environmental Corp.	409,326	5,726
	Powell Industries Inc.	133,100	5,669
	Alta Equipment Group Inc.	356,169	5,645
	Miller Industries Inc.	158,649	5,608

		Shares	Market Value ($000)
*,1	Archer Aviation Inc. Class A	1,956,750	5,596
*	Atlas Technical Consultants Inc. Class A	455,369	5,551
*	Great Lakes Dredge & Dock Corp.	1,006,765	5,467
	REV Group Inc.	454,994	5,455
*	Astronics Corp.	407,130	5,439
	National Presto Industries Inc.	75,140	5,417
*	Forrester Research Inc.	166,906	5,399
*	IES Holdings Inc.	122,711	5,288
	Preformed Line Products Co.	41,213	5,277
*	Frontier Group Holdings Inc.	533,341	5,248
*	Blue Bird Corp.	255,463	5,219
*	TaskUS Inc. Class A	359,061	5,185
*	Hudson Technologies Inc.	551,270	4,813
	Cadre Holdings Inc.	217,225	4,679
	Omega Flex Inc.	40,864	4,554
*,1	Symbotic Inc. Class A	194,576	4,444
*	Northwest Pipe Co.	136,603	4,266
	FTAI Infrastructure Inc.	1,420,438	4,261
*,1	Proterra Inc.	2,697,871	4,101
*	Liquidity Services Inc.	310,372	4,088
	Covenant Logistics Group Inc. Class A	113,044	4,004
*	374Water Inc.	818,368	3,863
*	Bowman Consulting Group Ltd. Class A	131,540	3,777
*,1	AerSale Corp.	219,274	3,776
*	Tutor Perini Corp.	600,463	3,705
*	Sterling Check Corp.	327,834	3,655
	Park Aerospace Corp.	269,197	3,621
*	Hyliion Holdings Corp.	1,823,406	3,610
*	Microvast Holdings Inc.	2,641,781	3,276
*	Distribution Solutions Group Inc.	71,196	3,237
	Pangaea Logistics Solutions Ltd.	518,937	3,046
*	Commercial Vehicle Group Inc.	415,641	3,034
*	Performant Financial Corp.	848,345	2,884
*	Radiant Logistics Inc.	439,368	2,882
*,1	Eos Energy Enterprises Inc.	1,120,218	2,879
*	BrightView Holdings Inc.	510,120	2,867
	Aris Water Solutions Inc. Class A	366,722	2,857
*	HireRight Holdings Corp.	267,013	2,833
	Universal Logistics Holdings Inc.	97,135	2,831
*	TuSimple Holdings Inc. Class A	1,924,945	2,830
*,1	NuScale Power Corp.	300,782	2,734
*	PAM Transportation Services Inc.	94,705	2,711
*	Innodata Inc.	309,863	2,646
*	Willdan Group Inc.	167,299	2,613
*,1	Red Violet Inc.	143,987	2,534
*	US Xpress Enterprises Inc. Class A	419,062	2,489
*	Skillsoft Corp.	1,166,079	2,332
*	Blade Air Mobility Inc.	659,144	2,228
*,1	FiscalNote Holdings Inc.	997,761	2,225
*	Limbach Holdings Inc.	126,603	2,190
*	Concrete Pumping Holdings Inc.	319,398	2,172
*	Matrix Service Co.	391,306	2,113
*	Gencor Industries Inc.	137,404	2,112
*,1	Beam Global	126,677	2,015
*	Quad/Graphics Inc.	469,442	2,014
*,1	Energy Vault Holdings Inc.	931,764	1,994
*	Mayville Engineering Co. Inc.	133,443	1,991
*	Graham Corp.	148,159	1,938

		Shares	Market Value ($000)
*,1	Velo3D Inc.	844,434	1,917
*,1	SKYX Platforms Corp.	553,756	1,916
	Hurco Cos. Inc.	74,508	1,887
*,1	INNOVATE Corp.	623,568	1,852
*	American Superconductor Corp.	373,697	1,835
*	Innovative Solutions & Support Inc.	248,122	1,821
*	Mistras Group Inc.	261,075	1,770
	Eastern Co.	89,013	1,734
*	Byrna Technologies Inc.	227,449	1,726
	ARC Document Solutions Inc.	534,145	1,693
*,1	Willis Lease Finance Corp.	30,087	1,648
*	L B Foster Co. Class A	142,436	1,635
*,1	Perma-Fix Environmental Services Inc.	138,502	1,632
*,1	Amprius Technologies Inc.	186,332	1,623
*	Wheels Up Experience Inc.	2,537,876	1,606
*,1	Terran Orbital Corp.	872,870	1,606
[1]	Park-Ohio Holdings Corp.	125,237	1,513
*	EVI Industries Inc.	74,850	1,482
*	DLH Holdings Corp.	128,654	1,476
*,1	BlackSky Technology Inc. Class A	975,396	1,463
	BGSF Inc.	137,124	1,460
*,1	ESS Tech Inc.	911,864	1,268
*	Quest Resource Holding Corp.	205,544	1,262
*	Twin Disc Inc.	129,648	1,247
*	Orion Group Holdings Inc.	457,435	1,185
*	FTC Solar Inc.	505,812	1,138
*,1	Yellow Corp.	554,652	1,126
*	Mesa Air Group Inc.	474,206	1,124
*	RCM Technologies Inc.	92,320	1,067
*	Markforged Holding Corp.	1,066,466	1,023
*	Manitex International Inc.	195,901	1,021
*	Hydrofarm Holdings Group Inc.	577,654	999
*,1	Hyzon Motors Inc.	1,219,651	994
*,1	Aqua Metals Inc.	991,526	992
*,1	Broadwind Inc.	254,444	977
*,1	Spire Global Inc.	1,427,770	954
	Karat Packaging Inc.	70,799	944
*,1	NeoVolta Inc.	365,718	936
*	Orion Energy Systems Inc.	453,956	922
	HireQuest Inc.	42,174	910
*,1	Berkshire Grey Inc.	632,070	872
*,1	Redwire Corp.	287,325	871
*	Perma-Pipe International Holdings Inc.	81,840	870
*,1	Ideal Power Inc.	78,007	815
	NL Industries Inc.	134,129	813
[1]	Acme United Corp.	32,113	739
*,1	Alpha Pro Tech Ltd.	177,664	739
*,1	Astra Space Inc.	1,702,284	723
*,1	KULR Technology Group Inc.	813,003	713
*	LS Starrett Co. Class A	59,803	671
*,1	GEE Group Inc.	1,612,349	669
*	NN Inc.	613,095	656
*,1	Sunworks Inc.	455,623	656
*	Flux Power Holdings Inc.	128,485	624
*	Westwater Resources Inc.	555,995	617
*	StarTek Inc.	144,925	599
*	Virco Manufacturing Corp.	150,864	599
*	FreightCar America Inc.	183,976	574

		Shares	Market Value ($000)
*	Mastech Digital Inc.	46,224	570
*	Sarcos Technology & Robotics Corp.	1,198,490	569
*	Hudson Global Inc.	25,310	565
*	VirTra Inc.	140,111	565
*,1	Bird Global Inc. Class A	1,957,362	548
*,1	Advent Technologies Holdings Inc.	506,225	537
*,1	Ault Alliance Inc.	5,075,133	530
*	Energous Corp.	928,548	501
*,1	AgEagle Aerial Systems Inc.	1,081,707	487
*	Air T Inc.	19,387	469
*,1	Odyssey Marine Exploration Inc. Class B	139,878	455
*	Fuel Tech Inc.	347,637	445
*	Ultralife Corp.	110,686	445
*,1	Knightscope Inc. Class A	479,866	428
*,1	Momentus Inc. Class A	709,095	415
*	Ocean Power Technologies Inc.	753,871	400
*,1	Xos Inc.	745,878	392
*,1	View Inc.	769,206	385
*	Taylor Devices Inc.	15,706	315
*,1	Heliogen Inc.	1,269,609	305
*	Urban-Gro Inc.	111,102	300
*,1	Dragonfly Energy Holdings Corp.	98,475	295
*	Capstone Green Energy Corp.	205,780	274
*	Team Inc.	48,257	264
*	Williams Industrial Services Group Inc.	251,338	259
*	Jewett-Cameron Trading Co. Ltd.	44,603	257
*,1	Molekule Group Inc.	130,739	221
*,1	IGC Pharma Inc.	630,222	214
*	Servotronics Inc.	19,017	202
*	Safe & Green Holdings Corp.	183,382	185
*	Mega Matrix Corp.	117,328	182
*	CPI Aerostructures Inc.	47,433	180
*	SIFCO Industries Inc.	59,551	179
*,1	Orbital Infrastructure Group Inc.	1,149,227	168
*	Air Industries Group	41,109	157
*,1	Nauticus Robotics Inc.	52,630	157
*,1	Laser Photonics Corp.	32,357	151
*,1	Expion360 Inc.	30,525	148
*,1	Nuvve Holding Corp.	177,956	125
*	Pioneer Power Solutions Inc.	35,165	124
*,1,2	FTE Networks Inc.	82,837	124
*	Steel Connect Inc.	108,003	123
	Espey Manufacturing & Electronics Corp.	5,777	117
*	LiqTech International Inc.	246,699	116
*,1	Lightning eMotors Inc.	371,854	107
*,1	Polar Power Inc.	80,105	106
*,1	iSun Inc.	97,573	101
*	Wilhelmina International Inc.	22,891	94
*	DSS Inc.	434,597	93
*,1	Nuburu Inc.	31,162	83
*	Pineapple Energy Inc.	44,970	72
	Chicago Rivet & Machine Co.	2,052	61
	P&F Industries Inc. Class A	9,701	51
*,1	Sky Harbour Group Corp.	7,037	51
*	Staffing 360 Solutions Inc.	30,990	47
*,1	Energy Focus Inc.	81,557	46
*	TOMI Environmental Solutions Inc.	65,117	44
*,1	JanOne Inc.	38,132	43

		Shares	Market Value ($000)
*	Where Food Comes From Inc.	3,061	41
*,1	FGI Industries Ltd.	18,979	38
*,1	Atlis Motor Vehicles Inc. Class A	66,186	38
*,1	Charah Solutions Inc.	15,622	33
*	Patriot Transportation Holding Inc.	3,873	31
*	Shapeways Holdings Inc.	91,658	31
*,1	Applied UV Inc.	34,128	30
*	ShiftPixy Inc.	6,699	30
*	Sidus Space Inc. Class A	51,039	28
*,1	Exela Technologies Inc.	674,600	26
*,1	Micromobility.com Inc.	6,907	25
*	iPower Inc.	42,702	23
*	CEA Industries Inc.	22,679	20
*,1	Fathom Digital Manufacturing C	32,848	18
*	Greenwave Technology Solutions Inc.	12,936	13
	CompX International Inc.	321	6
*,1	QualTek Services Inc.	15,120	6
*,1	Agrify Corp.	27,782	5
*,1	Gaucho Group Holdings Inc.	1,700	2
*	Art's-Way Manufacturing Co. Inc.	530	1
*	Avalon Holdings Corp. Class A	42	—
*,2	Pineapple Energy Inc. CVR	30,377	—
			14,177,168
Information Technology (17.4%)
*	Palo Alto Networks Inc.	4,185,319	835,976
*	Snowflake Inc. Class A	3,825,271	590,201
*	Workday Inc. Class A	2,797,676	577,832
	Marvell Technology Inc.	11,789,539	510,487
*	Crowdstrike Holdings Inc. Class A	3,034,624	416,533
*	VMware Inc. Class A	2,882,967	359,938
*	Atlassian Corp. Class A	2,086,695	357,180
*	HubSpot Inc.	675,656	289,688
*	Cloudflare Inc. Class A	3,989,992	246,023
*	Datadog Inc. Class A	3,319,015	241,160
*	MongoDB Inc. Class A	964,757	224,904
*	Zoom Video Communications Inc. Class A	3,000,302	221,542
*	Palantir Technologies Inc. Class A	24,522,452	207,215
*	Splunk Inc.	2,096,831	201,044
*	Okta Inc. Class A	2,125,931	183,340
*	Lattice Semiconductor Corp.	1,886,314	180,143
	Entegris Inc.	2,061,731	169,083
*	GoDaddy Inc. Class A	2,152,112	167,262
	Jabil Inc.	1,836,748	161,928
*	Twilio Inc. Class A	2,428,446	161,807
*	DocuSign Inc. Class A	2,618,323	152,648
*	Zscaler Inc.	1,182,837	138,191
	Dell Technologies Inc. Class C	3,333,839	134,054
*	Manhattan Associates Inc.	864,063	133,800
*	Dynatrace Inc.	3,011,316	127,379
*	Black Knight Inc.	2,168,943	124,844
	Cognex Corp.	2,393,674	118,607
	Bentley Systems Inc. Class B	2,730,515	117,385
*	Paylocity Holding Corp.	573,178	113,936
*	Wolfspeed Inc.	1,724,622	112,014
*,1	Unity Software Inc.	3,396,967	110,198
*	Ciena Corp.	2,045,564	107,433
*	BILL Holdings Inc.	1,248,889	101,335
*	Arrow Electronics Inc.	799,437	99,826

		Shares	Market Value ($000)
*	Pure Storage Inc. Class A	3,903,544	99,579
	National Instruments Corp.	1,804,905	94,595
*	Guidewire Software Inc.	1,135,544	93,171
	Universal Display Corp.	598,728	92,881
*	Aspen Technology Inc.	403,367	92,319
	Littelfuse Inc.	341,212	91,476
*	Smartsheet Inc. Class A	1,828,334	87,394
*	UiPath Inc. Class A	4,909,451	86,210
*	Cirrus Logic Inc.	761,314	83,273
*	Nutanix Inc. Class A	3,199,673	83,160
*	Dropbox Inc. Class A	3,758,554	81,260
*	Novanta Inc.	499,635	79,487
*	Silicon Laboratories Inc.	436,663	76,455
*	Rambus Inc.	1,476,050	75,662
*	SPS Commerce Inc.	491,656	74,879
*	Tenable Holdings Inc.	1,547,451	73,519
*	Coherent Corp.	1,926,526	73,362
*	Five9 Inc.	982,789	71,046
	Dolby Laboratories Inc. Class A	829,583	70,863
	MKS Instruments Inc.	788,627	69,888
*	Super Micro Computer Inc.	649,743	69,230
	Power Integrations Inc.	781,594	66,154
*	Workiva Inc. Class A	627,784	64,291
*	Elastic NV	1,079,315	62,492
*	New Relic Inc.	813,975	61,284
*	Qualys Inc.	469,355	61,026
*	Onto Innovation Inc.	689,491	60,592
*	Synaptics Inc.	540,723	60,101
*	Procore Technologies Inc.	956,669	59,916
	Vontier Corp.	2,181,592	59,645
*	Insight Enterprises Inc.	416,915	59,602
*	Fabrinet	501,744	59,587
*	Axcelis Technologies Inc.	444,927	59,287
*	Diodes Inc.	638,448	59,222
	Avnet Inc.	1,257,552	56,841
*	Teradata Corp.	1,397,541	56,293
	TD SYNNEX Corp.	574,791	55,634
*	IPG Photonics Corp.	446,330	55,037
*	Box Inc. Class A	1,958,281	52,462
	Belden Inc.	600,776	52,129
*	Confluent Inc. Class A	2,142,614	51,573
*	Altair Engineering Inc. Class A	713,024	51,416
*	Lumentum Holdings Inc.	932,235	50,350
*	Alteryx Inc. Class A	852,614	50,168
*	MACOM Technology Solutions Holdings Inc.	707,732	50,136
*	SentinelOne Inc. Class A	3,049,847	49,896
*	Blackline Inc.	742,994	49,892
	Advanced Energy Industries Inc.	508,497	49,833
*	Sanmina Corp.	813,162	49,595
	Badger Meter Inc.	401,226	48,877
*	NCR Corp.	1,897,557	44,763
*	Envestnet Inc.	747,083	43,831
*	Allegro MicroSystems Inc.	892,784	42,845
*	Rogers Corp.	258,822	42,299
*	Kyndryl Holdings Inc.	2,849,159	42,054
*	Blackbaud Inc.	602,701	41,767
*	Calix Inc.	774,718	41,517
	Kulicke & Soffa Industries Inc.	785,540	41,390

		Shares	Market Value ($000)
*	ACI Worldwide Inc.	1,526,621	41,188
	Vishay Intertechnology Inc.	1,757,445	39,753
*	Impinj Inc.	290,239	39,333
*	Sprout Social Inc. Class A	643,909	39,201
*,1	C3.ai Inc. Class A	1,166,621	39,163
*	Varonis Systems Inc. Class B	1,498,619	38,979
*	PagerDuty Inc.	1,109,191	38,800
*	Ambarella Inc.	496,936	38,473
*,1	MicroStrategy Inc. Class A	131,035	38,304
*	Plexus Corp.	382,680	37,338
*	Rapid7 Inc.	808,335	37,111
*	DoubleVerify Holdings Inc.	1,209,475	36,466
	Progress Software Corp.	620,953	35,674
*	Viasat Inc.	1,051,811	35,593
	Amkor Technology Inc.	1,364,679	35,509
*	MaxLinear Inc. Class A	981,473	34,558
*	Freshworks Inc. Class A	2,241,111	34,423
*	Verint Systems Inc.	920,103	34,265
*	Alarm.com Holdings Inc.	681,306	34,256
*	Itron Inc.	616,793	34,201
*	FormFactor Inc.	1,070,121	34,083
*	Perficient Inc.	470,474	33,964
*	Extreme Networks Inc.	1,774,288	33,924
*	CommVault Systems Inc.	597,664	33,911
*	Viavi Solutions Inc.	3,091,655	33,483
*	HashiCorp Inc. Class A	1,141,788	33,443
*	RingCentral Inc. Class A	1,074,305	32,949
*,1	DigitalOcean Holdings Inc.	827,539	32,415
*	Appfolio Inc. Class A	257,731	32,082
*	Samsara Inc. Class A	1,580,232	31,162
*	SiTime Corp.	217,362	30,915
*	Gitlab Inc. Class A	876,563	30,057
	Clear Secure Inc. Class A	1,086,013	28,421
*	Qualtrics International Inc. Class A	1,564,521	27,895
	Pegasystems Inc.	568,053	27,539
*	Fastly Inc. Class A	1,549,659	27,522
	InterDigital Inc.	368,953	26,897
*	AppLovin Corp. Class A	1,704,855	26,851
*	NetScout Systems Inc.	932,138	26,706
*	nCino Inc.	1,060,659	26,283
*	Cohu Inc.	650,825	24,985
*	Appian Corp. Class A	561,762	24,931
	Xerox Holdings Corp.	1,565,455	24,108
*,1	Riot Platforms Inc.	2,290,086	22,878
*	OSI Systems Inc.	222,206	22,745
*	Agilysys Inc.	270,387	22,310
*	Asana Inc. Class A	1,041,396	22,005
	Methode Electronics Inc.	501,286	21,996
*	Harmonic Inc.	1,480,987	21,608
	CTS Corp.	433,140	21,423
*	Semtech Corp.	871,921	21,048
*	Ultra Clean Holdings Inc.	625,083	20,728
*	Q2 Holdings Inc.	840,698	20,698
*,1	Infinera Corp.	2,652,169	20,581
*	Knowles Corp.	1,201,309	20,422
*	LiveRamp Holdings Inc.	910,429	19,966
*	Everbridge Inc.	547,162	18,970
*	TTM Technologies Inc.	1,391,764	18,775

		Shares	Market Value ($000)
*	Zeta Global Holdings Corp. Class A	1,724,939	18,681
*	ePlus Inc.	377,145	18,495
*	Sumo Logic Inc.	1,512,783	18,123
*	CommScope Holding Co. Inc.	2,842,402	18,106
*	Squarespace Inc. Class A	565,983	17,981
*	Paycor HCM Inc.	664,867	17,632
*	PDF Solutions Inc.	412,563	17,493
*	Zuora Inc. Class A	1,740,259	17,194
*	Braze Inc. Class A	492,792	17,036
	Ubiquiti Inc.	62,176	16,893
*	Momentive Global Inc.	1,768,695	16,484
*	Digi International Inc.	482,670	16,256
*	Mirion Technologies Inc. Class A	1,826,294	15,597
	ADTRAN Holdings Inc.	979,000	15,527
*	PROS Holdings Inc.	564,006	15,454
*	Model N Inc.	459,178	15,369
*	Napco Security Technologies Inc.	408,587	15,355
*	Cerence Inc.	546,467	15,350
*	Digital Turbine Inc.	1,228,190	15,180
*	Veeco Instruments Inc.	711,249	15,029
*	Clearwater Analytics Holdings Inc. Class A	915,825	14,617
*	Avid Technology Inc.	456,321	14,593
*	Photronics Inc.	839,024	13,911
*	E2open Parent Holdings Inc.	2,342,916	13,636
*	Yext Inc.	1,413,887	13,587
	A10 Networks Inc.	867,407	13,436
*,1	Marathon Digital Holdings Inc.	1,513,572	13,198
*	CCC Intelligent Solutions Holdings Inc.	1,470,546	13,191
*	Ichor Holdings Ltd.	398,877	13,059
*,1	IonQ Inc.	2,100,035	12,915
	Adeia Inc.	1,437,929	12,740
*	PAR Technology Corp.	370,554	12,584
*	Jamf Holding Corp.	625,592	12,149
*	N-able Inc.	914,564	12,072
*	Olo Inc. Class A	1,447,590	11,812
*	SMART Global Holdings Inc.	680,257	11,728
*	Credo Technology Group Holding Ltd.	1,243,874	11,717
*	Sprinklr Inc. Class A	850,004	11,016
*,1	Aehr Test Systems	352,095	10,922
*	PowerSchool Holdings Inc. Class A	549,183	10,885
*	ScanSource Inc.	355,739	10,829
	Benchmark Electronics Inc.	446,008	10,566
*	CEVA Inc.	345,875	10,525
*	Vertex Inc. Class A	500,147	10,348
*	ForgeRock Inc. Class A	496,579	10,230
*	Corsair Gaming Inc.	542,877	9,962
*	indie Semiconductor Inc. Class A	916,933	9,674
*	Intapp Inc.	213,107	9,556
*	Amplitude Inc. Class A	727,129	9,045
*	Informatica Inc. Class A	542,224	8,892
*	OneSpan Inc.	503,366	8,809
*	Kimball Electronics Inc.	359,544	8,665
*	Clearfield Inc.	183,147	8,531
*	Matterport Inc.	3,103,788	8,473
*	Consensus Cloud Solutions Inc.	240,656	8,204
*	Grid Dynamics Holdings Inc.	714,075	8,183
*,1	Navitas Semiconductor Corp.	1,105,817	8,084
*,1	Lightwave Logic Inc.	1,544,817	8,079

		Shares	Market Value ($000)
*	EngageSmart Inc.	410,456	7,901
*	Arlo Technologies Inc.	1,283,376	7,777
*	NETGEAR Inc.	419,947	7,773
*	Alpha & Omega Semiconductor Ltd.	287,081	7,737
*	BigCommerce Holdings Inc.	860,386	7,692
*	Vishay Precision Group Inc.	183,347	7,657
*	Cvent Holding Corp. Class A	875,203	7,317
	PC Connection Inc.	157,115	7,064
*	Thoughtworks Holding Inc.	922,678	6,791
*	FARO Technologies Inc.	274,859	6,764
*	nLight Inc.	654,639	6,664
*	ACM Research Inc. Class A	554,880	6,492
*	Alkami Technology Inc.	512,426	6,487
*	8x8 Inc.	1,555,271	6,485
*,1	MicroVision Inc.	2,383,493	6,364
	Bel Fuse Inc. Class B	167,407	6,291
*	Domo Inc. Class B	441,072	6,259
*	Mitek Systems Inc.	641,825	6,155
*	Xperi Inc.	556,048	6,078
*,1	Instructure Holdings Inc.	233,890	6,058
*	SolarWinds Corp.	679,240	5,841
	Hackett Group Inc.	314,859	5,819
	American Software Inc. Class A	459,532	5,795
	NVE Corp.	63,806	5,295
*	SEMrush Holdings Inc. Class A	526,697	5,293
*	ON24 Inc.	598,198	5,240
*	AvePoint Inc.	1,242,503	5,119
*	Expensify Inc. Class A	621,976	5,069
*	Couchbase Inc.	342,327	4,813
*	MeridianLink Inc.	272,353	4,712
*	ShotSpotter Inc.	119,744	4,708
*	Aviat Networks Inc.	136,292	4,697
	Comtech Telecommunications Corp.	369,250	4,608
*,1	SoundHound AI Inc.	1,608,701	4,440
*,1	SmartRent Inc. Class A	1,726,661	4,403
*	LivePerson Inc.	973,364	4,293
*	EverCommerce Inc.	398,154	4,212
	Ebix Inc.	319,250	4,211
*,1	Eastman Kodak Co.	999,756	4,099
*	Ribbon Communications Inc.	1,183,466	4,047
*,1	Digimarc Corp.	198,344	3,897
*	Asure Software Inc.	267,164	3,874
	Immersion Corp.	432,713	3,868
*	Unisys Corp.	995,373	3,862
	Climb Global Solutions Inc.	67,403	3,592
	Richardson Electronics Ltd.	159,509	3,560
*	Daktronics Inc.	584,693	3,315
*	Luna Innovations Inc.	458,047	3,293
*	inTEST Corp.	151,446	3,141
*,1	Evolv Technologies Holdings Inc.	972,865	3,035
*,1	Ouster Inc.	3,574,551	2,991
*,1	Cleanspark Inc.	1,061,615	2,951
*	Rimini Street Inc.	712,543	2,936
*	CPI Card Group Inc.	64,442	2,901
*	Iteris Inc.	595,754	2,794
*,1	Tucows Inc. Class A	143,165	2,785
*	Akoustis Technologies Inc.	894,573	2,755
*	Cambium Networks Corp.	152,545	2,703

		Shares	Market Value ($000)
*,1	908 Devices Inc.	305,508	2,627
*,1	CoreCard Corp.	85,980	2,591
*	Brightcove Inc.	578,152	2,573
*,1	Veritone Inc.	437,524	2,551
*	Intevac Inc.	343,956	2,521
*	KVH Industries Inc.	220,804	2,513
	Information Services Group Inc.	482,484	2,456
*,1	Blend Labs Inc. Class A	2,398,282	2,389
*	eGain Corp.	310,954	2,360
*	Turtle Beach Corp.	231,046	2,315
*	AXT Inc.	550,413	2,191
*,1	Atomera Inc.	314,425	2,003
*,1	eMagin Corp.	933,932	1,943
*	Weave Communications Inc.	380,803	1,893
*	Telos Corp.	744,699	1,884
*	Identiv Inc.	306,249	1,880
*	Powerfleet Inc.	536,428	1,840
*	Enfusion Inc. Class A	175,026	1,838
*	DZS Inc.	232,320	1,833
*,1	Meta Materials Inc.	4,490,257	1,830
*	CalAmp Corp.	502,346	1,803
*	Quantum Corp.	1,555,073	1,788
*	Upland Software Inc.	407,479	1,752
*,1	Porch Group Inc.	1,168,651	1,671
*	Kaltura Inc.	864,304	1,659
*	Aeva Technologies Inc.	1,384,445	1,647
*,1	Tingo Group Inc.	1,546,099	1,623
*	Amtech Systems Inc.	169,457	1,617
*	Genasys Inc.	540,301	1,594
*	CS Disco Inc.	237,430	1,577
*	Lantronix Inc.	357,577	1,552
*	Rackspace Technology Inc.	819,574	1,541
*	Edgio Inc.	1,892,566	1,497
*	Everspin Technologies Inc.	217,481	1,481
*	Transphorm Inc.	366,085	1,461
*	Computer Task Group Inc.	186,517	1,352
*,1	Cipher Mining Inc.	571,371	1,331
*	SkyWater Technology Inc.	112,897	1,285
[1]	Park City Group Inc.	193,418	1,224
*	Kopin Corp.	1,103,170	1,202
*	Diebold Nixdorf Inc.	994,283	1,193
*	VirnetX Holding Corp.	905,638	1,186
*	SecureWorks Corp. Class A	137,379	1,177
	PCTEL Inc.	277,156	1,172
*	AstroNova Inc.	81,588	1,150
*	Synchronoss Technologies Inc.	1,184,703	1,114
*	Key Tronic Corp.	152,077	1,106
*	Arteris Inc.	261,460	1,106
*,1	LiveVox Holdings Inc.	341,531	1,055
*,1	Alpine 4 Holdings Inc.	2,016,081	1,028
	PFSweb Inc.	236,404	1,002
*	Pixelworks Inc.	671,576	994
*,1	AgileThought Inc. Class A	314,783	992
*	QuickLogic Corp.	157,856	941
*	Latch Inc.	1,231,706	939
*,1	Focus Universal Inc.	374,994	937
*,1	CVD Equipment Corp.	68,555	912
*,1	Neonode Inc.	118,968	905

		Shares	Market Value ($000)
*,1	Phunware Inc.	1,225,460	870
*	WM Technology Inc.	967,035	821
*	Airgain Inc.	152,243	818
*	Viant Technology Inc. Class A	187,801	817
	CSP Inc.	58,064	788
*,1	Applied Optoelectronics Inc.	349,064	771
*,1	Smith Micro Software Inc.	658,346	764
*	TransAct Technologies Inc.	118,370	733
*,1	Rigetti Computing Inc.	1,002,753	725
*	Franklin Wireless Corp.	145,394	724
*	Issuer Direct Corp.	34,289	721
*	Rekor Systems Inc.	576,958	721
*	Sono-Tek Corp.	136,487	699
*,1	Backblaze Inc. Class A	137,575	695
*	Casa Systems Inc.	538,466	684
*	Data I/O Corp.	131,493	654
*,1	Inseego Corp.	1,118,929	652
*	Movano Inc.	512,874	631
	Frequency Electronics Inc.	89,809	619
*,1	Research Frontiers Inc.	361,375	618
*	Intellicheck Inc.	242,394	606
*,1	ZeroFox Holdings Inc.	413,025	603
*	Wrap Technologies Inc.	338,065	581
*,1	Embark Technology Inc.	199,238	560
*	EMCORE Corp.	485,072	558
*,1	NextNav Inc.	274,760	558
*	AudioEye Inc.	77,975	554
*	LightPath Technologies Inc. Class A	369,843	521
*	NetSol Technologies Inc.	188,484	498
*,1	AEye Inc.	1,519,255	478
*	Wireless Telecom Group Inc.	249,702	462
*,1	Ondas Holdings Inc.	423,162	457
*,1	CompoSecure Inc.	59,861	441
*	Optical Cable Corp.	101,263	436
*,1	Dave Inc.	70,423	427
*	One Stop Systems Inc.	168,631	418
*	Inuvo Inc.	1,411,029	412
*	TESSCO Technologies Inc.	84,101	404
*	CPS Technologies Corp.	140,086	398
*,1	Red Cat Holdings Inc.	382,360	398
*,1	Quantum Computing Inc.	302,053	396
*	RF Industries Ltd.	89,996	391
*	GSI Technology Inc.	219,552	378
*	ClearSign Technologies Corp.	449,128	358
*	M-Tron Industries Inc.	31,573	339
*	Coda Octopus Group Inc.	46,152	335
*,1	D-Wave Quantum Inc.	493,000	327
*	DecisionPoint Systems Inc.	48,862	325
*	Aware Inc.	182,324	310
*,1	Glimpse Group Inc.	81,910	308
*,1	Airspan Networks Holdings Inc.	394,024	273
*	Boxlight Corp. Class A	702,399	269
*	LGL Group Inc.	60,905	261
*,1	Sobr Safe Inc.	113,980	253
*	Electro-Sensors Inc.	51,199	238
*	Cyxtera Technologies Inc.	768,415	235
*	Research Solutions Inc.	116,293	234
*,1	Vislink Technologies Inc.	668,746	231

		Shares	Market Value ($000)
*,1	IronNet Inc.	622,931	219
*	BSQUARE Corp.	189,580	210
*	SeaChange International Inc.	563,891	205
*	VerifyMe Inc.	105,037	202
*,1	Cerberus Cyber Sentinel Corp.	568,658	192
*	Intrusion Inc.	157,729	186
*,1	WidePoint Corp.	102,130	185
*	TSR Inc.	22,667	182
*	AmpliTech Group Inc.	66,524	180
*	GSE Systems Inc.	255,595	178
*	Trio-Tech International	37,853	178
*	ClearOne Inc.	115,345	174
*	Marin Software Inc.	181,298	165
*,1	OMNIQ Corp.	30,904	150
*	SigmaTron International Inc.	54,299	143
*	SilverSun Technologies Inc.	44,899	137
*,1	authID Inc.	282,129	127
*	Socket Mobile Inc.	67,030	126
*,1	Cepton Inc.	266,193	124
*,1	Stronghold Digital Mining Inc. Class A	199,068	123
*,1	CYNGN Inc.	98,711	122
*	BTCS Inc.	87,854	120
*,1	Digital Ally Inc.	25,905	120
*,1	Universal Security Instruments Inc.	47,378	110
*	ADDvantage Technologies Group Inc.	96,423	107
*	Astrotech Corp.	9,822	105
*,1	Verb Technology Co. Inc.	830,962	100
*	Bridgeline Digital Inc.	104,290	95
*,1	Presto Automation Inc.	59,625	93
*	Duos Technologies Group Inc.	29,790	83
*,1	Bio-key International Inc.	109,444	77
*,1	Data Storage Corp.	39,104	72
*,1	Terawulf Inc.	76,708	72
*,1	WiSA Technologies Inc.	45,800	72
	Bel Fuse Inc. Class A	1,846	67
*	Greenidge Generation Holdings Inc. Class A	148,619	67
*,1	Rubicon Technologies Inc.	102,639	67
*,1	FOXO Technologies Inc.	151,933	64
*,1	ComSovereign Holding Corp.	27,468	59
*,1	MariaDB plc	41,389	57
	Crexendo Inc.	32,741	53
*,1	Auddia Inc.	71,594	51
*,1	DatChat Inc.	86,875	50
*,1	Sigma Additive Solutions Inc.	108,527	48
	BK Technologies Corp.	15,355	44
*	SRAX Inc. Class A	74,291	43
*,1	Blackboxstocks Inc.	55,493	43
*	Sonim Technologies Inc.	40,817	41
*	Sonic Foundry Inc.	38,709	34
*,1	Iveda Solutions Inc.	19,806	26
*,1	Castellum Inc.	22,193	24
*,1	Kaspien Holdings Inc.	32,628	20
*,2	SRAX Inc.	284,252	20
	Taitron Components Inc. Class A	4,095	15
*,1	CXApp Inc. (Registered)	8,901	15
*	T Stamp Inc. Class A	5,884	15
*,1	Remark Holdings Inc.	9,461	13
*,1	WaveDancer Inc.	38,923	11

		Shares	Market Value ($000)
*,1,2	Cemtrex Inc.	1,154	10
*	Nortech Systems Inc.	573	6
*	SpringBig Holdings Inc.	4,301	3
	Network-1 Technologies Inc.	958	2
*	Intellinetics Inc.	51	—
			14,597,195
Materials (4.4%)
	Reliance Steel & Aluminum Co.	811,212	208,271
	RPM International Inc.	1,787,094	155,906
	Crown Holdings Inc.	1,661,265	137,403
*	Cleveland-Cliffs Inc.	7,155,777	131,165
	Royal Gold Inc.	907,580	117,722
	Graphic Packaging Holding Co.	4,252,447	108,395
	AptarGroup Inc.	898,487	106,192
	Alcoa Corp.	2,452,969	104,398
	Berry Global Group Inc.	1,681,450	99,037
	Olin Corp.	1,706,716	94,723
*	Axalta Coating Systems Ltd.	3,054,602	92,524
	Valvoline Inc.	2,382,254	83,236
	Sonoco Products Co.	1,344,523	82,016
	United States Steel Corp.	3,135,809	81,845
	Commercial Metals Co.	1,591,988	77,848
	Eagle Materials Inc.	500,518	73,451
	Ashland Inc.	690,746	70,947
*	ATI Inc.	1,769,286	69,816
	Huntsman Corp.	2,497,493	68,331
	Silgan Holdings Inc.	1,153,580	61,913
	Chemours Co.	2,057,371	61,598
	Element Solutions Inc.	3,117,258	60,194
	Cabot Corp.	765,731	58,686
	Balchem Corp.	442,055	55,911
	Westlake Corp.	473,835	54,955
	Louisiana-Pacific Corp.	985,204	53,408
*	Livent Corp.	2,450,799	53,231
	HB Fuller Co.	726,377	49,720
	Hecla Mining Co.	7,678,605	48,606
	Avient Corp.	1,162,803	47,861
*	O-I Glass Inc.	2,098,947	47,667
*	Summit Materials Inc. Class A	1,614,348	45,993
	Sensient Technologies Corp.	573,531	43,910
[1]	Scotts Miracle-Gro Co.	566,337	39,496
	Quaker Chemical Corp.	186,348	36,888
*	Arconic Corp.	1,391,867	36,509
*	MP Materials Corp.	1,283,670	36,187
	Innospec Inc.	342,846	35,200
	NewMarket Corp.	93,849	34,253
*	Ingevity Corp.	477,097	34,122
	Materion Corp.	281,352	32,637
	Alpha Metallurgical Resources Inc.	198,986	31,042
	Stepan Co.	291,564	30,040
	Carpenter Technology Corp.	657,726	29,440
	Greif Inc. Class A	459,039	29,089
	Minerals Technologies Inc.	445,027	26,889
	Worthington Industries Inc.	414,571	26,802
	Warrior Met Coal Inc.	725,422	26,630
	Tronox Holdings plc	1,549,528	22,282
	Sylvamo Corp.	441,180	20,409
	Orion Engineered Carbons SA	775,056	20,221

		Shares	Market Value ($000)
*,1	Ginkgo Bioworks Holdings Inc. Class A	13,943,614	18,545
*	Perimeter Solutions SA	2,076,359	16,777
	Mativ Holdings Inc.	766,635	16,460
	Kaiser Aluminum Corp.	218,638	16,317
	Compass Minerals International Inc.	471,870	16,180
	TriMas Corp.	575,134	16,023
*	Coeur Mining Inc.	3,912,183	15,610
	AdvanSix Inc.	370,408	14,175
*	Piedmont Lithium Inc.	225,928	13,567
*,1	PureCycle Technologies Inc.	1,835,627	12,849
	Hawkins Inc.	271,423	11,883
	SunCoke Energy Inc.	1,236,263	11,102
	Schnitzer Steel Industries Inc. Class A	352,916	10,976
	Myers Industries Inc.	507,676	10,879
*	Ecovyst Inc.	935,496	10,337
	Chase Corp.	98,423	10,308
	Ryerson Holding Corp.	278,467	10,131
*	TimkenSteel Corp.	540,996	9,922
	Trinseo plc	471,359	9,828
	Koppers Holdings Inc.	277,684	9,711
	Haynes International Inc.	178,240	8,928
*	Diversey Holdings Ltd.	1,095,741	8,865
	American Vanguard Corp.	398,058	8,709
*	LSB Industries Inc.	809,802	8,365
*	Clearwater Paper Corp.	232,624	7,774
*	Origin Materials Inc.	1,715,029	7,323
*	Century Aluminum Co.	705,268	7,053
	Olympic Steel Inc.	133,824	6,987
*	Aspen Aerogels Inc.	770,078	5,737
*	Rayonier Advanced Materials Inc.	887,968	5,568
	Mercer International Inc.	564,479	5,518
*,1	Amyris Inc.	3,515,785	4,781
*,1	McEwen Mining Inc.	543,257	4,601
*	Gatos Silver Inc.	654,522	4,274
*,1	Danimer Scientific Inc. Class A	1,229,426	4,242
	Pactiv Evergreen Inc.	527,318	4,219
	United States Lime & Minerals Inc.	24,198	3,695
*	Intrepid Potash Inc.	130,841	3,611
	Glatfelter Corp.	1,068,787	3,409
	Tredegar Corp.	372,614	3,402
	Ramaco Resources Inc.	326,774	2,879
*	Ranpak Holdings Corp. Class A	544,773	2,844
	FutureFuel Corp.	380,978	2,812
	Kronos Worldwide Inc.	299,077	2,754
*	Dakota Gold Corp.	745,692	2,699
*,1	5E Advanced Materials Inc.	427,873	2,319
*	Core Molding Technologies Inc.	107,678	1,937
	Greif Inc. Class B	21,722	1,662
	Gold Resource Corp.	1,281,600	1,346
*,2	AgroFresh Solutions Inc.	403,267	1,210
*,1	Loop Industries Inc.	332,490	1,144
*,1	Smith-Midland Corp.	58,550	1,098
*	Universal Stainless & Alloy Products Inc.	114,272	1,068
	Northern Technologies International Corp.	89,867	1,063
	Friedman Industries Inc.	88,921	1,008
*	Ascent Industries Co.	108,941	996
*	Contango ORE Inc.	29,429	839
*,1	Hycroft Mining Holding Corp. Class A	1,904,791	824

		Shares	Market Value ($000)
*	Idaho Strategic Resources Inc.	169,246	824
*,1	Flotek Industries Inc.	942,212	650
*	Advanced Emissions Solutions Inc.	280,591	556
*	Solitario Zinc Corp.	785,656	520
*	United States Antimony Corp.	1,198,945	452
*	Ampco-Pittsburgh Corp.	158,887	389
*,1	US Gold Corp.	57,681	322
*	Golden Minerals Co.	1,364,249	277
*	Paramount Gold Nevada Corp.	190,456	66
*	Cryptyde Inc.	252,524	21
*,2	Ikonics Corp. CVR	12,227	—
			3,668,235
Real Estate (6.2%)
	Sun Communities Inc.	1,709,716	240,865
	WP Carey Inc.	2,911,843	225,522
	Gaming & Leisure Properties Inc.	3,598,810	187,354
	Equity LifeStyle Properties Inc.	2,428,943	163,055
	Rexford Industrial Realty Inc.	2,626,436	156,667
	Life Storage Inc.	1,181,665	154,904
	CubeSmart	3,120,152	144,213
	American Homes 4 Rent Class A	4,252,695	133,747
	Lamar Advertising Co. Class A	1,212,969	121,163
	National Retail Properties Inc.	2,502,377	110,480
	Americold Realty Trust Inc.	3,737,814	106,341
*	Zillow Group Inc. Class C	2,378,275	105,762
	Healthcare Realty Trust Inc. Class A	5,259,132	101,659
	EastGroup Properties Inc.	605,243	100,059
	First Industrial Realty Trust Inc.	1,832,634	97,496
*	Jones Lang LaSalle Inc.	657,660	95,683
	Brixmor Property Group Inc.	4,152,484	89,361
	Omega Healthcare Investors Inc.	3,243,800	88,913
	STAG Industrial Inc.	2,466,320	83,411
	Agree Realty Corp.	1,206,300	82,764
	Spirit Realty Capital Inc.	1,933,382	77,026
	Apartment Income REIT Corp. Class A	2,067,771	74,047
[1]	Medical Properties Trust Inc.	8,313,582	68,338
	Ryman Hospitality Properties Inc.	757,300	67,953
	Rayonier Inc.	2,042,839	67,945
	Terreno Realty Corp.	997,915	64,465
	Kite Realty Group Trust	2,993,984	62,634
	PotlatchDeltic Corp.	1,093,449	54,126
	Phillips Edison & Co. Inc.	1,630,128	53,175
	Independence Realty Trust Inc.	3,077,870	49,338
	Essential Properties Realty Trust Inc.	1,946,275	48,365
	National Storage Affiliates Trust	1,157,552	48,363
	Kilroy Realty Corp.	1,455,706	47,165
	Physicians Realty Trust	3,092,343	46,169
	Cousins Properties Inc.	2,101,892	44,938
	Apple Hospitality REIT Inc.	2,885,376	44,781
	Broadstone Net Lease Inc.	2,388,989	40,637
	LXP Industrial Trust	3,821,243	39,397
	EPR Properties	1,032,892	39,353
	Park Hotels & Resorts Inc.	3,114,866	38,500
*	Howard Hughes Corp.	478,376	38,270
	Corporate Office Properties Trust	1,541,232	36,543
	Sabra Health Care REIT Inc.	3,137,630	36,083
	Vornado Realty Trust	2,213,239	34,017
	Highwoods Properties Inc.	1,441,573	33,430

		Shares	Market Value ($000)
	Equity Commonwealth	1,562,754	32,365
	Outfront Media Inc.	1,988,175	32,268
	Macerich Co.	2,920,490	30,957
	SITE Centers Corp.	2,514,782	30,882
	National Health Investors Inc.	598,378	30,864
	Four Corners Property Trust Inc.	1,142,850	30,697
*	Zillow Group Inc. Class A	696,211	30,424
	Douglas Emmett Inc.	2,445,100	30,148
	Innovative Industrial Properties Inc.	381,266	28,972
	Sunstone Hotel Investors Inc.	2,852,074	28,179
	Tanger Factory Outlet Centers Inc.	1,411,033	27,699
	CareTrust REIT Inc.	1,401,442	27,440
	Kennedy-Wilson Holdings Inc.	1,642,795	27,254
[1]	Pebblebrook Hotel Trust	1,787,209	25,092
	Retail Opportunity Investments Corp.	1,718,060	23,984
	Urban Edge Properties	1,574,122	23,706
	RLJ Lodging Trust	2,216,690	23,497
	DigitalBridge Group Inc.	1,957,095	23,466
*	Cushman & Wakefield plc	2,213,535	23,331
	DiamondRock Hospitality Co.	2,848,610	23,159
	Service Properties Trust	2,282,850	22,737
	Xenia Hotels & Resorts Inc.	1,672,660	21,895
	Elme Communities	1,217,012	21,736
[1]	InvenTrust Properties Corp.	918,854	21,501
	JBG SMITH Properties	1,392,439	20,970
	Getty Realty Corp.	581,523	20,952
[1]	SL Green Realty Corp.	886,640	20,854
	St. Joe Co.	475,681	19,793
	LTC Properties Inc.	556,365	19,545
	Alexander & Baldwin Inc.	976,052	18,457
	Global Net Lease Inc.	1,432,219	18,418
	Acadia Realty Trust	1,276,263	17,804
	Easterly Government Properties Inc. Class A	1,246,893	17,132
*	Veris Residential Inc.	1,115,194	16,326
[1]	Safehold Inc.	555,007	16,301
	Apartment Investment & Management Co. Class A	2,029,914	15,610
*	Redfin Corp.	1,539,070	13,944
	NETSTREIT Corp.	761,808	13,926
	NexPoint Residential Trust Inc.	308,257	13,462
	American Assets Trust Inc.	707,751	13,157
*	Opendoor Technologies Inc.	7,138,377	12,564
[1]	eXp World Holdings Inc.	982,711	12,471
	Piedmont Office Realty Trust Inc. Class A	1,686,156	12,309
	Empire State Realty Trust Inc. Class A	1,828,661	11,868
	Community Healthcare Trust Inc.	323,599	11,844
	Hudson Pacific Properties Inc.	1,757,540	11,688
[1]	Uniti Group Inc.	3,269,264	11,606
	Armada Hoffler Properties Inc.	980,129	11,575
	Newmark Group Inc. Class A	1,634,369	11,571
	Plymouth Industrial REIT Inc.	542,584	11,400
*	Compass Inc. Class A	3,502,440	11,313
	Marcus & Millichap Inc.	350,749	11,263
	Centerspace	204,604	11,178
	Brandywine Realty Trust	2,348,918	11,110
	Necessity Retail REIT Inc. Class A	1,754,957	11,021
	UMH Properties Inc.	733,521	10,849
	Paramount Group Inc.	2,357,247	10,749
	Summit Hotel Properties Inc.	1,507,460	10,552

		Shares	Market Value ($000)
	RPT Realty	1,109,437	10,551
[1]	CBL & Associates Properties Inc.	354,654	9,093
	Universal Health Realty Income Trust	172,306	8,290
	Global Medical REIT Inc.	893,953	8,144
*	Anywhere Real Estate Inc.	1,541,316	8,138
	Office Properties Income Trust	654,859	8,055
	Urstadt Biddle Properties Inc. Class A	435,186	7,646
	Gladstone Land Corp.	457,377	7,615
	Farmland Partners Inc.	696,913	7,457
	Chatham Lodging Trust	696,741	7,309
	Gladstone Commercial Corp.	549,645	6,942
	Saul Centers Inc.	177,169	6,910
*	Tejon Ranch Co.	346,684	6,334
	Alexander's Inc.	30,701	5,948
	Whitestone REIT	628,447	5,782
*	FRP Holdings Inc.	92,475	5,352
	Orion Office REIT Inc.	798,767	5,352
	One Liberty Properties Inc.	230,282	5,280
[1]	CTO Realty Growth Inc.	304,719	5,259
[1]	Indus Realty Trust Inc.	76,485	5,070
	RMR Group Inc. Class A	191,510	5,025
	NexPoint Diversified Real Estate Trust	444,740	4,616
	Diversified Healthcare Trust	3,344,385	4,515
	RE/MAX Holdings Inc. Class A	238,138	4,467
	BRT Apartments Corp.	224,311	4,423
*,1	Seritage Growth Properties Class A	531,077	4,180
*	Forestar Group Inc.	262,618	4,086
	Postal Realty Trust Inc. Class A	257,060	3,912
	City Office REIT Inc.	517,253	3,569
*	Star Holdings	186,502	3,243
[1]	Braemar Hotels & Resorts Inc.	827,564	3,194
	Alpine Income Property Trust Inc.	185,361	3,120
	Hersha Hospitality Trust Class A	446,298	2,999
	Douglas Elliman Inc.	950,239	2,955
	Industrial Logistics Properties Trust	958,508	2,943
*	WeWork Inc.	3,354,477	2,607
	Franklin Street Properties Corp.	1,308,881	2,055
	Stratus Properties Inc.	96,191	1,924
*	Ashford Hospitality Trust Inc.	561,557	1,803
	Clipper Realty Inc.	217,265	1,247
*	Maui Land & Pineapple Co. Inc.	87,520	1,047
*	Doma Holdings Inc.	2,348,264	957
*	Bluerock Homes Trust Inc.	46,123	914
	Modiv Inc. Class C	77,053	819
*	AMREP Corp.	56,666	793
	Creative Media & Community Trust Corp.	186,677	760
*	Transcontinental Realty Investors Inc.	17,772	753
*,1	Altisource Portfolio Solutions SA	144,638	665
*,1	Altisource Asset Management Corp.	7,999	520
*,1	Offerpad Solutions Inc.	979,502	516
*	Sotherly Hotels Inc.	240,256	479
	Global Self Storage Inc.	84,962	437
*,1	Fathom Holdings Inc.	79,137	336
	CorEnergy Infrastructure Trust Inc.	234,448	300
*	InterGroup Corp.	6,198	279
*	Comstock Holding Cos. Inc. Class A	52,330	265
*	Rafael Holdings Inc. Class B	147,734	229
*,1	American Realty Investors Inc.	6,597	174

		Shares	Market Value ($000)
[1]	American Strategic Investment Co.	20,139	172
*	Wheeler REIT Inc.	128,151	163
*	Trinity Place Holdings Inc.	313,994	151
*	Power REIT	35,047	131
	InnSuites Hospitality Trust	51,409	70
*,1	Avalon GloboCare Corp.	34,505	68
	Generation Income Properties Inc.	13,243	60
*	LuxUrban Hotels Inc.	17,995	50
*,1	Alset Inc.	21,638	34
[1]	Medalist Diversified REIT Inc.	4,275	4
	Presidio Property Trust Inc. Class A	1,025	1
*	Appreciate Holdings Inc.	1,772	1
*,2	Spirit MTA REIT	653,668	—
*	JW Mays Inc.	5	—
			5,188,870
Utilities (2.1%)
	Essential Utilities Inc.	3,295,040	143,829
	Vistra Corp.	5,180,302	124,327
	OGE Energy Corp.	2,757,866	103,861
	UGI Corp.	2,880,730	100,134
	IDACORP Inc.	694,789	75,266
	National Fuel Gas Co.	1,258,043	72,639
	New Jersey Resources Corp.	1,345,059	71,557
	Ormat Technologies Inc.	722,131	61,215
	Portland General Electric Co.	1,228,218	60,048
	PNM Resources Inc.	1,191,433	57,999
	Hawaiian Electric Industries Inc.	1,504,601	57,777
	ONE Gas Inc.	728,707	57,735
	Black Hills Corp.	893,485	56,379
	Southwest Gas Holdings Inc.	894,078	55,835
	Spire Inc.	714,057	50,084
	ALLETE Inc.	773,849	49,813
	NorthWestern Corp.	782,782	45,292
	American States Water Co.	503,767	44,780
	California Water Service Group	748,501	43,563
	Avista Corp.	1,004,592	42,645
	Clearway Energy Inc. Class C	1,305,756	40,909
[1]	Otter Tail Corp.	562,551	40,656
	Avangrid Inc.	990,011	39,482
	MGE Energy Inc.	499,822	38,821
	Chesapeake Utilities Corp.	239,082	30,600
	SJW Group	366,462	27,899
	Northwest Natural Holding Co.	478,894	22,776
*,1	Sunnova Energy International Inc.	1,349,497	21,079
	Middlesex Water Co.	245,408	19,171
	Unitil Corp.	227,047	12,951
	Clearway Energy Inc. Class A	322,400	9,682
	York Water Co.	205,330	9,178
*	Montauk Renewables Inc.	876,471	6,898
	Artesian Resources Corp. Class A	98,904	5,475
	Genie Energy Ltd. Class B	292,932	4,048
	Consolidated Water Co. Ltd.	212,315	3,488
*,1	Cadiz Inc.	723,728	2,924
*	Altus Power Inc. Class A	477,301	2,616
*	Pure Cycle Corp.	276,538	2,613
	RGC Resources Inc.	102,016	2,366
	Global Water Resources Inc.	126,593	1,574

			Shares	Market Value ($000)
[1]	Via Renewables Inc. Class A		37,180	683
				1,720,667
Total Common Stocks (Cost $76,998,520)				82,877,169
Preferred Stocks (0.0%)
	FAT Brands Inc. Pfd., 8.250%, 5/10/23		7,939	130
	Air T Funding Pfd., 8.000%, 6/7/24		704	16
Total Preferred Stocks (Cost $140)				146
		Coupon
Temporary Cash Investments (3.2%)
Money Market Fund (3.2%)
[4,5]	Vanguard Market Liquidity Fund (Cost $2,719,325)	4.839%	27,201,810	2,719,909
Total Investments (102.2%) (Cost $79,717,985)				85,597,224
Other Assets and Liabilities—Net (-2.2%)				(1,879,328)
Net Assets (100%)				83,717,896
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,828,004,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $7,160,000, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,991,315,000 was received for securities on loan.

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2023	6,272	568,713	8,467
E-mini S&P 500 Index	June 2023	368	76,135	4,464
E-mini S&P Mid-Cap 400 Index	June 2023	91	23,020	544
				13,475

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Airbnb Inc. Class A	8/31/23	BANA	28,354	(4.661)	148	—
BILL Holdings Inc.	8/31/23	BANA	7,194	(4.661)	—	(324)
Chewy Inc. Class A	1/31/24	GSI	11,830	(4.778)	—	(265)
Datadog Inc. Class A	8/31/23	BANA	9,948	(4.661)	—	(541)
DocuSign Inc. Class A	8/31/23	BANA	11,166	(4.661)	—	(598)
Lucid Group Inc.	1/31/24	GSI	13,616	(4.778)	1,151	—
Seagen Inc.	8/31/23	BANA	13,477	(4.661)	1,656	—
Sirius XM Holdings Inc.	1/31/24	GSI	14,560	(4.778)	1,292	—
Snowflake Inc. Class A	8/31/23	BANA	24,392	(4.661)	—	(109)
Wayfair Inc. Class A	8/31/23	BANA	5,264	(4.661)	—	(820)
					4,247	(2,657)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At March 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $1,343,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	82,864,607	7,175	5,387	82,877,169
Preferred Stocks	146	—	—	146
Temporary Cash Investments	2,719,909	—	—	2,719,909
Total	85,584,662	7,175	5,387	85,597,224

Derivative Financial Instruments
Assets
Futures Contracts[1]	13,475	—	—	13,475
Swap Contracts	—	4,247	—	4,247
Total	13,475	4,247	—	17,722
Liabilities
Swap Contracts	—	2,657	—	2,657
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.